                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 2-57791
                                                               File No. 811-2715



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

       Pre-Effective Amendment No. ___

       Post-Effective Amendment No. 38                                       [X]
                                   ----
                                       AND


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 38                                                      [X]
                    ----
                    DMC TAX-FREE INCOME TRUST - PENNSYLVANIA
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


              1818 Market Street, Philadelphia, Pennsylvania       19103
--------------------------------------------------------------------------------
                (Address of Principal Executive Offices)         (Zip Code)


Registrant's Telephone Number, including Area Code:               (215) 751-2923
                                                                  --------------


     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate Date of Public Offering:                           September 2, 1997
                                                               -----------------
It is proposed that this filing will become effective:


            ____ immediately upon filing pursuant to paragraph (b)

            ____ on (date) pursuant to paragraph (b)

            ____ 60 days after filing pursuant to paragraph (a)(1)

            ____ on (date) pursuant to paragraph (a)(1)

              X  75 days after filing pursuant to paragraph (a)(2)
            ----
            ____ on (date) pursuant to paragraph (a)(2) of Rule 485

          Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
          of the Investment Company Act of 1940. The Rule 24f-2 Notice
      for Registrant's most recent fiscal year was filed on April 21, 1997.

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 38 to Registration File No. 2-57791 includes the following:

            1.     Facing Page

            2.     Contents Page

            3.     Cross-Reference Sheet

            4.     Part A - Prospectuses*

            5.     Part B - Statements of Additional Information*

            6.     Part C - Other Information

            7.     Signatures



* This Post-Effective Amendment relates to the Registrant's three series of shares and their classes: Tax-Free Pennsylvania Fund A Class, Tax-Free Pennsylvania Fund B Class, Tax-Free Pennsylvania Fund C Class, Tax-Free New Jersey Fund A Class, Tax-Free New Jersey Fund B Class, Tax-Free New Jersey Fund C Class, Tax-Free Ohio Fund
            A Class, Tax-Free Ohio Fund B Class and Tax-Free Ohio Fund C Class. Shares of each Fund are described in separate prospectuses and Statements of Additional Information, however, the three funds (and nine classes) share a common Part C. The Registrant's Tax-Free Pennsylvania Fund A Class, B Class and C Class Prospectus and Statement of Additional Information, each dated April 29, 1997, are incorporated into this filing by reference to the electronic filing of this Prospectus and Statement of Additional Information made pursuant to Rule 485(b) on April 29, 1997. The Supplement dated June 9, 1997, and filed with the Commission on June 6, 1997 under Rule 497(e), for the Tax-Free Pennsylvania Fund A Class, B Class and C Class Prospectus is incorporated into this filing by reference.

                             CROSS-REFERENCE SHEET*
                             ---------------------
                                    PART A**
                                    ------

Item No.     Description                                                                 Location in Prospectus
--------     -----------                                                                 ----------------------
                                                                                         Tax-Free Pennsylvania Fund
                                                                                           A Class/B Class/C Class

   1         Cover Page..........................................................              Cover Page

   2         Synopsis............................................................            Synopsis; Summary of
                                                                                                  Expenses

   3         Condensed Financial Information.....................................            Financial Highlights

   4         General Description of Registrant ..................................            Investment Objective
                                                                                             and Policies; Shares;
                                                                                             Additional Information
                                                                                             on Investment Policies
                                                                                            and Risk Considerations

   5         Management of the Fund .............................................           Management of the Fund

   6         Capital Stock and Other Securities .................................           The Delaware Difference;
                                                                                          Dividends and Distributions;
                                                                                                Taxes; Shares

   7         Purchase of Securities Being Offered................................               Cover; How to Buy
                                                                                             Shares; Calculation of
                                                                                              Offering Price and Net
                                                                                             Asset Value; Management
                                                                                                   of the Fund

   8         Redemption or Repurchase............................................               How to Buy Shares;
                                                                                             Redemption and Exchange

   9         Pending Legal Proceedings...........................................                     None

* This filing relates to Registrant's Tax-Free Pennsylvania Fund A Class, Tax-Free Pennsylvania Fund B Class, Tax-Free Pennsylvania Fund C Class, Tax-Free New Jersey Fund A Class, Tax-Free New Jersey Fund B Class, Tax-Free New Jersey Fund C Class, Tax-Free Ohio Fund A Class, Tax-Free Ohio Fund B Class and Tax-Free Ohio Fund C Class. Shares of each Fund are described in separate prospectuses and Statements of Additional Information, however, the three funds (and nine classes) are combined in one Part C.
** The Registrant's Tax-Free Pennsylvania Fund A Class, B Class and C Class
   Prospectus and Statement of Additional Information, each dated April 29, 1997, are incorporated into this filing by reference to the electronic filing of this Prospectus and Statement of Additional Information made pursuant to Rule 485(b) on April 29, 1997. The Supplement dated June 9, 1997 and filed with the Commission on June 6, 1997 under Rule 497(e) for Tax-Free Pennsylvania Fund A Class, B Class and C Class Prospectus is incorporated into this filing by reference.

                             CROSS-REFERENCE SHEET*
                             ---------------------
                                     PART A
                                     ------

Item No.     Description                                                                 Location in Prospectus
-------      -----------                                                                 ----------------------
                                                                                          Tax-Free New Jersey Fund
                                                                                           A Class/B Class/C Class

   1         Cover Page..........................................................                Cover Page

   2         Synopsis............................................................             Synopsis; Summary of
                                                                                                   Expenses

   3         Condensed Financial Information.....................................                    N/A

   4         General Description of Registrant ..................................             Investment Objective
                                                                                              and Policies; Shares;
                                                                                              Additional Information
                                                                                              on Investment Policies
                                                                                              and Risk Considerations

   5         Management of the Fund .............................................             Management of the Fund

   6         Capital Stock and Other Securities .................................             The Delaware Difference;
                                                                                            Dividends and Distributions;
                                                                                                  Taxes; Shares

   7         Purchase of Securities Being Offered................................                Cover; How to Buy
                                                                                               Shares; Calculation of
                                                                                               Offering Price and Net
                                                                                               Asset Value; Management
                                                                                                    of the Fund

   8         Redemption or Repurchase............................................                 How to Buy Shares;
                                                                                               Redemption and Exchange

   9         Pending Legal Proceedings...........................................                       None


* This filing relates to Registrant's Tax-Free Pennsylvania Fund A Class, Tax-Free Pennsylvania Fund B Class, Tax-Free Pennsylvania Fund C Class, Tax-Free New Jersey Fund A Class, Tax-Free New Jersey Fund B Class, Tax-Free New Jersey Fund C Class, Tax-Free Ohio Fund A Class, Tax-Free Ohio Fund B Class and Tax-Free Ohio Fund C Class. Shares of each Fund are described in separate prospectuses and Statements of Additional Information, however, the three funds (and nine classes) are combined in one Part C.

                             CROSS-REFERENCE SHEET*
                             ---------------------
                                     PART A
                                     ------

Item No.     Description                                                                 Location in Prospectus
--------     -----------                                                                 ----------------------
                                                                                          Tax-Free Ohio Fund
                                                                                         A Class/B Class/C Class

   1         Cover Page..........................................................             Cover Page

   2         Synopsis............................................................         Synopsis; Summary of
                                                                                               Expenses

   3         Condensed Financial Information.....................................                 N/A

   4         General Description of Registrant ..................................           Investment Objective
                                                                                            and Policies; Shares;
                                                                                            Additional Information
                                                                                            on Investment Policies
                                                                                            and Risk Considerations

   5         Management of the Fund .............................................            Management of the Fund

   6         Capital Stock and Other Securities .................................             The Delaware Difference;
                                                                                            Dividends and Distributions;
                                                                                                   Taxes; Shares

   7         Purchase of Securities Being Offered................................                Cover; How to Buy
                                                                                               Shares; Calculation of
                                                                                               Offering Price and Net
                                                                                               Asset Value; Management
                                                                                                     of the Fund

   8         Redemption or Repurchase............................................                 How to Buy Shares;
                                                                                               Redemption and Exchange

   9         Pending Legal Proceedings...........................................                       None

* This filing relates to Registrant's Tax-Free Pennsylvania Fund A Class, Tax-Free Pennsylvania Fund B Class, Tax-Free Pennsylvania Fund C Class, Tax-Free New Jersey Fund A Class, Tax-Free New Jersey Fund B Class, Tax-Free New Jersey Fund C Class, Tax-Free Ohio Fund A Class, Tax-Free Ohio Fund B Class and Tax-Free Ohio Fund C Class. Shares of each Fund are described in separate prospectuses and Statements of Additional Information, however, the three funds (and nine classes) are combined in one Part C.

                              CROSS-REFERENCE SHEET
                              ---------------------
                                     PART B
                                     ------

                                                                                         Location in Statement
Item No.     Description                                                               of Additional Information
-------      -----------                                                               --------------------------
   10        Cover Page..........................................................                Cover

   11        Table of Contents...................................................           Table of Contents

   12        General Information and History.....................................          General Information

   13        Investment Objectives and Policies..................................         Investment Objectives
                                                                                               and Policies

   14        Management of the Registrant........................................          Officers and Trustees


   15        Control Persons and Principal Holders
                    of Securities................................................         Officers and Trustees

   16        Investment Advisory and Other Services..............................          Plans Under Rule 12b-1
                                                                                             for the Fund Classes
                                                                                          (under Purchasing Shares);
                                                                                            Investment Management
                                                                                          Agreements; Officers and
                                                                                       Trustees; General Information;
                                                                                            Financial Statements

   17        Brokerage Allocation................................................            Trading Practices
                                                                                               and Brokerage

   18        Capital Stock and Other Securities..................................            Capitalization and
                                                                                             Noncumulative Voting
                                                                                         (under General Information)

   19        Purchase, Redemption and Pricing of
                    Securities Being Offered.....................................            Purchasing Shares;
                                                                                         Determining Offering Price
                                                                                             and Net Asset Value;
                                                                                          Redemption and Repurchase;
                                                                                             Exchange Privilege

   20        Tax Status..........................................................                 Taxes


                              CROSS-REFERENCE SHEET
                              ---------------------
                                     PART B
                                   (Continued)

                                                                                            Location in Statement
Item No.          Description                                                              of Additional Information
-------           -----------                                                              --------------------------
   21             Underwriters ..................................................              Purchasing Shares

   22             Calculation of Performance Data................................           Performance Information

   23             Financial Statements...........................................             Financial Statements

                              CROSS REFERENCE SHEET
                              ---------------------
                                     PART C
                                     ------

                                                                                                      Location
Item No.          Description                                                                        in Part C
-------           -----------                                                                        ---------
   24             Financial Statements and Exhibits..............................                     Item 24

   25             Persons Controlled by or under Common
                  Control with Registrant........................................                     Item 25

   26             Number of Holders of Securities................................                     Item 26

   27             Indemnification................................................                     Item 27

   28             Business and Other Connections of
                  Investment Adviser.............................................                     Item 28

   29             Principal Underwriters.........................................                     Item 29

   30             Location of Accounts and Records...............................                     Item 30

   31             Management Services............................................                     Item 31

   32             Undertakings...................................................                     Item 32

TAX-FREE NEW JERSEY FUND                                      PROSPECTUS
A CLASS SHARES                                                SEPTEMBER 2, 1997
B CLASS SHARES
C CLASS SHARES




                   1818 Market Street, Philadelphia, PA 19103

             For Prospectus and Performance: Nationwide 800-523-4640

              Information on Existing Accounts: (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                     Dealer Services: (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500

                   Representatives of Financial Institutions:
                             Nationwide 800-659-2265


    This Prospectus describes the shares of the Tax-Free New Jersey Fund Series (the "Fund") of DMC Tax-Free Income Trust (the "Trust"), a professionally-managed mutual fund. The Fund's objective is to seek a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital.

    The Fund offers Tax-Free New Jersey Fund A Class ("Class A Shares"), Tax-Free New Jersey Fund B Class ("Class B Shares") and Tax-Free New Jersey Fund C Class ("Class C Shares") (individually, a "Class" and collectively, the "Classes").

    This Prospectus relates only to the Classes listed above and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of the Fund's registration statement), dated September 2, 1997, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers.

TABLE OF CONTENTS

COVER PAGE
SYNOPSIS
SUMMARY OF EXPENSES
FINANCIAL HIGHLIGHTS
INVESTMENT OBJECTIVE AND POLICIES
    Suitability
    Investment Strategy
             and Risk Factors
THE DELAWARE DIFFERENCE
    Plans and Services
CLASSES OF SHARES
HOW TO BUY SHARES
REDEMPTION AND EXCHANGE
DIVIDENDS AND DISTRIBUTIONS
TAXES
CALCULATION OF OFFERING PRICE
    AND NET ASSET VALUE PER SHARE
MANAGEMENT OF THE FUND
ADDITIONAL INFORMATION ON INVESTMENT
    POLICIES AND RISK CONSIDERATIONS
APPENDIX A - INVESTMENT ILLUSTRATIONS
APPENDIX B - CLASSES OFFERED


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
    The investment objective of the Fund is to seek a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. Up to 20% of the Fund's net assets may be invested in bonds, the income from which is subject to the federal alternative minimum tax. For further details, see Investment Objective and Policies and Additional Information on Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
    The Fund is considered a nondiversified investment company under the Investment Company Act of 1940 (the "1940 Act") and may be subject to greater risks than if the Fund were diversified. See Diversification and Special Considerations Relating to New Jersey Tax-Exempt Securities under Investment Strategy and Risk Factors.

Investment Manager, Distributor and Service Agent
    Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of the Board of Trustees. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.

Sales Charges
    The price of the Class A Shares includes a maximum front-end sales charge of 3.75% of the offering price. The sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated. Class A Shares are subject to annual 12b-1 Plan expenses.

    The price of the Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of:
(i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses which are assessed against the Class B Shares for approximately eight years after purchase. See Deferred Sales Charge Alternative--Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.

    The price of the Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

    See Classes of Shares and Distribution (12b-1) and Service under Management of the Fund.

Purchase Amounts
    Generally, the minimum initial investment in any Class is $1,000. Subsequent investments must generally be at least $100.

    Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed the maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more of Class A Shares, which are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC. See How to Buy Shares.

Redemption and Exchange
    Class A Shares of the Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Fund nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

    Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company
    The Fund is a series of DMC Tax-Free Income Trust (the "Trust"). The Trust was organized as a Pennsylvania business trust on November 23, 1976 and is an open-end management investment company. See Shares under Management of the Fund.

SUMMARY OF EXPENSES

    A  general   comparison  of  the  sales  arrangements  and  other  expenses applicable to Class A, Class B and Class C Shares follows:


                                                                Class A           Class B          Class C
Shareholder Transaction Expenses                                 Shares            Shares           Shares
-----------------------------------------------------------------------------------------------------------


Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)..................             4.75%              None            None

Maximum Sales Charge Imposed on Reinvested
Dividends (as a percentage of offering price).........             None              None            None

Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price or
redemption proceeds, as applicable)...................             None*            4.00%*           1.00%*

Redemption Fees.......................................             None**            None**          None**

     *Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange; Deferred Sales Charge Alternative Class B Shares and Level Sales Charge Alternative - Class C Shares under Classes of Shares.

     **CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.



          Annual Operating Expenses                             Class A           Class B          Class C
(as a percentage of average daily net assets)                    Shares            Shares           Shares
-----------------------------------------------------------------------------------------------------------


Management Fees (after voluntary waivers)............             [   ]%            [   ]%           [   ]%

12b-1 Expenses (including service fees)..............              0.25%***          1.00%***         1.00%***

Other Operating Expenses (after
     expense limitations)+...........................             [   ]%            [   ]%           [   ]%

            Total Operating Expenses (after voluntary
            waivers and expense limitations)+.........             1.00%             1.75%            1.75%
                                                                   =====             =====            =====

     ***Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). The annual 12b-1 Plan expenses for the Class A Shares have been set by the Board of Trustees at 0.25% of the average daily net assets of such Class, although the maximum annual 12b-1 Plan expenses permitted under the 12b-1 Plan for Class A Shares are 0.30% of the average daily net assets of such Class. See Distribution (12b-1) and Service under Management of the Fund.

     +"Other Operating Expenses" and "Total Operating Expenses" of each Class during the first full fiscal year of the Classes, after giving effect to the voluntary fee waiver and payments. The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses (after voluntary waivers and payments) of each Class of the Fund does not exceed 0.75% (in all cases exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 fees) during the commencement of the public offering of the Fund through ______________. If the voluntary fee waivers or payments were not in effect, the Total Operating Expenses of Class A Shares, Class B Shares and Class C Shares for the first full fiscal year, as a percentage of average daily net assets, would be .[ ]%, .[ ]% and .[ ]%, respectively, reflecting Management Fees of .60%.]

     Unless waived, investors utilizing the Delaware Group Asset Planner asset allocation service will incur an annual maintenance fee of $35 per Strategy. See How to Buy Shares--Delaware Group Asset Planner.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and
(3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the management fee by the Manager as discussed in this Prospectus.


                               Assuming Redemption                   Assuming No Redemption
                               1 year      3 years                   1 year         3 years
                               ------      -------                   ------         -------
Class A Shares                 $[](1)        $[]                      $[]             $[]
Class B Shares(2)              $[]           $[]                      $[]             $[]
Class C Shares                 $[]           $[]                      $[]             $[]

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above does not assume conversion of Class B Shares since it reflects figures only for one and three years. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.


INVESTMENT OBJECTIVE AND POLICIES

       The objective of the Fund is to seek as high a level of current interest income exempt from federal income tax and certain New Jersey state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. The objective of the Fund cannot be changed without shareholder approval.

       The Fund will invest primarily in municipal bonds and notes that are exempt from federal and New Jersey income taxes. Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses.

       The Fund will invest its assets in securities of varying maturities, without limitation, depending on market conditions. Typically, the remaining maturity of municipal bonds will range between five and 30 years. The Manager will attempt to adjust the maturity structure of the portfolio to provide a high level of tax-exempt income consistent with preservation of capital.

SUITABILITY

       The Fund may be suitable for the longer-term investor who is a resident subject to New Jersey income tax. The investor should be willing to accept the risks of investment in municipal bonds in general and New Jersey bonds in particular. The net asset value of the Fund's shares can generally be expected to fluctuate inversely to changes in interest rates.

       The risks associated with an investment in the Fund are discussed below under Investment Strategy and Risk Factors. The risks inherent in an investment in a fund that invests in obligations of a specific state, such as the Fund, are described below under Diversification and Special Considerations Relating to New Jersey Tax-Exempt Securities.

INVESTMENT STRATEGY AND RISK FACTORS

Tax-Exempt Investments
       The Fund invests primarily in municipal securities paying interest income which, in the opinion of the bond issuer's counsel, is exempt from federal and New Jersey income taxes. These securities include debt obligations of the State of New Jersey and its political subdivisions, agencies, authorities and instrumentalities and also other qualifying issuers such as Puerto Rico and the Virgin Islands.

       The Fund will, as a fundamental policy, invest at least 80% of its net assets in the types of tax-exempt securities listed above. Many of the securities in which the Fund invests generate income that is exempt from New Jersey state or local income taxes. In order to obtain the tax benefit of these securities for pass-through to shareholders, the Fund will invest in securities for income rather than trading for profit. However, the Fund may sell securities held in its portfolio and, as a result, realize capital gain or loss, in order to reinvest the earnings from portfolio securities in like securities and eliminate investments not consistent with the preservation of the capital or the tax status of the Fund; honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases; eliminate unsafe investments; or defray normal administrative expenses. The Fund will generally not exceed a portfolio turnover rate of 100%.

       The Fund may invest up to 20% of its net assets in bonds the income from which is subject to the federal alternative minimum tax. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations (commonly referred to as "private activity" or "private purpose" bonds) is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. For more information on the alternative minimum tax please see Private Purpose Bonds under Other Considerations below.

Quality Restrictions
       The Fund intends to invest at least 80% of its net assets in debt obligations that are rated in the top four grades by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") at the time of purchase. The Fund may include in that 80% portion securities that have not been rated, but which in the opinion of the Manager are comparable in quality to the top four grades. The fourth grade is considered medium grade and may have speculative characteristics. The Fund may invest up to 20% of its net assets in securities with a rating lower than the top four grades and in comparable unrated securities. These securities, commonly known as "junk bonds," are speculative and may involve greater risks and have higher yields. Please see High Yield, High Risk Securities under Additional Information on Investment

Policies and Risk Considerations and see Appendix B for descriptions of Moody's, S&P and Fitch ratings.

Diversification
       The Fund is a nondiversified investment company. This means that the Manager has the flexibility to invest as much as 50% of the Fund's assets in as few as two issuers provided no single issuer accounts for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of the Fund's assets is invested in the securities of a single issuer. The Fund may invest without limitation in U.S. government and government agency securities backed by the U.S. government, its agencies or instrumentalities. Because the Fund may invest its assets in fewer issuers, the value of Fund shares may increase or decrease more rapidly than if the Fund were fully diversified. If the Fund were to invest more than 5% of its assets in a single issuer, the Fund would be affected more than a fully-diversified fund in the event that issuer encountered difficulties in satisfying its financial obligations.

Concentration
       The Fund may invest more than 25% of its assets in municipal obligations relating to similar types of projects or with other similar economic, business or political characteristics (such as bonds of housing finance agencies or health care facilities). In addition, the Fund may invest more than 25% of its assets in industrial development bonds or pollution control bonds which may be backed only by the assets and revenues of a nongovernmental issuer. The Fund will not, however, invest more than 25% of its total assets in bonds issued for companies in the same industry.

       Percentage limitations outlined above are determined at the time an investment is made.

Other Considerations
       The Fund may invest without limit in short-term, tax-free instruments such as tax-exempt commercial paper and general obligation, revenue and project notes, advance refunded bonds, as well as variable and floating rate demand obligations. Advanced refunded bonds and variable rate obligations are described more fully under Additional Information on Investment Policies and Risk Considerations.

       Under abnormal conditions, the Fund may invest in taxable instruments for temporary defensive purposes. These would include instruments of the U.S. government, its agencies and instrumentalities. These securities will be rated in the top [two] categories by an independent rating organization at the time of purchase.

       The Fund may invest in both "general obligation" and "revenue" bonds, the two principal classifications of municipal bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds, in most cases, are revenue bonds and do not generally carry the pledge of credit of the issuing municipality. See Municipal Bonds in Part B.

Municipal Bond Insurance
       Various municipal issuers may obtain insurance for their obligations. At different times a substantial portion of the Fund's portfolio may consist of municipal bonds that are insured by a single insurance company. In the event of a default, the insurer is required to make payments of interest and principal when due to the bondholders. There is no assurance that the insurance company will meet its obligations. The Manager does not evaluate the creditworthiness of a private insurer. But the Manager focuses first on the creditworthiness of the actual issuer and its ability to pay interest and principal. Because insured obligations are typically rated in the top grades by Moody's and S&P, they will usually qualify for investment under the ratings standards of the Fund described above. Similar insurance is available to the Fund for uninsured obligations, and the Fund may acquire such obligations and purchase such insurance directly, but only if that would result in a comparable benefit to the Fund from such a security. Municipal bond insurance is discussed more fully in Part B.

Private Purpose Bonds
       The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain nongovernment activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend on the issuer's compliance with specific requirements after the bonds are issued.

       If the Fund invests in newly-issued "private purpose" bonds, a portion of the Fund's distributions would be subject to the federal alternative minimum tax applicable to certain shareholders. The Fund may invest up to 20% of its assets in bonds the income from which is subject to the federal alternative minimum tax.

When-Issued Securities [CONFIRM: SRSY RECEIVED CONFLICTING RESPONSES]
      The Fund may invest in "when-issued securities." When-issued securities involve commitments to buy a new issue of securities with delivery and payment for the securities taking place up to 45 days later. During the time between the commitment to buy the securities and the actual delivery of the securities the Fund does not accrue interest, but the market value of the securities may fluctuate. This can result in the value of the securities increasing or decreasing above or below the purchase price to which the Fund has committed. If the Fund invests in securities of this type, it will maintain in a segregated account cash or liquid securities in an amount sufficient to pay for them and mark them to market daily.

Municipal Leases
       The Fund may also invest in municipal lease obligations primarily through certificates of participation ("COPs") which are described more fully under Additional Information on Investment Policies and Risk Considerations. As with its other investments, the Fund expects that it will invest in municipal lease obligations which are exempt from regular federal income taxes.

Options and Futures [CONFIRM: SRSY RECEIVED CONFLICTING RESPONSES]

       The Fund has the right to engage in options and futures transactions for hedging purposes, to counterbalance portfolio volatility and, in connection with futures transactions, will maintain certain collateral in special accounts established by futures commission merchants in the care of Bankers Trust Company (the "Custodian Bank"). While the Fund does not engage in options and futures for speculative purposes, there are risks that result from the use of these instruments by the Fund, and an investor should carefully review the descriptions of such in this Prospectus. Certain options and futures may be considered to be derivative securities. The Fund is not registered as a commodity pool operator nor is the Manager registered as a commodities trading adviser, in reliance upon various exemptive rules. See Options and Futures under Additional Information on Investment Policies and Risk Considerations.

Inverse Floaters
       The Fund may invest up to 10% of its assets in inverse floaters which may be considered to be derivative securities. The interest rates attributable to inverse floaters typically move in the opposite direction to short-term interest rates at an accelerated speed. This may cause rapid fluctuations in the value of such securities. See Inverse Floaters under Additional Information on Investment Policies and Risk Considerations.

Zero-Coupon Bonds
       The Fund may also invest in zero-coupon bonds which do not entitle the Fund to payment of interest until maturity or a specified date. See Zero-Coupon Bonds under Additional Information on Investment Policies and Risk Considerations.

Derivative Tax Exempt Obligations
       The Fund may invest in Derivative Tax Exempt Obligations which are described more fully under Additional Information on Investment Policies and Risk Considerations.

Borrowing, Repurchase Agreements and Restricted Securities [CONFIRM: SRSY RECEIVED CONFLICTING RESPONSES]
       While the Fund is permitted to borrow money and invest in repurchase agreements, the Fund normally does not do so. As a temporary measure for extraordinary purposes, the Fund may borrow up to 10% of the value of its assets. The Fund will not normally purchase investment securities while it has an outstanding borrowing.

       The Fund may also invest in repurchase agreements, which are described more fully in Part B, and restricted securities which are described more fully under Additional Information on Investment Policies and Risk Considerations.

Special Considerations Relating to New Jersey Tax-Exempt Securities
       The Fund concentrates its investments in the State of New Jersey. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect New Jersey tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to State of New Jersey.

       New Jersey as well as the rest of the Northeast slipped into an economic slowdown and then a recession which officially began in July 1990. Economic growth in New Jersey has continued at a moderate rate since a rapid recovery which occurred in 1994. The economic forecast and revenue projections underlying the Governor's Fiscal Year 1998 Budget predicts that the New Jersey economy will continue on a moderate growth course. However, inflation or a loss of consumer confidence could adversely affect New Jersey's economy. Also, Federal budget cuts have placed additional financial burdens on state and local governments. Such difficulties could affect outstanding obligations of the State of New Jersey and its local governments, including obligations held by the Fund. The Fund monitors these developments and takes them into consideration in managing its portfolio.

       See Part B for a more detailed discussion of the risks attendant to New Jersey obligations.

                                      * * *

       Part B sets forth other more specific investment restrictions and descriptions of Moody's and S&P ratings.


THE DELAWARE DIFFERENCE

PLANS AND SERVICES
       The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

Investor Information Center
       800-523-4640
         Fund Information; Literature; Price; Yield and Performance Figures

Shareholder Service Center
       800-523-1918
         Information on Existing Regular Investment Accounts; Wire Investments; Wire Liquidations;
         Telephone Liquidations and Telephone Exchanges

Delaphone
       800-362-FUND
       (800-362-3863)

Performance Information
       During business hours, you can call the Investor Information Center for current yield information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annualized basis over a 30-day period.

Shareholder Services
       During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Fund, the various service features and other funds in the Delaware Group.

Delaphone Service
       Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

Statements and Confirmations
       You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
       If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Dividend Payments
       Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

       For more information, see Additional Methods of Adding to Your Investment
- Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

MoneyLine Direct Deposit Service
       If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. Your funds will normally be credited to your bank account two business days after the payment date. There are no fees for this service. You can initiate the MoneyLine Direct Deposit Service by completing an Authorization Agreement. If the name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed.

Right of Accumulation
       With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of the Fund with the dollar amount of new purchases of Class A Shares to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.

Letter of Intention
       The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege
       The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

Exchange Privilege
       The Exchange Privilege permits you to exchange all or part of your shares into shares of other mutual funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option
       You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of the Fund. See Additional Methods of Adding to Your Investment -- Wealth Builder Option and Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Delaware Group Asset Planner
     Delaware Group Asset Planner is an asset allocation service that gives you, when working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four predesigned allocation strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, you may also tailor an allocation strategy that meets your personal needs and goals. See How to Buy Shares.

Financial Information about the Fund

       Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. The Fund's fiscal year ends on the last day of February.

CLASSES OF SHARES

Alternative Purchase Arrangements
       Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

       Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares. Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.25% pursuant to Board action) of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value and Distribution (12b-1) and Service.

       Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares are automatically converted into Class A Shares of the Fund and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% (currently, no more than 0.25% pursuant to Board action) for the Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

       Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

       The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money and the effect of earning a return on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the desirability of an automatic conversion feature, which is available only for Class B Shares.

       Prospective investors should refer to Appendix A --Investment Illustrations in this Prospectus for an illustration of the potential effect that each of the purchase options may have on a long-term shareholder's investment.

       For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of the Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of the Class B Shares and the Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See 12b-1 Distribution Plans - Class A, Class B and Class C Shares.

       Dividends paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

       The NASD has adopted certain rules relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares
       Class A Shares may be purchased at the offering price which reflects a maximum front-end sales charge of 3.75%. See Calculation of Offering Price and Net Asset Value Per Share.

       Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

                        Tax-Free New Jersey Fund A Class

                         Front-End Sales Charge as % of

                                                                    Dealer's
                                Front-End Sales Charge as % of    Commission***
                                Offering       Amount               as % of
Amount of Purchase               Price        Invested**         Offering Price
------------------              --------      ----------         --------------

Less than $100,000                3.75%            0.00%              3.25%
$100,000 but under $250,000       3.00             0.00               2.50
$250,000 but under $500,000       2.50             0.00               2.00
$500,000 but under $1,000,000*    2.00             0.00               1.75

  * There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

 **    Based on an initial net asset value of $0.00 per share of the Class A
       Shares.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.


       The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

       From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.

       For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                            Dealer's Commission
                                                            (as a percentage of
             Amount of Purchase                              amount purchased)
             ------------------                             -------------------
             Up to $2 million                                      1.00%
             Next $1 million up to $3 million                      0.75
             Next $2 million up to $5 million                      0.50
             Amount over $5 million                                0.25

       In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of the Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

       An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

       Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege
       By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Fund and shares of the other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.

       This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

       It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

       Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative - Class A Shares, above.

Buying Class A Shares at Net Asset Value
       Class A Shares of the Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

       Purchases of Class A Shares may be made at net asset value by current and former officers, trustees and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

       Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

       Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

       The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Deferred Sales Charge Alternative - Class B Shares
       Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

       Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

       Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class B Shares described in this Prospectus, even after exchange. Such CDSC schedule may be higher than the CDSC schedule relating to the Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
       Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

       Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

       All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares

       Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

       Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares.

       These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

       Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
       Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class B Shares or the Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

       The following table sets forth the rates of the CDSC for Class B Shares of the Fund:

                                                      Contingent Deferred Sales
                                                       Charge (as a Percentage
                                                         of  Dollar Amount
        Year After Purchase Made                          Subject to Charge)
       -------------------------                      -------------------------
                0-2                                              4%
                3-4                                              3%
                5                                                2%
                6                                                1%
                7 and thereafter                                 None

       During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which the Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.25% pursuant to Board action) of average daily net assets of such shares.

       In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

       All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

       The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange.

Other Payments to Dealers -- Class A, Class B and Class C Shares
       From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

       Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

HOW TO BUY SHARES

Purchase Amounts
       Generally, the minimum initial purchase is generally $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25.

       There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC.

Investing through Your Investment Dealer
       You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, we can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application must be completed, signed and sent with a check payable to Tax-Free New Jersey Fund A Class, Tax-Free New Jersey Fund B Class or Tax-Free New Jersey Fund C Class to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to Tax-Free New Jersey Fund A Class, Tax-Free New Jersey Fund B Class or Tax-Free New Jersey Fund C Class. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from the Fund. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
       You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your Fund account number in the wire).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application to Tax-Free New Jersey Fund A Class, Tax-Free New Jersey Fund B Class or Tax-Free New Jersey Fund C Class at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

Investing by Exchange
       If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus.

       Holders of Class A Shares of the Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. See Appendix B-- Classes Offered for a list of Delaware Group funds and the classes they offer. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

       Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Additional Methods of Adding to Your Investment
       Call the Shareholder Service Center for more information if you wish to use the following services:

1.     Automatic Investing Plan
       The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize the Fund to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

2.     Direct Deposit
       You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                      * * *

       Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, the Fund has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.     Wealth Builder Option
       You can use the Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You also may elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through exchanges from your Fund account.

       Under this automatic exchange program, you can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other account in a Delaware Group mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

4.     Dividend Reinvestment Plan
       You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

       Reinvestments of distributions into Class A Shares of the Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of the Fund or of other Delaware Group funds or into Class C Shares of the Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

       Holders of Class A Shares of the Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Fund. Holders of Class B Shares of the Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of the Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. See Appendix B--Classes Offered for a list of the funds offering those classes of shares. For more information about reinvestments, call the Shareholder Service Center.

Delaware Group Asset Planner
       To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. As previously described under The Delaware Difference, the Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. Or, with the help of a financial adviser, you may design a customized asset allocation strategy.

       The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange, above. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds in the Delaware Group may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Group funds. See Appendix B--Classes Offered for the funds in the Delaware Group that offer consultant class shares.

       An annual maintenance fee, currently $35 per Strategy, is typically due at the time of initial investment and by September 30th of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30th. However, the annual fee is waived until further notice. See Part B.

       Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

       Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Purchase Price and Effective Date
       The offering price and net asset value of the Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

       The effective date of a purchase made through an investment dealer is the date the order is received by the Fund. The effective date of a direct purchase is the day your wire, electronic transfer or check is received unless it is received after the time the offering price of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
       The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

       The Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

       The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

       You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other tax-advantaged funds, equity funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

       All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

       Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. Redemption or exchange requests received in good order after the time the offering price of shares is determined, as noted above, will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

       Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

       The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

       There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

       Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.

       Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

       All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption
       You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

       Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
       You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
       To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

       The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

       Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
       The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
       Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
       The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans
       This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it provides them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine Direct Deposit Service. Your funds will normally be credited to your bank account two business days after the payment date. There are no separate fees for this redemption method. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

                                      * * *

       Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

       Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission has been paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

       The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares, below.

       For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
       A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

       The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

       Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.

       In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares
       The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares
       The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Internal Revenue Code) of all registered owners occurring after the purchase of the shares being redeemed.

       The CDSC of Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Internal Revenue Code) of all registered owners occurring after the purchase of the shares being redeemed.

       In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND DISTRIBUTIONS

       Dividends are declared daily and paid monthly on the first business day following the end of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Any distributions from net realized securities profits will be distributed annually in the quarter following the close of the fiscal year.

       Purchases of shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

       Each business day, the Fund declares a dividend to all shareholders of record at the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

       Each Class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends from net investment income on the Class A Shares, the Class B Shares and the Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Fund.

       Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

TAXES

       The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

       The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code. The Fund intends to distribute substantially all of its net investment income and net capital gains, if any.

       The Fund intends to invest a sufficient portion of its assets in municipal bonds and notes so that it will qualify to pay "exempt-interest dividends" to shareholders. Such exempt-interest dividends distributed to shareholders are excluded from a shareholder's gross income for federal tax purposes. A portion of the Fund's dividends may, however, be derived from income on "private activity" municipal bonds and therefore may be a preference item under federal tax law and subject to the federal alternative minimum tax.

       To the extent dividends are derived from taxable income on temporary investments or short-term capital gains, they are taxable to shareholders as ordinary income, whether received in cash or in additional shares. In addition, gain from the disposition of a tax-exempt bond that was acquired after April 30, 1993 for a price less than the principal amount of the bond is taxable to shareholders as ordinary income to the extent of the accrued market discount. No portion of the Fund's distributions will be eligible for the dividends-received deduction for corporations.

       Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a capital gains distribution, a portion of the investment will be returned as taxable distribution.

       Dividends or capital gains which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

       The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares and will be disallowed to the extent of exempt-interest dividends paid with respect to such shares. All or a portion of the sales charge incurred in acquiring the Fund's shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

       Exempt-interest dividends paid by the Fund, although exempt from regular federal income tax in the hands of a shareholder, are includable in the tax base for determining the extent to which a shareholder's Social Security benefits would be subject to federal income tax. Shareholders are required to disclose their receipt of tax-exempt interest on their federal income tax returns.

       The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

       The Fund intends to qualify as a "qualified investment fund" under the New Jersey gross income tax law except when investing for defensive purposes under certain circumstances. As long as the Fund is a qualified investment fund and to the extent its distributions are derived from interest or net gains on tax-exempt securities, such distributions will be exempt from the New Jersey gross income tax. The exemption from the New Jersey gross income tax will also extend to interest or net gains on obligations of the United States, its territories and certain of its agencies and instrumentalities which pay interest free from state or local taxation under any laws of New Jersey or under the Constitution or other laws of the United States. Gains resulting from the redemption or sale of shares of the Fund will also be exempt from New Jersey gross income tax.

       In order to be a qualified investment fund, at least 80% of the aggregate principal amount of the Fund's investments at the end of each calendar quarter (excluding financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Internal Revenue Code, and cash and cash items, which cash items shall include receivables) will consist of the exempt obligations referred to above, and the Fund will have no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items (including receivables) and financial options, futures, forward contracts or certain other similar instruments related to interest-bearing, obligations issued at a discount or bond indexes related thereto. If the Fund fails to be a qualified investment fund, as a result of employing alternative investment strategies or otherwise, none of its distributions for the entire taxable year will qualify for tax- exempt status under New Jersey law.

       For New Jersey gross income tax purposes, distributions derived by the fund from income or net gains on investments other than tax-exempt securities and obligations of the United States, its territories and certain of its agencies and instrumentalities will be taxable as ordinary income, whether paid in cash or reinvested in additional shares.

       Each year, the Fund will mail to you information on the tax status of the Fund's dividends and distributions.

       The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

       See Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

       The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced at fair value by an independent pricing service using methods approved by the Trust's Board of Trustees. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by the Trust's Board of Trustees.

       Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

       The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

       The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that shares of the Classes will bear only those 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the dividends paid to each Class of the Fund may vary. However, the NAV per share of each Class is expected to be equivalent.

MANAGEMENT OF THE FUND

Trustees
       The business and affairs of the Fund are managed under the direction of the Trust's Board of Trustees. Part B contains additional information regarding the Trust's trustees and officers.

Investment Manager
       The Delaware Management Company, Inc. (the "Manager"), 2005 Market Street, Philadelphia, PA 19103, furnishes investment management services to the Fund.

       The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On [February 28, 1997], the Manager and its affiliates within the Delaware Group were managing in the aggregate more than [$32] billion in assets in the various institutional or separately managed (approximately [$20,548,345,000]) and investment company (approximately [$12,216,382,000]) accounts.

       The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

       The Manager manages the Fund's portfolio and makes investment decisions for the Fund which are implemented by the Fund's Trading Department. The Manager also administers the Fund's affairs and pays the salaries of all the trustees, officers and employees of the Fund who are affiliated with the Manager. [(Delaware to confirm:) The annual compensation paid by the Fund for investment management services is equal to [0.60%] on the first $500 million of average daily net assets of the Fund, [0.575%] on the next $250 million and [0.55%] on the average daily net assets in excess of $750 million, less all trustees' fees paid to the unaffiliated trustees.]

       Patrick P. Coyne and Mitchell L. Conery, each a Vice President/Senior Portfolio Manager of the Fund, have primary responsibility for making day-to-day investment decisions for the Fund. Mr. Coyne and Mr. Conery have managed the Fund since its inception. A graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School, Mr. Coyne joined the Delaware Group's fixed-income department in 1990. Prior to joining the Delaware Group, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high grade municipal bonds and municipal futures contracts. Mr. Coyne is a member of the Municipal Bond Club of Philadelphia. Mr. Conery joined Delaware Group in January 1997. Mr. Conery holds a bachelor's degree from Boston University and an MBA in Finance from the State University of New York at Albany. He has served as an investment officer with Travelers Insurance and as a research analyst with CS First Boston and MBIA Corporation.

       In making investment decisions for the Fund, Mr. Coyne and Mr. Conery regularly consult with Paul E. Suckow and other members of Delaware's fixed-income department. Mr. Suckow is Executive Vice President/Chief Investment Officer, Fixed Income of the Fund. He is a CFA charterholder and a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at the Delaware Group from 1981-1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation where he served as Executive Vice President and Director of Fixed Income.

Portfolio Trading Practices
       The Fund may sell securities without regard to the length of time they have been held. Trading will be undertaken principally to achieve the Fund's objective in light of expected changes in interest rates. The degree of trading activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%.

       The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
       From time to time, the Fund may quote yield or total return performance of its Classes in advertising and other types of literature.

       The current yield for each of the Classes is calculated by dividing the annualized net investment income earned by that Class during a recent 30-day period by the maximum offering price per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. The Fund may also publish a tax-equivalent yield concerning a Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to such Class' yield.

       Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods as relevant. The Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return would be more favorable than total return information that includes deductions of the maximum front-end sales charge or any applicable CDSC.

       Yield and net asset value fluctuate and are not guaranteed. Past performance is not a guarantee of future results.

Distribution (12b-1) and Service
       The Distributor, Delaware Distributors, L.P. serves as the national distributor for the Fund's shares under a Distribution Agreement dated
[         ].

       The Fund has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, the Class B Shares and the Class C Shares of the Fund (the "Plans"). Each Plan permits the Fund to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.

       These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, the Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with the Fund.

       The 12b-1 Plan expenses relating to each of the Class B Shares and the Class C Shares of the Fund are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

       The aggregate fees paid by the Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of the Class A Shares' average daily net assets in any year, and (ii) 1.0% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of the Fund's Class B Shares' and the Class C Shares' average daily net assets in any year. The Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

      Although the maximum fee payable under the Plan relating to the Class A Shares is 0.30% of average daily net assets, the Board of Directors has currently set the annual fee for the Class at 0.25% of the average daily net assets. The Board of Trustees may increase the fee to the full 0.30% on all Class A Shares' assets at any time. See Shares.

       While payments pursuant to the Plans may not exceed 0.30% annually with respect to the Class A Shares and 1% annually with respect to each of the Class B Shares and the Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor are subject to the review and approval of the Fund's unaffiliated trustees, who may reduce the fees or terminate the Plans at any time.

        The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under
an Agreement dated [            ]. The Transfer Agent also provides accounting
services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The trustees of the Fund annually review service fees paid to the Transfer Agent.

       The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
       The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The expense ratio of each Class will reflect the impact of its 12b-1 Plan.

Shares
       The Fund is an open-end management investment company. The Fund's portfolio of assets is nondiversified as defined by the 1940 Act. Commonly known as a mutual fund, the Fund is a series of DMC Tax-Free Income Trust (the "Trust") which is a Pennsylvania business trust organized on November 23, 1976. In addition to the Fund, the Trust presently offers two other series of shares, Tax-Free Pennsylvania Fund series and Tax-Free Ohio Fund series. The Trust has an unlimited authorized number of shares of beneficial interest with no par value per share. All shares have equal voting rights, except as noted below, and are equal in all other respects.

       The assets received by the Trust for the issue or sale of shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such series, and constitute the underlying assets of such series. The underlying assets of each series are required to be segregated on the books of account, and are to be charged with the expenses in respect to such series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series or class shall be allocated among the series or classes based upon the relative net assets of the series or class at the time such expenses were accrued. The Trust's Declaration of Trust limits the liability of the Trustees to the fullest extent permitted by law. For a further discussion, see General Information in Part B.

       Shares of each Class represent a proportionate interest in the assets of the Fund and have the same voting and other rights and preferences, except that, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to Class A Shares.

       All Trust shares have noncumulative voting rights which means that the holders of more than 50% of the Trust's shares voting for the election of trustees can elect 100% of the trustees if they choose to do so.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISK
CONSIDERATIONS

High Yield, High Risk Securities
       The Fund may invest up to 20% of its net assets in high yield, high risk fixed-income securities. These securities are rated lower than BBB by Standard & Poor's Ratings Group ("S&P"), Baa by Moody's Investors Service, Inc. ("Moody's") and/or rated similarly by another rating agency, or, if unrated, are considered by the Manager to be of equivalent quality. The Fund will not invest in securities which are rated lower than [C] by S&P, [Ca] by Moody's or similarly by another rating agency, or, if unrated, are considered by the Manager to be of a quality that is lower than such ratings. See Appendix B---Ratings to this Prospectus for more rating information. Fixed- income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.

       In the past, in the opinion of the Manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn. [Is this paragraph accurate for a non-diversified, state-specific fund?]

       Medium and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) issuers, which are generally less able than more financially stable issuers to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

       The economy and interest rates may affect these high yield, high risk securities differently than other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

Restricted Securities
       The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule

144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than [10/15]% of the value of its net assets in illiquid securities.

       While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's [10/15]% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

       If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's [10/15]% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Variable Rate Obligations
       The Fund may purchase "floating-rate" and "variable-rate" obligations. These obligations bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices on predesigned dates.

Advance Refunded Bonds
       Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue which is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive the highest rating from S&P and Moody's.

Certificates of Participation
       Certificates of Participation are widely used by state and local governments to finance the purchase of property and facilities. COPs function much like installment purchase agreements. For example, a governmental corporation may create a COP when it issues long-term bonds to pay for the acquisition of property or facilities. The property or facilities are then leased to a municipality which makes lease payment to repay interest and principal to the holders of the bonds. Once these lease payments are completed, the municipality gains ownership of the property for a nominal sum. This lease format is generally not subject to constitutional limitations on the issuance of state debt so that COPs enable a governmental issuer to increase government liabilities beyond constitutional debt limits.

       A feature which distinguishes COPs from municipal debt is that the lease typically contains a "nonappropriation" or "abatement" clause. This means that the municipality leasing the property or facility must use its best efforts to make lease payments, but that the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary monies. Therefore, if the municipal government does not appropriate sufficient monies to make lease payments, the lessor, or its agent, is typically entitled to repossess the property. In most cases, however, the market value of the property will be less than the amount the municipality was paying.

       While the risk of nonappropriation exists, the Fund believes that this risk is mitigated by its policy of investing only in COPs rated within the four highest rating categories of Moody's, S&P or Fitch Investors Service, Inc., or in unrated COPs believed to be of comparable quality. In assessing such risk the rating agencies and the Manager consider, among other things, the issuing municipality's credit rating, the importance of the leased property to the municipality and the term of the lease compared to the useful life of the leased property.

       COPs will be considered illiquid under the Fund's [10/15]% limitation on investments in illiquid securities, unless the Manager determines that they are liquid. The Manager will determine the liquidity by considering factors as described above under Restricted Securities.

Options
       The Fund may write put and call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Fund may write covered call options and secured put options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Fund's investment objective. The Fund may also purchase [(i) call options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets and (ii) put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets].

Futures
       The Fund may invest in futures contracts and options on such futures contracts subject to certain limitations. Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities called for by the contract at a specified price on a specified future date. When the Fund purchases a futures contract, it obtains the right to acquire the securities called for by the contract at a specified price and date.

Inverse Floaters
       The Fund may invest up to 10% of its assets in inverse floaters. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to short-term interest rates or interest rate indices. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments and may increase the volatility of the value of shares of the Fund.

Zero-Coupon Bonds
       The Fund may invest in zero-coupon and payment-in-kind bonds. Zero-coupon bonds do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Since the Fund must distribute at least 90% of its investment income each year, in order to maintain its desired tax treatment, the Fund may be required to borrow or to liquidate portfolio securities in order to distribute income which has been attributed to zero-coupon bonds but which the Fund has not yet received. Payment-in-kind securities are securities that pay interest through the issuance of additional securities. Such securities generally are more volatile in response to changes in interest rates and are more speculative investments than are securities that pay interest periodically in cash.

Derivative Tax Exempt Obligations
       The Fund may also acquire Derivative Tax Exempt Obligations, which are custodial receipts or certificates that evidence ownership of future interest payments, principal payments or both on certain tax exempt securities. The sponsor of these certificates or receipts typically purchases and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues the receipts or certificates that evidence ownership. Although the Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert such rights through the custodian bank. Thus, in the event of a default, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer.

       In addition, if the trust or custodial account in which the underlying security had been deposited is determined to be a taxable entity, it would be subject to state income tax on the income earned on the underlying security. Furthermore, amounts paid by the trust or custodial account to the Fund would become taxable in the hands of the Fund and its shareholders. However, the Fund will only invest in custodial receipts which are accompanied by a tax opinion stating that interest payable on the receipts is tax exempt. Also, it is possible that a portion of the discount at which the Fund purchases the receipts might have to be accrued as taxable income during the period that the Fund holds the receipts.

APPENDIX B--CLASSES OFFERED

Growth of Capital                 A Class          B Class        C Class         Consultant Class
Trend Fund                          x                 x              x                    -
Enterprise Fund                     x                 x              x                    -
DelCap Fund                         x                 x              x                    -
Value Fund                          x                 x              x                    -
U.S. Growth Fund                    x                 x              x                    -
Quantum Fund                        x                 x              x                    -

Total Return
Devon Fund                          x                 x              x                    -
Decatur Total Return Fund           x                 x              x                    -
Decatur Income Fund                 x                 x              x                    -
Delaware Fund                       x                 x              x                    -
Blue Chip Fund                      x                 x              x                    -

International Diversification
Emerging Markets Fund               x                 x              x                    -
New Pacific Fund                    x                 x              x                    -
International Equity Fund           x                 x              x                    -
World Growth Fund                   x                 x              x                    -
Global Assets Fund                  x                 x              x                    -
Global Bond Fund                    x                 x              x                    -

Current Income
Delchester Fund                     x                 x              x                    -
Strategic Income Fund               x                 x              x                    -
Corporate Income Fund               x                 x              x                    -
Federal Bond Fund                   x                 x              x                    -
U.S. Government Fund                x                 x              x                    -
Limited-Term Government Fund        x                 x              x                    -

Tax-Free Current Income
Tax-Free Pennsylvania Fund          x                 x              x                    -
Tax-Free USA Fund                   x                 x              x                    -
Tax-Free Insured Fund               x                 x              x                    -
Tax-Free USA Intermediate Fund      x                 x              x                    -
Tax-Free New Jersey Fund            x                 x              x                    -
Tax-Free Ohio Fund                  x                 x              x                    -

Money Market Funds
Delaware Cash Reserve               x                 x              x                    x
U.S. Government Money Fund          x                 -              -                    x
Tax-Free Money Fund                 x                 -              -                    x


The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state- specific tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.

INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES                                SUBJECT TO COMPLETION
AND TRANSFER AGENT
Delaware Service Company, Inc.               INFORMATION CONTAINED HEREIN IS
                                             SUBJECT TO COMPLETION OR AMENDMENT.
1818 Market Street                           A REGISTRATION STATEMENT RELATING
Philadelphia, PA  19103                      TO THESE SECURITIES HAS BEEN FILED
                                             WITH THE SECURITIES AND EXCHANGE
LEGAL COUNSEL                                COMMISSION. THESE SECURITIES MAY
Stradley, Ronon, Stevens & Young, LLP        NOT BE SOLD NOR MAY OFFERS TO BUY
One Commerce Square                          BE ACCEPTED PRIOR TO THE TIME THE
Philadelphia, PA  19103                      REGISTRATION STATEMENT BECOMES
                                             EFFECTIVE. THIS PROSPECTUS SHALL
INDEPENDENT AUDITORS                         NOT CONSTITUTE AN OFFER TO SELL OR
Ernst & Young LLP                            THE SOLICITATION OF AN OFFER TO BUY
Two Commerce Square                          NOR SHALL THERE BE ANY SALE OF
Philadelphia, PA  19103                      THESE SECURITIES IN ANY STATE IN
                                             WHICH SUCH OFFER, SOLICITATION OR
CUSTODIAN                                    SALE WOULD BE UNLAWFUL PRIOR TO
Bankers Trust Company                        REGISTRATION OR QUALIFICATION UNDER
One Bankers Trust Plaza                      THE SECURITIES LAWS OF ANY SUCH
New York, NY  10006                          STATE.

TAX-FREE NEW JERSEY FUND



A CLASS



B CLASS



C CLASS












P R O S P E C T U S



SEPTEMBER 2, 1997










                                 DELAWARE
                                 GROUP

                                   APPENDIX A
  Illustrations of the Potential Impact on Investment Based on Purchase Option
                                $10,000 Purchase

APPENDIX B--RATINGS

       The Fund has the ability to invest up to 20% of its net assets in high yield, high risk fixed-income securities. The table set forth below shows the assets composition, based on rating categories, of such securities held by the Fund. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The paragraphs following the table contain excerpts from Moody's and S&P's rating descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high yield securities.

General Rating Information

Bonds

       Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, C--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

       Excerpts from Fitch's description of its bond ratings: AAA--highest credit quality, obligor has exceptionally strong ability to pay interest and repay principal; AA--very high credit quality, obligor's ability to repay interest and repay principal is very strong; A--high credit quality, obligor's ability to repay interest and repay principal is strong but more vulnerable to adverse economic conditions than higher rated bonds; BBB-- satisfactory credit quality, obligor's ability to pay interest and repay principal is adequate, adverse market conditions could impair timely payment; BB, B, CCC--on balance, regarded as being increasingly speculative, with the obligor's ability to pay interest and repay principal very vulnerable to adverse economic conditions or a limited debt service safety margin; CC-- minimal protection, default in payment of interest or principal seem probable over time; C--bonds are in imminent default in payment of interest and principal; DDD,DD,D--in default, with decreasing potential for recovery of interest and/or principal.

TAX-FREE OHIO FUND                                             PROSPECTUS
A CLASS SHARES                                                 SEPTEMBER 2, 1997
B CLASS SHARES
C CLASS SHARES


                   1818 Market Street, Philadelphia, PA 19103

             For Prospectus and Performance: Nationwide 800-523-4640

              Information on Existing Accounts: (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                     Dealer Services: (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500

                   Representatives of Financial Institutions:
                             Nationwide 800-659-2265


    This Prospectus describes the shares of the Tax-Free Ohio Fund series (the "Fund") of DMC Tax-Free Income Trust (the "Trust"), a professionally-managed mutual fund. The Fund's objective is to seek a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital.

    The Fund offers Tax-Free Ohio Fund A Class ("Class A Shares"), Tax-Free Ohio Fund B Class ("Class B Shares") and Tax-Free Ohio Fund C Class ("Class C Shares") (individually, a "Class" and collectively, the "Classes").

    This Prospectus relates only to the Classes listed above and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of the Fund's registration statement), dated September 2, 1997, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers.

TABLE OF CONTENTS

COVER PAGE
SYNOPSIS
SUMMARY OF EXPENSES
FINANCIAL HIGHLIGHTS
INVESTMENT OBJECTIVE AND POLICIES
    Suitability
    Investment Strategy
             and Risk Factors
THE DELAWARE DIFFERENCE
    Plans and Services
CLASSES OF SHARES
HOW TO BUY SHARES
REDEMPTION AND EXCHANGE
DIVIDENDS AND DISTRIBUTIONS
TAXES
CALCULATION OF OFFERING PRICE
    AND NET ASSET VALUE PER SHARE
MANAGEMENT OF THE FUND
ADDITIONAL INFORMATION ON INVESTMENT
    POLICIES AND RISK CONSIDERATIONS
APPENDIX A - INVESTMENT ILLUSTRATIONS
APPENDIX B - CLASSES OFFERED


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
    The investment objective of the Fund is to seek a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. Up to 20% of the Fund's net assets may be invested in bonds, the income from which is subject to the federal alternative minimum tax. For further details, see Investment Objective and Policies and Additional Information on Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
    The Fund is considered a nondiversified investment company under the Investment Company Act of 1940 (the "1940 Act") and may be subject to greater risks than if the Fund were diversified. See Diversification and Special Considerations Relating to Ohio Tax-Exempt Securities under Investment Strategy and Risk Factors.

Investment Manager, Distributor and Service Agent
    Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of the Board of Trustees. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.

Sales Charges
    The price of the Class A Shares includes a maximum front-end sales charge of 3.75% of the offering price. The sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated. Class A Shares are subject to annual 12b-1 Plan expenses.

    The price of the Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of:
(i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses which are assessed against the Class B Shares for approximately eight years after purchase. See Deferred Sales Charge Alternative--Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.

    The price of the Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

    See Classes of Shares and Distribution (12b-1) and Service under Management of the Fund.

Purchase Amounts
    Generally, the minimum initial investment in any Class is $1,000. Subsequent investments must generally be at least $100.

    Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed the maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more of Class A Shares, which are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC. See How to Buy Shares.

Redemption and Exchange
    Class A Shares of the Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Fund nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

    Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company
    The Fund is a series of DMC Tax-Free Income Trust (the "Trust"). The Trust was organized as a Pennsylvania business trust on November 23, 1976 and is an open-end management investment company. See Shares under Management of the Fund.

SUMMARY OF EXPENSES

    A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:

                                                                Class A           Class B       Class C
Shareholder Transaction Expenses                                 Shares            Shares        Shares
---------------------------------------------------------------------------------------------------------


Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)...............................4.75%............None..........None

Maximum Sales Charge Imposed on Reinvested
Dividends (as a percentage of offering price).....................None.............None..........None

Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price or
redemption proceeds, as applicable)...............................None*............4.00%*........1.00%*

Redemption Fees...................................................None**...........None**........None**

            *Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange; Deferred Sales Charge Alternative Class B Shares and Level Sales Charge Alternative - Class C Shares under Classes of Shares.

            **CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

             Annual Operating Expenses                           Class A      Class B         Class C
(as a percentage of average daily net assets)                     Shares       Shares          Shares
-----------------------------------------------------------------------------------------------------------


Management Fees (after voluntary waivers).........................[   ]%       [   ]%           [   ]%

12b-1 Expenses (including service fees)...........................0.25%***     1.00%***         1.00%***

Other Operating Expenses (after
     expense limitations)+........................................[  ]%        [  ]%            [  ]%

            Total Operating Expenses (after voluntary
            waivers and expense limitations)+.....................1.00%        1.75%            1.75%
                                                                  =====        =====            =====

            ***Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). The annual 12b-1 Plan expenses for the Class A Shares have been set by the Board of Trustees at 0.25% of the average daily net assets of such Class, although the maximum annual 12b-1 Plan expenses permitted under the 12b-1 Plan for Class A Shares are 0.30% of the average daily net assets of such Class. See Distribution (12b-1) and Service under Management of the Fund.

            +"Other Operating Expenses" and "Total Operating Expenses" of each Class during the first full fiscal year of the Classes, after giving effect to the voluntary fee waiver and payments. The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses (after voluntary waivers and payments) of each Class of the Fund does not exceed 0.75% (in all cases exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 fees) during the commencement of the public offering of the Fund through ______________. If the voluntary fee waivers or payments were not in effect, the Total Operating Expenses of Class A Shares, Class B Shares and Class C Shares for the first full fiscal year, as a percentage of average daily net assets, would be .[ ]%, .[ ]% and .[ ]%, respectively, reflecting Management Fees of .60%.]

            Unless waived, investors utilizing the Delaware Group Asset Planner asset allocation service will incur an annual maintenance fee of $35 per Strategy. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See How to Buy Shares--Delaware Group Asset Planner.

            The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the management fee by the Manager as described in this Prospectus.

                         Assuming Redemption       Assuming No Redemption
                         1 year      3 years       1 year         3 years
                         ------      -------       ------         -------
Class A Shares            $[](1)       $[]           $[]             $[]
Class B Shares(2)         $[]          $[]           $[]             $[]
Class C Shares            $[]          $[]           $[]             $[]

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above does not assume conversion of Class B Shares since it reflects figures only for one and three years. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.


INVESTMENT OBJECTIVE AND POLICIES

       The objective of the Fund is to seek as high a level of current interest income exempt from federal income tax and certain Ohio state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. The objective of the Fund cannot be changed without shareholder approval.

       The Fund will invest primarily in municipal bonds and notes that are exempt from federal and Ohio income taxes. Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses.

       The Fund will invest its assets in securities of varying maturities, without limitation, depending on market conditions. Typically, the remaining maturity of municipal bonds will range between five and 30 years. The Manager will attempt to adjust the maturity structure of the portfolio to provide a high level of tax-exempt income consistent with preservation of capital.

SUITABILITY

       The Fund may be suitable for the longer-term investor who is a resident subject to Ohio income tax. The investor should be willing to accept the risks of investment in municipal bonds in general and Ohio bonds in particular. The net asset value of the Fund's shares can generally be expected to fluctuate inversely to changes in interest rates.

       The risks associated with an investment in the Fund are discussed below under Investment Strategy and Risk Factors. The risks inherent in an investment in a fund that invests in obligations of a specific state, such as the Fund, are described below under Diversification and Special Considerations Relating to Ohio Tax-Exempt Securities.

INVESTMENT STRATEGY AND RISK FACTORS

Tax-Exempt Investments
       The Fund invests primarily in municipal securities paying interest income which, in the opinion of the bond issuer's counsel, is exempt from federal and Ohio income taxes. These securities include debt obligations of the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and also other qualifying issuers such as Puerto Rico and the Virgin Islands.

       The Fund will, as a fundamental policy, invest at least 80% of its net assets in the types of tax-exempt securities listed above. Many of the securities in which the Fund invests generate income that is exempt from Ohio state or local income taxes. In order to obtain the tax benefit of these securities for pass-through to shareholders, the Fund will invest in securities for income rather than trading for profit. However, the Fund may sell securities held in its portfolio and, as a result, realize capital gain or loss, in order to reinvest the earnings from portfolio securities in like securities and eliminate investments not consistent with the preservation of the capital or the tax status of the Fund; honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases; eliminate unsafe investments; or defray normal administrative expenses. The Fund will generally not exceed a portfolio turnover rate of 100%.

       The Fund may invest up to 20% of its net assets in bonds the income from which is subject to the federal alternative minimum tax. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations (commonly referred to as "private activity" or "private purpose" bonds) is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. For more information on the alternative minimum tax please see Private Purpose Bonds under Other Considerations below.

Quality Restrictions
       The Fund intends to invest at least 80% of its net assets in debt obligations that are rated in the top four grades by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") at the time of purchase. The Fund may include in that 80% portion securities that have not been rated, but which in the opinion of the Manager are comparable in quality to the top four grades. The fourth grade is considered medium grade and may have speculative characteristics. The Fund may invest up to 20% of its net assets in securities with a rating lower than the top four grades and in comparable unrated securities. These securities, commonly known as "junk bonds," are speculative and may involve greater risks and have higher yields. Please see High Yield, High Risk Securities under Additional Information on Investment

Policies and Risk Considerations and see Appendix B for descriptions of Moody's, S&P and Fitch ratings.

Diversification
       The Fund is a nondiversified investment company. This means that the Manager has the flexibility to invest as much as 50% of the Fund's assets in as few as two issuers provided no single issuer accounts for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of the Fund's assets is invested in the securities of a single issuer. The Fund may invest without limitation in U.S. government and government agency securities backed by the U.S. government, its agencies or instrumentalities. Because the Fund may invest its assets in fewer issuers, the value of Fund shares may increase or decrease more rapidly than if the Fund were fully diversified. If the Fund were to invest more than 5% of its assets in a single issuer, the Fund would be affected more than a fully-diversified fund in the event that issuer encountered difficulties in satisfying its financial obligations.

Concentration
       The Fund may invest more than 25% of its assets in municipal obligations relating to similar types of projects or with other similar economic, business or political characteristics (such as bonds of housing finance agencies or health care facilities). In addition, the Fund may invest more than 25% of its assets in industrial development bonds or pollution control bonds which may be backed only by the assets and revenues of a nongovernmental issuer. The Fund will not, however, invest more than 25% of its total assets in bonds issued for companies in the same industry.

       Percentage limitations outlined above are determined at the time an investment is made.

Other Considerations
       The Fund may invest without limit in short-term, tax-free instruments such as tax-exempt commercial paper and general obligation, revenue and project notes, advance refunded bonds, as well as variable and floating rate demand obligations. Advanced refunded bonds and variable rate obligations are described more fully under Additional Information on Investment Policies and Risk Considerations.

       Under abnormal conditions, the Fund may invest in taxable instruments for temporary defensive purposes. These would include instruments of the U.S. government, its agencies and instrumentalities. These securities will be rated in the top [two] categories by an independent rating organization at the time of purchase.

       The Fund may invest in both "general obligation" and "revenue" bonds, the two principal classifications of municipal bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds, in most cases, are revenue bonds and do not generally carry the pledge of credit of the issuing municipality. See Municipal Bonds in Part B.

Municipal Bond Insurance
       Various municipal issuers may obtain insurance for their obligations. At different times a substantial portion of the Fund's portfolio may consist of municipal bonds that are insured by a single insurance company. In the event of a default, the insurer is required to make payments of interest and principal when due to the bondholders. There is no assurance that the insurance company will meet its obligations. The Manager does not evaluate the creditworthiness of a private insurer. But the Manager focuses first on the creditworthiness of the actual issuer and its ability to pay interest and principal. Because insured obligations are typically rated in the top grades by Moody's and S&P, they will usually qualify for investment under the ratings standards of the Fund described above. Similar insurance is available to the Fund for uninsured obligations, and the Fund may acquire such obligations and purchase such insurance directly, but only if that would result in a comparable benefit to the Fund from such a security. Municipal bond insurance is discussed more fully in Part B.

Private Purpose Bonds
       The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain nongovernment activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend on the issuer's compliance with specific requirements after the bonds are issued.

       If the Fund invests in newly-issued "private purpose" bonds, a portion of the Fund's distributions would be subject to the federal alternative minimum tax applicable to certain shareholders. The Fund may invest up to 20% of its assets in bonds the income from which is subject to the federal alternative minimum tax.

When-Issued Securities [CONFIRM: SRSY RECEIVED CONFLICTING RESPONSES]
       The Fund may invest in "when-issued securities." When-issued securities involve commitments to buy a new issue of securities with delivery and payment for the securities taking place up to 45 days later. During the time between the commitment to buy the securities and the actual delivery of the securities the Fund does not accrue interest, but the market value of the securities may fluctuate. This can result in the value of the securities increasing or decreasing above or below the purchase price to which the Fund has committed. If the Fund invests in securities of this type, it will maintain in a segregated account cash or liquid securities in an amount sufficient to pay for them and mark them to market daily.

Municipal Leases
       The Fund may also invest in municipal lease obligations primarily through certificates of participation ("COPs") which are described more fully under Additional Information on Investment Policies and Risk Considerations. As with its other investments, the Fund expects that it will invest in municipal lease obligations which are exempt from regular federal income taxes.

Options and Futures [CONFIRM: SRSY RECEIVED CONFLICTING RESPONSES]

       The Fund has the right to engage in options and futures transactions for hedging purposes, to counterbalance portfolio volatility and, in connection with futures transactions, will maintain certain collateral in special accounts established by futures commission merchants in the care of Bankers Trust Company (the "Custodian Bank"). While the Fund does not engage in options and futures for speculative purposes, there are risks that result from the use of these instruments by the Fund, and an investor should carefully review the descriptions of such in this Prospectus. Certain options and futures may be considered to be derivative securities. The Fund is not registered as a commodity pool operator nor is the Manager registered as a commodities trading adviser, in reliance upon various exemptive rules. See Options and Futures under Additional Information on Investment Policies and Risk Considerations.

Inverse Floaters
       The Fund may invest up to 10% of its assets in inverse floaters which may be considered to be derivative securities. The interest rates attributable to inverse floaters typically move in the opposite direction to short-term interest rates at an accelerated speed. This may cause rapid fluctuations in the value of such securities. See Inverse Floaters under Additional Information on Investment Policies and Risk Considerations.

Zero-Coupon Bonds
       The Fund may also invest in zero-coupon bonds which do not entitle the Fund to payment of interest until maturity or a specified date. See Zero-Coupon Bonds under Additional Information on Investment Policies and Risk Considerations.

Derivative Tax Exempt Obligations
       The Fund may invest in Derivative Tax Exempt Obligations which are described more fully under Additional Information on Investment Policies and Risk Considerations.

Borrowing, Repurchase Agreements and Restricted Securities [CONFIRM: SRSY RECEIVED CONFLICTING RESPONSES]
       While the Fund is permitted to borrow money and invest in repurchase agreements, the Fund normally does not do so. As a temporary measure for extraordinary purposes, the Fund may borrow up to 10% of the value of its assets. The Fund will not normally purchase investment securities while it has an outstanding borrowing.

       The Fund may also invest in repurchase agreements, which are described more fully in Part B, and restricted securities which are described more fully under Additional Information on Investment Policies and Risk Considerations.

Special Considerations Relating to Ohio Tax-Exempt Securities
       The Fund concentrates its investments in the State of Ohio. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect Ohio tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the State of Ohio.

       Economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Also, federal budget cuts have placed financial burdens on state and local governments. Such difficulties could affect outstanding obligations of such entities, including obligations held by the Fund. In Ohio, state and national fiscal uncertainties during the fiscal years 1991 through 1993 required several executive and legislative measures to address anticipated shortfalls in revenue and increases in expenditures. However, no measures relating to expenditures were applied to appropriations needed for debt service on or lease payments relating to any State obligations. While the economic forecast underlying revenue projections for Ohio's Fiscal Year 1998-1999 Executive Budget do not predict a recession, economic growth is expected to continue to be fairly slow and to produce slower growth in State revenues. The Fund monitors these developments and takes them into consideration in managing its portfolio.

       See Part B for a more detailed discussion of the risks attendant to Ohio obligations.

                                      * * *

       Part B sets forth other more specific investment restrictions and descriptions of Moody's and S&P ratings.


THE DELAWARE DIFFERENCE

PLANS AND SERVICES
       The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

Investor Information Center
       800-523-4640
             Fund Information; Literature; Price; Yield and Performance Figures

Shareholder Service Center
       800-523-1918
             Information on Existing Regular Investment Accounts; Wire Investments; Wire Liquidations;
             Telephone Liquidations and Telephone Exchanges

Delaphone
       800-362-FUND
       (800-362-3863)

Performance Information

       During business hours, you can call the Investor Information Center for current yield information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annualized basis over a 30-day period.

Shareholder Services
       During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Fund, the various service features and other funds in the Delaware Group.

Delaphone Service
       Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

Statements and Confirmations
       You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
       If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Dividend Payments
       Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

       For more information, see Additional Methods of Adding to Your Investment
- Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

MoneyLine Direct Deposit Service
       If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. Your funds will normally be credited to your bank account two business days after the payment date. There are no fees for this service. You can initiate the MoneyLine Direct Deposit Service by completing an Authorization Agreement. If the name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed.

Right of Accumulation
       With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of the Fund with the dollar amount of new purchases of Class A Shares to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.

Letter of Intention
       The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege
       The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

Exchange Privilege
       The Exchange Privilege permits you to exchange all or part of your shares into shares of other mutual funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option
       You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of the Fund. See Additional Methods of Adding to Your Investment -- Wealth Builder Option and Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Delaware Group Asset Planner
     Delaware Group Asset Planner is an asset allocation service that gives you, when working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four predesigned allocation strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, you may also tailor an allocation strategy that meets your personal needs and goals. See How to Buy Shares.

Financial Information about the Fund

       Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. The Fund's fiscal year ends on the last day of February.

CLASSES OF SHARES

Alternative Purchase Arrangements
       Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

       Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares. Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.25% pursuant to Board action) of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value and Distribution (12b-1) and Service.

       Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares are automatically converted into Class A Shares of the Fund and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% (currently, no more than 0.25% pursuant to Board action) for the Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

       Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

       The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money and the effect of earning a return on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the desirability of an automatic conversion feature, which is available only for Class B Shares.

       Prospective investors should refer to Appendix A --Investment Illustrations in this Prospectus for an illustration of the potential effect that each of the purchase options may have on a long-term shareholder's investment.

       For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of the Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of the Class B Shares and the Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See 12b-1 Distribution Plans - Class A, Class B and Class C Shares.

       Dividends paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

       The NASD has adopted certain rules relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares
       Class A Shares may be purchased at the offering price which reflects a maximum front-end sales charge of 3.75%. See Calculation of Offering Price and Net Asset Value Per Share.

       Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

                           Tax-Free Ohio Fund A Class


                                                                                                  Dealer's
                                                       Front-End Sales Charge as % of           Commission***
                                                         Offering            Amount                as % of
Amount of Purchase                                         Price            Invested**         Offering Price
------------------                                         -----            ----------         --------------

Less than $100,000                                        3.75%            0.00%                  3.25%
$100,000 but under $250,000                               3.00             0.00                   2.50
$250,000 but under $500,000                               2.50             0.00                   2.00
$500,000 but under $1,000,000*                            2.00             0.00                   1.75

  * There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

 ** Based on an initial the net asset value of $0.00 per share of the Class A Shares.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.


The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.

       For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                            Dealer's Commission
                                                            -------------------
                                                            (as a percentage of
             Amount of Purchase                             amount purchased)
             ------------------

             Up to $2 million                                      1.00%
             Next $1 million up to $3 million                      0.75
             Next $2 million up to $5 million                      0.50
             Amount over $5 million                                0.25

       In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of the Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

       An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

       Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege
       By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Fund and shares of the other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.

       This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

       It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

       Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative - Class A Shares, above.

Buying Class A Shares at Net Asset Value
       Class A Shares of the Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

       Purchases of Class A Shares may be made at net asset value by current and former officers, trustees and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

       Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

       Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

       The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Deferred Sales Charge Alternative - Class B Shares
       Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

       Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

       Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class B Shares described in this Prospectus, even after exchange. Such CDSC schedule may be higher than the CDSC schedule relating to the Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
       Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

       Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

       All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
       Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

       Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares.

       These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

       Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
       Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class B Shares or the Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

       The following table sets forth the rates of the CDSC for Class B Shares of the Fund:

                                                      Contingent Deferred Sales
                                                       Charge (as a Percentage
                                                          of  Dollar Amount
             Year After Purchase Made                     Subject to Charge)
             ------------------------                 -------------------------

                          0-2                                    4%
                          3-4                                    3%
                          5                                      2%
                          6                                      1%
                          7 and thereafter                       None

       During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which the Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.25% pursuant to Board action) of average daily net assets of such shares.

       In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

       All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

       The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange.

Other Payments to Dealers -- Class A, Class B and Class C Shares
       From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

       Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

HOW TO BUY SHARES

Purchase Amounts
       Generally, the minimum initial purchase is generally $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25.

       There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC.

Investing through Your Investment Dealer
       You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, we can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application must be completed, signed and sent with a check payable to Tax-Free Ohio Fund A Class, Tax-Free Ohio Fund B Class or Tax-Free Ohio Fund C Class to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to Tax-Free Ohio Fund A Class, Tax-Free Ohio Fund B Class or Tax-Free Ohio Fund C Class. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from the Fund. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
       You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your Fund account number in the wire).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application to Tax-Free Ohio Fund A Class, Tax-Free Ohio Fund B Class or Tax-Free Ohio Fund C Class at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

Investing by Exchange
       If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus.

       Holders of Class A Shares of the Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. See Appendix B-- Classes Offered for a list of Delaware Group funds and the classes they offer. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

       Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Additional Methods of Adding to Your Investment
       Call the Shareholder Service Center for more information if you wish to use the following services:

1.     Automatic Investing Plan
       The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize the Fund to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

2.     Direct Deposit
       You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                      * * *

       Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, the Fund has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.     Wealth Builder Option
       You can use the Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You also may elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through exchanges from your Fund account.

       Under this automatic exchange program, you can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other account in a Delaware Group mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

4.     Dividend Reinvestment Plan
       You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

       Reinvestments of distributions into Class A Shares of the Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of the Fund or of other Delaware Group funds or into Class C Shares of the Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

       Holders of Class A Shares of the Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Fund. Holders of Class B Shares of the Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of the Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. See Appendix B--Classes Offered for a list of the funds offering those classes of shares. For more information about reinvestments, call the Shareholder Service Center.

Delaware Group Asset Planner
       To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. As previously described under The Delaware Difference, the Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. Or, with the help of a financial adviser, you may design a customized asset allocation strategy.

       The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange, above. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds in the Delaware Group may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Group funds. See Appendix B--Classes Offered for the funds in the Delaware Group that offer consultant class shares.

       An annual maintenance fee, currently $35 per Strategy, is typically due at the time of initial investment and by September 30th of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30th. However, the annual fee is waived until further notice. See Part B.

       Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

       Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Purchase Price and Effective Date
       The offering price and net asset value of the Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

       The effective date of a purchase made through an investment dealer is the date the order is received by the Fund. The effective date of a direct purchase is the day your wire, electronic transfer or check is received unless it is received after the time the offering price of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
       The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

       The Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

       The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

       You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other tax-advantaged funds, equity funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

       All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

       Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. Redemption or exchange requests received in good order after the time the offering price of shares is determined, as noted above, will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

       Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

       The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

       There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

       Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.

       Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

       All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption
       You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

       Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
       You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
       To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

       The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

       Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
       The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
       Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
       The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans
       This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it provides them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine Direct Deposit Service. Your funds will normally be credited to your bank account two business days after the payment date. There are no separate fees for this redemption method. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

                                      * * *

       Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

       Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission has been paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

       The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares, below.

       For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
       A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

       The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

       Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.

       In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares
       The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares
       The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Internal Revenue Code) of all registered owners occurring after the purchase of the shares being redeemed.

       The CDSC of Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Internal Revenue Code) of all registered owners occurring after the purchase of the shares being redeemed.

       In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND DISTRIBUTIONS

       Dividends are declared daily and paid monthly on the first business day following the end of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Any distributions from net realized securities profits will be distributed annually in the quarter following the close of the fiscal year.

       Purchases of shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

       Each business day, the Fund declares a dividend to all shareholders of record at the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

       Each Class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends from net investment income on the Class A Shares, the Class B Shares and the Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Fund.

       Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

TAXES

       The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

       The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code. The Fund intends to distribute substantially all of its net investment income and net capital gains, if any.

       The Fund intends to invest a sufficient portion of its assets in municipal bonds and notes so that it will qualify to pay "exempt-interest dividends" to shareholders. Such exempt-interest dividends distributed to shareholders are excluded from a shareholder's gross income for federal tax purposes. A portion of the Fund's dividends may, however, be derived from income on "private activity" municipal bonds and therefore may be a preference item under federal tax law and subject to the federal alternative minimum tax.

       To the extent dividends are derived from taxable income on temporary investments or short-term capital gains, they are taxable to shareholders as ordinary income, whether received in cash or in additional shares. In addition, gain from the disposition of a tax-exempt bond that was acquired after April 30, 1993 for a price less than the principal amount of the bond is taxable to shareholders as ordinary income to the extent of the accrued market discount. No portion of the Fund's distributions will be eligible for the dividends-received deduction for corporations.

       Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a capital gains distribution, a portion of the investment will be returned as taxable distribution.

       Dividends or capital gains which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

       The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares and will be disallowed to the extent of exempt-interest dividends paid with respect to such shares. All or a portion of the sales charge incurred in acquiring the Fund's shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

       Exempt-interest dividends paid by the Fund, although exempt from regular federal income tax in the hands of a shareholder, are includable in the tax base for determining the extent to which a shareholder's Social Security benefits would be subject to federal income tax. Shareholders are required to disclose their receipt of tax-exempt interest on their federal income tax returns.

       The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

       Distributions received from the Fund are exempt from Ohio personal income tax and school district and municipal income taxes in Ohio to the extent they are properly attributable to interest on obligations issued by the State of Ohio, political subdivisions thereof, or agencies or instrumentalities thereof ("Ohio Obligations"), provided that the Fund continues to qualify as a regulated investment company for federal income tax purposes and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions. It is assumed for purposes of this discussion of Ohio taxation that these requirements are satisfied. All distributions received from the Fund are excluded from the net income base of the Ohio corporation franchise tax to the extent that they (a) are properly attributable to interest on Ohio Obligations, or (b) represent exempt-interest dividends for federal income tax purposes. The Fund's shares will be included in a shareholder's tax base for purposes of computing the Ohio franchise tax on the net worth basis.

       Distributions of capital gain received from the Fund will be exempt from Ohio personal income tax and school district income taxes and municipal income taxes in Ohio and will be excluded from the net income base of the Ohio corporation franchise tax, in each case to the extent that such distributions are properly attributable to profit made on the sale, exchange or other disposition by the Fund of Ohio Obligations.

       Distributions properly attributable to interest on obligations of the United States or of any authority, commission, or instrumentality of the United States or obligations of Puerto Rico, the Virgin Islands, or Guam or their authorities or instrumentalities will be exempt from Ohio personal income tax and school district and municipal income taxes in Ohio, and are excluded from the net income base of the Ohio corporation franchise tax.

       Each year, the Fund will mail to you information on the tax status of the Fund's dividends and distributions.

       The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

       See Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

       The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced at fair value by an independent pricing service using methods approved by the Trust's Board of Trustees. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by the Trust's Board of Trustees.

       Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

       The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

       The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that shares of the Classes will bear only those 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the dividends paid to each Class of the Fund may vary. However, the NAV per share of each Class is expected to be equivalent.

MANAGEMENT OF THE FUND

Trustees
       The business and affairs of the Fund are managed under the direction of the Trust's Board of Trustees. Part B contains additional information regarding the Trust's trustees and officers.

Investment Manager
       Delaware Management Company, Inc. (the "Manager"), 2005 Market Street, Philadelphia, PA 19103, furnishes investment management services to the Fund.

       The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On [February 28, 1997], the Manager and its affiliates within the Delaware Group were managing in the aggregate more than [$32] billion in assets in the various institutional or separately managed (approximately [$20,548,345,000]) and investment company (approximately [$12,216,382,000]) accounts.

       The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

       The Manager manages the Fund's portfolio and makes investment decisions for the Fund which are implemented by the Fund's Trading Department. The Manager also administers the Fund's affairs and pays the salaries of all the trustees, officers and employees of the Fund who are affiliated with the Manager. [(Delaware to confirm:) The annual compensation paid by the Fund for investment management services is equal to [0.60%] on the first $500 million of average daily net assets of the Fund, [0.575%] on the next $250 million and [0.55%] on the average daily net assets in excess of $750 million, less all trustees' fees paid to the unaffiliated trustees.]

       Patrick P. Coyne and Mitchell L. Conery, each a Vice President/Senior Portfolio Manager of the Fund, have primary responsibility for making day-to-day investment decisions for the Fund. Mr. Coyne and Mr. Conery have managed the Fund since its inception. A graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School, Mr. Coyne joined the Delaware Group's fixed-income department in 1990. Prior to joining the Delaware Group, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high grade municipal bonds and municipal futures contracts. Mr. Coyne is a member of the Municipal Bond Club of Philadelphia. Mr. Conery joined Delaware Group in January 1997. Mr. Conery holds a bachelor's degree from Boston University and an MBA in Finance from the State University of New York at Albany. He has served as an investment officer with Travelers Insurance and as a research analyst with CS First Boston and MBIA Corporation.

       In making investment decisions for the Fund, Mr. Coyne and Mr. Conery regularly consult with Paul E. Suckow and other members of Delaware's fixed-income department. Mr. Suckow is Executive Vice President/Chief Investment Officer, Fixed Income of the Fund. He is a CFA charterholder and a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at the Delaware Group from 1981-1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation where he served as Executive Vice President and Director of Fixed Income.

Portfolio Trading Practices
       The Fund may sell securities without regard to the length of time they have been held. Trading will be undertaken principally to achieve the Fund's objective in light of expected changes in interest rates. The degree of trading activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%.

       The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
       From time to time, the Fund may quote yield or total return performance of its Classes in advertising and other types of literature.

       The current yield for each of the Classes is calculated by dividing the annualized net investment income earned by that Class during a recent 30-day period by the maximum offering price per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. The Fund may also publish a tax-equivalent yield concerning a Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to such Class' yield.

       Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods as relevant. The Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return would be more favorable than total return information that includes deductions of the maximum front-end sales charge or any applicable CDSC.

       Yield and net asset value fluctuate and are not guaranteed. Past performance is not a guarantee of future results.

Distribution (12b-1) and Service
       The Distributor, Delaware Distributors, L.P. serves as the national distributor for the Fund's shares under a Distribution Agreement dated
[             ].

       The Fund has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, the Class B Shares and the Class C Shares of the Fund (the "Plans"). Each Plan permits the Fund to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.

       These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, the Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with the Fund.

       The 12b-1 Plan expenses relating to each of the Class B Shares and the Class C Shares of the Fund are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

       The aggregate fees paid by the Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of the Class A Shares' average daily net assets in any year, and (ii) 1.0% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of the Fund's Class B Shares' and the Class C Shares' average daily net assets in any year. The Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

       Although the maximum fee payable under the Plan relating to the Class A Shares is 0.30% of average daily net assets, the Board of Trustees has currently set the annual fee for the Class at 0.25% of the average daily net assets. The Board of Trustees may increase the fee to the full 0.30% on all Class A Shares' assets at any time. See Shares.

       While payments pursuant to the Plans may not exceed 0.30% annually with respect to the Class A Shares and 1% annually with respect to each of the Class B Shares and the Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor are subject to the review and approval of the Fund's unaffiliated trustees, who may reduce the fees or terminate the Plans at any time.

       The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an Agreement dated [ ]. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The trustees of the Fund annually review service fees paid to the Transfer Agent.

       The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
       The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The expense ratio of each Class will reflect the impact of its 12b-1 Plan.

Shares
       The Fund is an open-end management investment company. The Fund's portfolio of assets is nondiversified as defined by the 1940 Act. Commonly known as a mutual fund, the Fund is a series of DMC Tax-Free Income Trust (the "Trust") which is a Pennsylvania business trust organized on November 23, 1976. In addition to the Fund, the Trust presently offers two other series of shares, Tax-Free Pennsylvania Fund series and Tax-Free New Jersey Fund series. The Trust has an unlimited authorized number of shares of beneficial interest with no par value per share with [series and class allocation to be described]. All shares have equal voting rights, except as noted below, and are equal in all other respects.

       The assets received by the Trust for the issue or sale of shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such series, and constitute the underlying assets of such series. The underlying assets of each series are required to be segregated on the books of account, and are to be charged with the expenses in respect to such series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series or class shall be allocated among the series or classes based upon the relative net assets of the series or class at the time such expenses were accrued. The Trust's Declaration of Trust limits the liability of the Trustees to the fullest extent permitted by law. For a further discussion, see General Information in Part B.

       Shares of each Class represent a proportionate interest in the assets of the Fund and have the same voting and other rights and preferences, except that, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to Class A Shares.

       All Trust shares have noncumulative voting rights which means that the holders of more than 50% of the Trust's shares voting for the election of trustees can elect 100% of the trustees if they choose to do so.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISK
CONSIDERATIONS

High Yield, High Risk Securities
       The Fund may invest up to 20% of its net assets in high yield, high risk fixed-income securities. These securities are rated lower than BBB by Standard & Poor's Ratings Group ("S&P"), Baa by Moody's Investors Service, Inc. ("Moody's") and/or rated similarly by another rating agency, or, if unrated, are considered by the Manager to be of equivalent quality. The Fund will not invest in securities which are rated lower than [C] by S&P, [Ca] by Moody's or similarly by another rating agency, or, if unrated, are considered by the Manager to be of a quality that is lower than such ratings. See Appendix B---Ratings to this Prospectus for more rating information. Fixed- income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.

       In the past, in the opinion of the Manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn. [Is this paragraph accurate for a non-diversified, state-specific fund?]

       Medium and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) issuers, which are generally less able than more financially stable issuers to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

       The economy and interest rates may affect these high yield, high risk securities differently than other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

Restricted Securities
       The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule

144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than [10/15]% of the value of its net assets in illiquid securities.

       While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's [10/15]% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

       If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's [10/15]% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Variable Rate Obligations
       The Fund may purchase "floating-rate" and "variable-rate" obligations. These obligations bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices on predesigned dates.

Advance Refunded Bonds
       Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue which is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive the highest rating from S&P and Moody's.

Certificates of Participation
       Certificates of Participation are widely used by state and local governments to finance the purchase of property and facilities. COPs function much like installment purchase agreements. For example, a governmental corporation may create a COP when it issues long-term bonds to pay for the acquisition of property or facilities. The property or facilities are then leased to a municipality which makes lease payment to repay interest and principal to the holders of the bonds. Once these lease payments are completed, the municipality gains ownership of the property for a nominal sum. This lease format is generally not subject to constitutional limitations on the issuance of state debt so that COPs enable a governmental issuer to increase government liabilities beyond constitutional debt limits.

       A feature which distinguishes COPs from municipal debt is that the lease typically contains a "nonappropriation" or "abatement" clause. This means that the municipality leasing the property or facility must use its best efforts to make lease payments, but that the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary monies. Therefore, if the municipal government does not appropriate sufficient monies to make lease payments, the lessor, or its agent, is typically entitled to repossess the property. In most cases, however, the market value of the property will be less than the amount the municipality was paying.

       While the risk of nonappropriation exists, the Fund believes that this risk is mitigated by its policy of investing only in COPs rated within the four highest rating categories of Moody's, S&P or Fitch Investors Service, Inc., or in unrated COPs believed to be of comparable quality. In assessing such risk the rating agencies and the Manager consider, among other things, the issuing municipality's credit rating, the importance of the leased property to the municipality and the term of the lease compared to the useful life of the leased property.

       COPs will be considered illiquid under the Fund's [10/15]% limitation on investments in illiquid securities, unless the Manager determines that they are liquid. The Manager will determine the liquidity by considering factors as described above under Restricted Securities.

Options
       The Fund may write put and call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Fund may write covered call options and secured put options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Fund's investment objective. The Fund may also purchase [(i) call options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets and (ii) put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets].

Futures
       The Fund may invest in futures contracts and options on such futures contracts subject to certain limitations. Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities called for by the contract at a specified price on a specified future date. When the Fund purchases a futures contract, it obtains the right to acquire the securities called for by the contract at a specified price and date.

Inverse Floaters
       The Fund may invest up to 10% of its assets in inverse floaters. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to short-term interest rates or interest rate indices. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments and may increase the volatility of the value of shares of the Fund.

Zero-Coupon Bonds

       The Fund may invest in zero-coupon and payment-in-kind bonds. Zero-coupon bonds do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Since the Fund must distribute at least 90% of its investment income each year, in order to maintain its desired tax treatment, the Fund may be required to borrow or to liquidate portfolio securities in order to distribute income which has been attributed to zero-coupon bonds but which the Fund has not yet received. Payment-in-kind securities are securities that pay interest through the issuance of additional securities. Such securities generally are more volatile in response to changes in interest rates and are more speculative investments than are securities that pay interest periodically in cash.

Derivative Tax Exempt Obligations
       The Fund may also acquire Derivative Tax Exempt Obligations, which are custodial receipts or certificates that evidence ownership of future interest payments, principal payments or both on certain tax exempt securities. The sponsor of these certificates or receipts typically purchases and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues the receipts or certificates that evidence ownership. Although the Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert such rights through the custodian bank. Thus, in the event of a default, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer.

       In addition, if the trust or custodial account in which the underlying security had been deposited is determined to be a taxable entity, it would be subject to state income tax on the income earned on the underlying security. Furthermore, amounts paid by the trust or custodial account to the Fund would become taxable in the hands of the Fund and its shareholders. However, the Fund will only invest in custodial receipts which are accompanied by a tax opinion stating that interest payable on the receipts is tax exempt. Also, it is possible that a portion of the discount at which the Fund purchases the receipts might have to be accrued as taxable income during the period that the Fund holds the receipts.

APPENDIX B--CLASSES OFFERED

Growth of Capital                                     A Class          B Class        C Class         Consultant Class
Trend Fund                                               x                x              x                    -
Enterprise Fund                                          x                x              x                    -
DelCap Fund                                              x                x              x                    -
Value Fund                                               x                x              x                    -
U.S. Growth Fund                                         x                x              x                    -
Quantum Fund                                             x                x              x                    -

Total Return
Devon Fund                                               x                x              x                    -
Decatur Total Return Fund                                x                x              x                    -
Decatur Income Fund                                      x                x              x                    -
Delaware Fund                                            x                x              x                    -
Blue Chip Fund                                           x                x              x                    -

International Diversification
Emerging Markets Fund                                    x                x              x                    -
New Pacific Fund                                         x                x              x                    -
International Equity Fund                                x                x              x                    -
World Growth Fund                                        x                x              x                    -
Global Assets Fund                                       x                x              x                    -
Global Bond Fund                                         x                x              x                    -

Current Income
Delchester Fund                                          x                x              x                    -
Strategic Income Fund                                    x                x              x                    -
Corporate Income Fund                                    x                x              x                    -
Federal Bond Fund                                        x                x              x                    -
U.S. Government Fund                                     x                x              x                    -
Limited-Term Government Fund                             x                x              x                    -

Tax-Free Current Income
Tax-Free Pennsylvania Fund                               x                x              x                    -
Tax-Free USA Fund                                        x                x              x                    -
Tax-Free Insured Fund                                    x                x              x                    -
Tax-Free USA Intermediate Fund                           x                x              x                    -
Tax-Free New Jersey Fund                                 x                x              x                    -
Tax-Free Ohio Fund                                       x                x              x                    -

Money Market Funds
Delaware Cash Reserve                                    x                x              x                    x
U.S. Government Money Fund                               x                -              -                    x
Tax-Free Money Fund                                      x                -              -                    x

The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.

INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES                                SUBJECT TO COMPLETION
AND TRANSFER AGENT
Delaware Service Company, Inc.               INFORMATION CONTAINED HEREIN IS
1818 Market Street                           SUBJECT TO COMPLETION OR AMENDMENT.
Philadelphia, PA  19103                      A REGISTRATION STATEMENT RELATING
                                             TO THESE SECURITIES HAS BEEN FILED
LEGAL COUNSEL                                WITH THE SECURITIES AND EXCHANGE
Stradley, Ronon, Stevens & Young, LLP        COMMISSION. THESE SECURITIES MAY
One Commerce Square                          NOT BE SOLD NOR MAY OFFERS TO BUY
Philadelphia, PA  19103                      BE ACCEPTED PRIOR TO THE TIME THE
                                             REGISTRATION STATEMENT BECOMES
INDEPENDENT AUDITORS                         EFFECTIVE. THIS PROSPECTUS SHALL
Ernst & Young LLP                            NOT CONSTITUTE AN OFFER TO SELL OR
Two Commerce Square                          THE SOLICITATION OF AN OFFER TO BUY
Philadelphia, PA  19103                      NOR SHALL THERE BE ANY SALE OF
                                             THESE SECURITIES IN ANY STATE IN
CUSTODIAN                                    WHICH SUCH OFFER, SOLICITATION OR
Bankers Trust Company                        SALE WOULD BE UNLAWFUL PRIOR TO
One Bankers Trust Plaza                      REGISTRATION OR QUALIFICATION UNDER
New York, NY  10006                          THE SECURITIES LAWS OF ANY SUCH
                                             STATE.

TAX-FREE OHIO FUND



A CLASS



B CLASS



C CLASS












P R O S P E C T U S



SEPTEMBER 2, 1997












                                                DELAWARE
                                                GROUP

                                   APPENDIX A
  Illustrations of the Potential Impact on Investment Based on Purchase Option
                                $10,000 Purchase



                                      -50

APPENDIX B--RATINGS

       The Fund has the ability to invest up to 20% of its net assets in high yield, high risk fixed-income securities. The table set forth below shows the assets composition, based on rating categories, of such securities held by the Fund. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The paragraphs following the table contain excerpts from Moody's and S&P's rating descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high yield securities.

General Rating Information

Bonds

       Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, C--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

       Excerpts from Fitch's description of its bond ratings: AAA--highest credit quality, obligor has exceptionally strong ability to pay interest and repay principal; AA--very high credit quality, obligor's ability to repay interest and repay principal is very strong; A--high credit quality, obligor's ability to repay interest and repay principal is strong but more vulnerable to adverse economic conditions than higher rated bonds; BBB--satisfactory credit quality, obligor's ability to pay interest and repay principal is adequate, adverse market conditions could impair timely payment; BB, B, CCC, C--on balance, regarded as being increasingly speculative, with the obligor's ability to pay interest and repay principal very vulnerable to adverse economic conditions or a limited debt service safety margin; CC--minimal protection, default in payment of interest or principal seem probable over time; C--bonds are in imminent default in payment of interest and principal; DDD, DD, D-- in default, with decreasing potential for recovery of interest and/or principal.

       PART B--STATEMENT OF ADDITIONAL INFORMATION
       SEPTEMBER 2, 1997


TAX-FREE NEW JERSEY FUND



1818 Market Street
Philadelphia, PA  19103


For Prospectus and Performance:  Nationwide 800-523-4640

Information on Existing Accounts: (SHAREHOLDERS ONLY)
       Nationwide 800-523-1918

Dealer Services:  (BROKER/DEALERS ONLY)
       Nationwide 800-362-7500


TABLE OF CONTENTS


Cover Page      1

Investment Objective and Policy           3

Performance Information

Trading Practices and Brokerage

Purchasing Shares

Investment Plans

Determining Offering Price and
       Net Asset Value

Redemption and Repurchase

Dividends and Distributions

Taxes

Investment Management Agreement

Officers and Trustees

Exchange Privilege

General Information

Appendix A--Description of Ratings

Appendix B--Tax Exempt vs Taxable Yields

Appendix C--Investing in New Jersey Tax-Exempt Obligations

Financial Statements

       DMC Tax-Free Income Trust (the "Trust") is a professionally managed mutual fund of the series type. This Statement of Additional Information
("Part B" of the registration statement) supplements the information contained in the current Prospectus of Tax-Free New Jersey Fund (the "Fund") dated September 2, 1997, as it may be amended from time to time. Part B should be read in conjunction with the Fund's Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. The Fund's Prospectus may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

       The Fund offers three classes of shares (individually, a "Class" and collectively, the "Classes"): Tax-Free New Jersey Fund A Class ("Class A Shares"), Tax-Free New Jersey Fund B Class ("Class B Shares") and Tax-Free New Jersey Fund C Class ("Class C Shares") (Class A Shares, Class B Shares and Class C Shares together referred to as the "Fund Classes"). Class B Shares and Class C Shares may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 3.75% and annual 12b-1 Plan expenses of up to 0.30% which have currently been fixed by the Board at 0.25%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Classes' Prospectus. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1%, which are assessed against Class C Shares for the life of the investment.

       All references to "shares" in this Part B refer to all Classes of shares of the Fund, except where noted.

INVESTMENT OBJECTIVE AND POLICY

       The objective of the Fund is to seek as high a level of current interest income exempt from federal income tax and certain New Jersey state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. There is no assurance that this objective can be achieved. This objective is a matter of fundamental policy and may not be changed without shareholder approval.

       The Fund seeks to achieve this objective by investing its assets in a nondiversified portfolio of debt obligations issued by or on behalf of the State of New Jersey its political subdivisions, agencies, authorities and instrumentalities, certain interstate agencies, Puerto Rico, the Virgin Islands and certain other territories and qualified obligations of the United States that pay interest income which, in the opinion of counsel, is exempt from federal income taxes and from certain New Jersey state and local taxes. However, the Fund may invest not more than 20% of its assets in debt obligations issued by other states.

       The Fund intends to invest at least 80% of its net assets in New Jersey tax-exempt debt obligations which are rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch Investors Service, Inc. ("Fitch") at the time of purchase as being within their top four grades, or which are unrated but considered by Delaware Management Company, Inc. (the "Manager") to be comparable in quality to the top four grades. The fourth grade is considered medium grade and may have speculative characteristics. The Fund may also invest up to 20% of its net assets in securities with grades lower than the top four grades of S&P, Moody's or Fitch, and in comparable unrated securities. These securities are speculative and may involve greater risk and have higher yields.

       See Appendix A for a description of S&P, Moody's and Fitch ratings.

       The Fund may invest more than 25% of its assets in municipal obligations relating to similar types of projects or with other similar economic, business or political characteristics (such as bonds of housing finance agencies or health care facilities). In addition, the Fund may invest more than 25% of its assets in industrial development bonds or pollution control bonds which may be backed only by the assets and revenues of a nongovernmental user.

       The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

       Investing in Rule 144A Securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Trustees and the Manager will continue to monitor the liquidity of that security to ensure that the Fund has no more than [15]% of its net assets in illiquid securities.

       The Fund may also invest in "when-issued securities" for which the Fund will maintain a segregated account containing cash or high-grade debt obligations which it will mark to market daily. When-issued securities involve commitments to purchase new issues of securities which are offered on a when-issued basis which usually involve delivery and payment up to 45 days after the date of transaction. During this period between the date of commitment and the date of delivery, the Fund does not accrue interest on the investment, but the market value of the bonds could fluctuate. This would result in the Fund having unrealized appreciation or depreciation which would affect the net asset value of its shares.

       The Fund will invest its assets in securities of varying maturities, without limitation, depending on market conditions. Typically, the remaining maturity of municipal bonds will range between five and 30 years. From time to time, the Fund may also invest in short-term, tax-free instruments such as tax-exempt commercial paper and general obligation, revenue and project notes. The Fund may also invest in variable and floating rate demand obligations (longer-term instruments with an interest rate that fluctuates and a demand feature that allows the holder to sell the instruments back to the issuer from time to time) [but does not intend to invest more than 5% of its net assets in these instruments.] The Manager will attempt to adjust the maturity structure of the portfolio to provide a high level of tax-exempt income consistent with preservation of capital.

       Under abnormal conditions, the Fund may invest in taxable instruments for temporary defensive purposes. These would include obligations of the U.S. government, its agencies and instrumentalities.

       The principal risk to which the Fund is subject is price fluctuation due to changes in interest rates caused by government policies and economic factors which are beyond the control of the investment manager. In addition, although some municipal bonds are government obligations backed by the issuer's full faith and credit, others are only secured by a specific revenue source and not by the general taxing power. The Fund will invest in both types.

       The Fund is registered as a nondiversified investment company. The Fund has the ability to invest as much as 50% of its assets in as few as two issuers provided that no single issuer accounts for more than 25% of the portfolio. The remaining 50% must be diversified so that no more than 5% is invested in the securities of a single issuer. Because the Fund may invest its assets in fewer issuers, the value of Fund shares may fluctuate more rapidly than if the Fund were fully diversified. In the event the Fund invests more than 5% of its assets in a single issuer, it would be affected more than a fully-diversified fund if that issuer encounters difficulties in satisfying its financial obligations. The Fund may invest without limitation in U.S. government and government agency securities backed by the U.S. government or its agencies or instrumentalities.

       The Fund will invest in securities for income earnings rather than trading for profit. The Fund will not vary portfolio investments, except to:

       1. eliminate unsafe investments and investments not consistent with the preservation of the capital or the tax status of the investments of the Fund;

       2. honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases;

       3. reinvest the earnings from securities in like securities; or

       4. defray normal administrative expenses.

Repurchase Agreements
       While the Fund is permitted to do so, it normally does not invest in repurchase agreements, except under some circumstances to invest cash balances.

       The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the Investment Company Act of 1940 (the "1940 Act") to allow the Delaware Group funds jointly to invest cash balances. The Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

       A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the Manager, under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements which is monitored on a daily basis.

Municipal Bonds
       The term "municipal bonds" is generally understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposals. Such obligations are included within the term "municipal bonds" provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. In addition, the interest paid on industrial development bonds, the proceeds from which are used for the construction, equipment, repair or improvement of privately-operated industrial or commercial facilities, may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size of such issues.

       The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications.

       The yields on municipal bonds are dependent on a variety of factors, including general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligations and rating of the issue. The imposition of the Fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

Private Purpose Bonds
       The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain nongovernment activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend upon the issuer's compliance with specific requirements after the bonds are issued.

       The Fund intends to seek to achieve a high level of tax-exempt income. However, if the Fund invests in newly-issued private purpose bonds, a portion of Fund distributions would be subject to the federal alternative minimum tax applicable to certain shareholders.

Municipal Bond Insurance
       The practice has developed among municipal issuers of having their issues insured by various companies. In particular, the Municipal Bond Insurance Association ("MBIA") and its affiliate, Municipal Bond Investors Assurance Corporation ("MBIA Corp."), Financial Guaranty Insurance Company ("FGIC"), Financial Security Assurance ("FSA") and the AMBAC Indemnity Corporation ("AMBAC") are presently insuring a great many issues. It is expected that other insurance associations or companies will enter this field, and that a substantial portion of municipal bond issues available for investment by companies such as the Fund will be insured. Accordingly, from time to time a substantial portion of the Fund's assets may be invested in municipal bonds insured as to payment of principal and interest when due by a single insurance company. The Manager will review the creditworthiness of the issuer and its ability to meet its obligations to pay interest and repay principal and not the creditworthiness of the private insurer. However, since insured obligations are typically rated in the top grades by Moody's and S&P, most insured obligations will qualify for investment under the Fund's ratings standards discussed above. If the issuer defaults on payment of interest or principal, the trustee and/or payment agent of the issuer will notify the insurer who will make payment to the bondholders. There is no assurance that any insurance company will meet its obligations. The Fund believes such investments are consistent with its fundamental investment policies and restrictions.

Options
       The Fund may write put and call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Fund may write covered call options and secured put options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Fund's investment objective. The Fund may also [purchase (i) call options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets and (ii) put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets.]

       A. Covered Call Writing - A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. There is no percentage limitation on writing covered call options.

       The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. The disadvantage is that if the security rises in value the Fund will lose the appreciation.

       During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

       Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

       If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

       The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

       Call options will be written only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell. Options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

       B. Purchasing Call Options - The Fund may purchase call options [to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets]. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage is that the Fund may hedge against an increase in the price of securities which it ultimately wishes to buy. However, the premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option.

       The Fund may, following the purchase of a call option, liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

       Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would be required to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund.

       C. Secured Put Writing - A put option gives the purchaser of the option the right to sell, and the writer, in this case the Fund, the obligation to buy the underlying security at the exercise price during the option period. During the option period, the writer of a put option may be assigned an exercise notice by the broker/dealer through whom the option was sold requiring the writer to make payment of the exercise price against delivery of the underlying security. In this event, the exercise price will usually exceed the then-market value of the underlying security. This obligation terminates upon expiration of the put option or at such earlier time at which the writer effects a closing purchase transaction. The operation of put options in other respects is substantially identical to that of call options. [Premiums on outstanding put options written or purchased by the Fund may not exceed 2% of its total assets.]

       The advantage to the Fund of writing such options is that it receives premium income. The disadvantage is that the Fund may have to purchase securities at higher prices than the current market price when the put is exercised.

       Put options will be written only on a secured basis, which means that the Fund will maintain in a segregated account with its Custodian, the Bankers Trust Company of New York, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

       D. Purchasing Put Options - The Fund may purchase put options [to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets]. The Fund will, at all times during which it holds a put option, own the security covered by such option.

       The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the Fund will continue to receive interest income on the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

Futures
       The Fund may enter into contracts for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

       The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

       The purpose of the purchase or sale of futures contracts for the Fund, which consists of a substantial number of municipal securities, is to protect the Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of municipal securities at higher prices.

       With respect to options on futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of municipal securities which the Fund intends to purchase.

       To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

       [The Fund will not enter into futures contracts to the extent that more than 5% of the Fund's assets are required as futures contract margin deposits and will not invest in futures contracts or options thereon to the extent that obligations relating to such transactions exceed 20% of the Fund's assets].

       In addition, when the Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its custodian, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Fund with respect to such futures contracts.

       The Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

       With respect to options on futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

       The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

       If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, the Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

       To the extent that interest rates move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

       Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Variable or Floating Rate Demand Notes
       Variable or floating rate demand notes ("VRDNs") are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The interest rates are adjustable at intervals ranging from daily to up to six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the price rate of a bank or some other appropriate interest rate adjustment index. The Manager will decide which variable or floating rate demand instruments the Fund will purchase in accordance with procedures prescribed by the Board of Trustees to minimize credit risks. Any VRDN must be of high quality as determined by the Manager and subject to review by the Board, with respect to both its long-term and short-term aspects, except where credit support for the instrument is provided even in the event of default on the underlying security, the Fund may rely only on the high quality character of the short-term aspect of the demand instrument, i.e., the demand feature. A VRDN which is unrated must have high quality characteristics similar to those rated in accordance with policies and guidelines determined by the Board. If the quality of any VRDN falls below the quality level required by the

Board and any applicable rules adopted by the Securities and Exchange Commission, the Fund must dispose of the instrument within a reasonable period of time by exercising the demand feature or by selling the VRDN in the secondary market, whichever is believed by the Manager to be in the best interests of the Fund and its shareholders.

Municipal Leases
       As stated in the Prospectus, a portion of the Fund's assets may be invested in municipal lease obligations, primarily through certificates of participation ("COPs"). COPs function much like installment purchase agreements and are widely used by state and local governments to finance the purchase of property. The lease format is generally not subject to constitutional limitations on the issuance of state debt, and COPs enable a governmental issuer to increase government liabilities beyond constitutional debt limits. A principal distinguishing feature separating COPs from municipal debt is the lease, which contains a "nonappropriation" or "abatement" clause. This clause provides that, although the municipality will use its best efforts to make lease payments, it may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. The Fund will invest only in COPs rated within the four highest rating categories of Moody's, S&P or Fitch Investors Service, Inc., or in unrated COPs believed to be of comparable quality.

       The Fund follows certain guidelines to determine whether the COPs held in the Fund's portfolio constitute liquid investments. These guidelines set forth various factors to be reviewed by the Manager and which will be monitored by the Board. Such factors include (a) the credit quality of such securities and the extent to which they are rated; (b) the size of the municipal securities market for the Fund both in general and with respect to COPs; and (c) the extent to which the type of COPs held by the Fund trade on the same basis and with the same degree of dealer participation as other municipal bonds of comparable credit rating or quality.

Investment Restrictions
       The Fund has adopted the following restrictions which, along with its investment objective, cannot be changed without approval by the holders of a "majority of the outstanding voting shares" of the Fund, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

       The Fund shall not:

       1. Purchase securities other than municipal bonds and [taxable short-term investments].

       2. Borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not normally be purchased while there is an outstanding borrowing.

       3. Make short sales of securities, or purchase securities on margin, except that the Fund may satisfy margin requirements with respect to futures transactions.

       4. Underwrite the securities of other issuers, except that the Fund may participate as part of a group in bidding for the purchase of municipal bonds directly from an issuer for its own portfolio in order to take advantage of the lower purchase price available to members of such a group;

       5. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements) in accordance with the Fund's investment objective and policies are considered loans.

       6. With respect to 50% of the value of the assets of the Fund, invest more than 5% of its assets in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer, except that U.S. government and government agency securities backed by the U.S. government or its agencies or instrumentalities may be purchased without limitation. For the purposes of this limitation, the Fund will regard the state and each political subdivision, agency or instrumentality of the state, and each multistate agency of which the state is a member as a separate issuer.

       7. Invest in securities of other investment companies, except as part of a merger, consolidation or other acquisition, or in accordance with the limitations contained in the Investment Company Act of 1940, as amended (the "1940 Act").

       8. Invest more than 25% of its total assets in any particular industry or industries, except that the Fund may invest more than 25% of the value of its total assets in municipal bonds, including industrial development and pollution control bonds, and in obligations issued or guaranteed by the U.S.
government, its agencies or instrumentalities.

       From time to time, more than 10% of the Fund's assets may be invested in municipal bonds insured as to payment of principal and interest by a single insurance company. The Fund believes such investments are consistent with the foregoing restrictions. As a matter of non-fundamental policy, no more than [15]% of the Fund's total assets will be invested in repurchase agreements and other assets maturing in more than seven days, or invest in companies for the purpose of exercising control. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentages resulting from change in value of net assets will not result in a violation of the restrictions.

Special Considerations Relating to New Jersey Tax-Exempt Securities
       The Fund concentrates its investments in the State of New Jersey. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect New Jersey tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the State of New Jersey.

PERFORMANCE INFORMATION

       From time to time, the Fund may state its Classes total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the Fund's average annual compounded total rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life of fund, if applicable) periods. The Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

       The average annual total rate of return for a Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
                                n
                          P(1+T) = ERV

Where:   P   = a hypothetical initial purchase order of $1,000 from which, in the case of only Class A Shares, the maximum front-end sales charge, if any, is deducted;

         T   = average annual total return;

         n   = number of years;

         ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         In presenting performance information for Class A Shares, the Limited CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. See the Prospectus for the Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to the Class A Shares, and that all distributions are reinvested at net asset value, and, with respect to the Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         Past results should not be considered as representative of future performance.

         As stated in the Prospectus, the Fund may also quote its current yield for each Class in advertisements and investor communications.

         The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                               a--b          6
                     YIELD = 2[(-------- + 1) -- 1]
                                 cd

      Where: a =  dividends and interest earned during the period;

             b =  expenses accrued for the period (net of reimbursements);

             c = the average daily number of shares outstanding during the period that were entitled to receive dividends;

             d = the maximum offering price per share on the last day of the period.

          The above formula will be used in calculating quotations of yield of each Class, based on specified 30-day periods identified in advertising by the Fund. Yield calculations assume the maximum front-end sales charge, if any, and does not reflect the deduction of any CDSC or Limited CDSC. Actual yield may be affected by variations in sales charges on investments.

          Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any Class of the Fund in the future.

          The Fund may also publish a tax-equivalent yield concerning a Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to such Class' yield. These yields are computed by dividing that portion of a Class' yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt.

          Investors should note that the income earned and dividends paid by the Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of the Fund may change. Unlike money market funds, the Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. The Fund's net asset value will tend to rise when interest rates fall. Conversely, the Fund's net asset value will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in the Fund will vary from day to day and investors should consider the volatility of the Fund's net asset value as well as its yield before making a decision to invest.

          See Appendix B for additional yield information.

          Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable Fund activity and performance and in illustrating general financial planning principles. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales in the Fund. Any indices used are not managed for any investment goal.

          CDA Technologies, Inc., Lipper Analytical Services, Inc. and Morningstar, Inc. are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

          Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With their permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

          Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed-income price and return information.

          Compustat Industrial Databases, a service of Standard & Poor's, may also be used in preparing performance and historical stock and bond market exhibits. This firm maintains fundamental databases that provide financial, statistical and market information covering more than 7,000 industrial and non-industrial companies.

          Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Fund may invest and the assumptions that were used in calculating the blended performance will be described.

          Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. Also, current rate information on municipal debt obligations of various durations, as reported daily by The Bond Buyer, may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

          From time to time, the Fund may also quote actual yield and/or total return performance for each Class in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors.

          For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

          Comparative information on the Consumer Price Index and the CDA Municipal Bond Index may also be included. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment. The CDA Municipal Bond Index was developed and is maintained by CDA Technologies, Inc. The Index is comprised of 115 separately-managed municipal bond mutual funds and tracks the performance of each fund, reflecting the reinvestment of any dividend and capital gains distributions paid during a specified period.

          The total return performance for a Class will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period and the impact of the maximum front-end sales charge or contingent deferred sales charge, if any, paid on the illustrated investment amount, annualized. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. The net asset value of the Fund fluctuates so shares, when redeemed, may be worth more or less than the original investment and past Fund performance should not be considered as representative of future results.

          Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Fund's, and other Delaware Group funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
       For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

       Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of low fund share prices. Delaware Group offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Redemption and Repurchase for a complete description of these services including restrictions or limitations.

       The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                    Investment     Price Per    Number of Shares
                                      Amount         Share         Purchased

                        Month 1        $100          $10.00           10
                        Month 2        $100          $12.50            8
                        Month 3        $100          $ 5.00           20
                        Month 4        $100          $10.00           10
                                       ----          ------           --
                                       $400          $37.50           48

       Total Amount Invested:  $400
       Total Number of Shares Purchased:  48
       Average Price Per Share:  $9.38 ($37.50/4)
       Average Cost Per Share:  $8.33 ($400/48 shares)

This example is for illustration purposes only. It is not intended to represent the actual performance of the Fund.

THE POWER OF COMPOUNDING
       When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding and the following chart illustrates just how powerful it can be.

COMPOUNDED RETURNS
       Results at various assumed fixed rates of return on a $10,000 investment compounded monthly tax-free for 10 years:

                              5%        6%        7%        8%
                              Rate of   Rate of   Rate of   Rate of
                              Return    Return    Return    Return
                              ------    ------    ------    ------

                1 Year        $10,512   $10,617   $10,723   $10,830
               2 Years        $11,049   $11,272   $11,498   $11,729
               3 Years        $11,615   $11,967   $12,330   $12,702
               4 Years        $12,209   $12,705   $13,221   $13,757
               5 Years        $12,833   $13,488   $14,177   $14,898
               6 Years        $13,490   $14,320   $15,201   $16,135
               7 Years        $14,180   $15,203   $16,300   $17,474
               8 Years        $14,906   $16,141   $17,479   $18,924
               9 Years        $15,668   $17,137   $18,743   $20,495
              10 Years        $16,470   $18,194   $20,097   $22,196

       These figures are calculated on a fixed interest rate and assume no fluctuation in the value of principal. These figures are not intended to be a projection of investment results and do not reflect any sales charges or any actual performance results of any of the Classes.

TRADING PRACTICES AND BROKERAGE

       The Fund selects brokers, dealers and banks to execute transactions on behalf of the Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. In nearly all instances, trades are made on a net basis where the Fund either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.

       The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

       As provided in the Securities Exchange Act of 1934 and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

       The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

       Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Group of funds, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of such funds shares as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
       Portfolio trading will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates. The Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving the Fund's investment objective. Portfolio transactions will be undertaken only to accomplish the Fund's objectives and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold: (1) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield; (2) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio; (3) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate; or (4) when the Manager anticipates a decline in value due to market risk or credit risk. The Fund anticipates the portfolio turnover rate will ordinarily be less than 100%.

PURCHASING SHARES

       The Distributor serves as the national distributor for the Fund's three classes of shares--Class A Shares, Class B Shares and Class C Shares, and has agreed to use its best efforts to sell shares of the Fund. See the Prospectus for additional information on how to invest. Shares of the Fund are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting the Fund or the Distributor.

       The minimum initial purchase is generally $1,000 for each Class. Subsequent purchases must generally be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under a Delaware Group Asset Planner Service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.

       Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that does not exceed $1,000,000. The Fund will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

       Selling dealers are responsible for transmitting orders promptly. The Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in the Fund's best interest.

       The NASD has adopted Conduct Rules, as amended, relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.

       Class A Shares are purchased at the offering price, which reflects a maximum front-end sales charge of 3.75%; however, lower front-end sales charges apply for larger purchases. See the table below. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

       Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against the Class B Shares approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectus.

       Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

       Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in the Fund's assets and will receive a proportionate interest in the Fund's income, before application, as to the Class A, Class B and Class C Shares, of any expenses under the Fund's 12b-1 Plans.

       Certificates representing shares purchased are not ordinarily issued in the Class A Shares, unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Fund for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
       The alternative purchase arrangements of Class A, Class B and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of .30% of average daily net assets of Class A Shares (currently, no more than .25% of average daily net assets pursuant to Board action) or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a

CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of .30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert into another class.

Class A Shares
       Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the accompanying table, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below, for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

                                      Class A Shares


                                                                 Dealer's
                               Front-End Sales Charge as % of   Commission***
       Amount of Purchase             Offering      Amount         as % of
                                        Price     Invested**   Offering Price


Less than $100,000                     3.75%        0.00%         3.25%
$100,000 but under $250,000            3.00         0.00          2.50
$250,000 but under $500,000            2.50         0.00          2.00
$500,000 but under $1,000,000*         2.00         0.00          1.75

  * There is no front-end sales charge on purchases of $1 million or more of Class A Shares but, under certain limited circumstances, a 1% contingent deferred sales charge may apply upon redemption of such shares. The contingent deferred sales charge ("Limited CDSC") that may be applicable arises only in the case of certain shares that were purchased at net asset value and triggered the payment of a dealer's commission.

 **    Based on an initial net asset value of $0.00 per share of Class A Shares.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.


       The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

       From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.


       Certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission
       For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected in accordance with the following schedule:

                                                           Dealer's Commission
                                                           (as a percentage of
               Amount of Purchase                           amount purchased)
               ------------------                          -------------------

               Up to $2 million                                     1.00%
               Next $1 million up to $3 million                     0.75
               Next $2 million up to $5 million                     0.50
               Amount over $5 million                               0.25

       In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds, as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund's Prospectus) may be aggregated with those of the Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

       An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
       Class B and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange in the Prospectus for a list of the instances in which the CDSC is waived.

       The following table sets forth the rates of the CDSC for Class B Shares of the Fund:

                                            Contingent Deferred Sales Charge
                                            (as a Percentage of Dollar
           Year After Purchase Made         Amount Subject  to Charge)
           ------------------------         ----------------------------------

                   0-2                                      4%
                   3-4                                      3%
                   5                                        2%
                   6                                        1%
                   7 and thereafter                       None

       During the seventh year after purchase, and thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus.

Plans Under Rule 12b-1
       Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a separate plan for each of Class A Shares, the Class B Shares and the Class C Shares of the Fund (the "Plans"). Each Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies.

       The Plans permit the Fund, pursuant to the Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

       In addition, the Fund may make payments out of the assets of Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

       The maximum aggregate fee payable by the Fund under the Plans, and the Fund's Distribution Agreement, is on an annual basis up to 0.30% of Class A Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of Class B Shares' and Class C Shares' average daily net assets for the year. The Trust's Board of Trustees may reduce these amounts at any time.

       Although the maximum fee payable under the 12b-1 Plan for the Class A Shares is 0.30%, the Board of Trustees has set the maximum aggregate fee payable by the Class A Shares at 0.25%.

However, the Board may increase the amount to the maximum of .30% at any time.

       All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from the Fund Classes. Subject to seeking best price and execution, the Classes may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

       From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

       The Plans and the Distribution Agreement, as amended, have been approved by the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner, as specified above.

       Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, the Class A Shares, Class B Shares and Class C Shares and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Fund Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those trustees who are not "interested persons." With respect to the Class A Share Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of the Fund having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of the Fund must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

Other Payments to Dealers - Class A, Class B and Class C Shares
       From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Group fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
       Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

       Current and former officers, trustees and employees of the Fund, any other fund in the Delaware Group, the Manager or any of the Manager's affiliates that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Fund and any of the funds in the Delaware Group, including any fund that may be created, at net asset value per share. Family members of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC. Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed.

       Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager, or any of its affiliates, may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as the Fund may reasonably require to establish eligibility for purchase at net asset value. The Fund must be notified in advance that the trade qualifies for purchase at net asset value.

       Investors in Delaware - Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

       The Fund must be notified in advance that the trade qualifies for purchase at net asset value.

Letter of Intention
       The reduced front-end sales charges described above with respect to the Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Fund, which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on the Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Fund and of any class of any of the other mutual funds in the Delaware Group (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

Combined Purchases Privilege
       In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Fund, as well as shares of any other class of any of the other Delaware Group funds (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC).

       The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
       In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the Fund, as well as shares of any other class of any of the other Delaware Group funds which offer such classes (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from shares from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
       Holders of Class A Shares of the Fund who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of the Fund or in

Class A Shares of any of the other funds in the Delaware Group, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Group offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

       Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

       Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus) in connection with the features described above.

INVESTMENT PLANS

Reinvestment Plan/Open Account
       Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class (based on the net asset value in effect on the payable date) and will be credited to the shareholder's account on that date. A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of any distributions from realized securities profits will be mailed to shareholders in the first quarter of the fiscal year.

       Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the Fund. Such purchases, which must meet the minimum subsequent purchase requirements stated in the Prospectus and this Part B, are made for Class A Shares at the public offering price and for Class B Shares and Class C Shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Group Funds
       Subject to applicable eligibility and minimum initial purchase requirements of each fund and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest their dividends and/or distributions in any of the mutual funds in the Delaware Group, including the Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectus.

       Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Group may be invested in shares of the Fund, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares. See Appendix B-Classes Offered in the Prospectus for the funds in the Delaware Group that are eligible for investment by holders of Fund shares.

Investing by Electronic Fund Transfer
       Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

       Automatic Investing Plan--Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

                                      * * *

       Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

       Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
       Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Fund for proper instructions.

Wealth Builder Option
        Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in the Delaware Group through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectus for the Fund Classes.

        Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

        Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation at any time by written notice to their Fund.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

       Orders for purchases of Class A Shares are effected at the offering price next calculated after receipt of the order by the Fund or its agent. Orders for purchases of Class B Shares and Class C Shares are effected at the net asset value per share next calculated by the Fund after receipt of the order by the Fund or its agent. Selling dealers have the responsibility of transmitting orders promptly.

       The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

       An example showing how to calculate the net asset value per share and, in the case of the Class A Shares, the offering price per share, is included in the Fund's financial statements which are incorporated by reference into this Part B.

       The Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of Fund shares outstanding. In determining the Fund's total net assets, portfolio securities are valued at fair value, using methods determined in good faith by the trustees. This method utilizes the services of an independent pricing organization which employs a combination of methods including, among others, the obtaining of market valuations from dealers who make markets and deal in such securities, and by comparing valuations with those of other comparable securities in a matrix of such securities. A pricing service's activities and results are reviewed by the officers of the Fund. In addition, money market instruments having a maturity of less than 60 days are valued at amortized cost. Expenses and fees are accrued daily.

       Each Class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that the Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of the Fund may vary. However, the net asset value per share of each Class is expected to be equivalent.

REDEMPTION AND REPURCHASE

       Any shareholder may require the Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund, at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for the Class A Shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee is required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.

       In addition to redemption of Fund shares, the Distributor, acting as agent of the Fund, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the Fund or its agent, subject to any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Fund and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

       Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to any applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

       Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund's Prospectus. Redemptions of Class B Shares are subject to the following CDSC: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge under Classes of Shares in the Fund's Prospectus. Except for the applicable CDSC or Limited CDSC, and with respect to the expedited payment by wire described below, for which there is currently a $7.50 bank wiring cost, neither the Fund nor its Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

       Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

        The Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already been settled. The Fund will honor the redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

       If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

       In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the Securities and Exchange Commission has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

       Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

       The value of the Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to the Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
       Before the Fund involuntarily redeems shares from an account that, under the circumstances listed in the Prospectus, has remained below the minimum amounts required by the Fund's Prospectus and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than $1,000 and will be allowed 60 days from that date of notice to make an additional investment to meet the required minimum of $1,000. See The Conditions of Your Purchase under How to Buy Shares in the Prospectus. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                                      * * *

       The Fund has made available certain redemption privileges, as described below. The Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
       Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

       In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone number listed above. An authorization form must have been completed by the shareholder and filed with the Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

       1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

       2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

       Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

       To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

       If expedited payment under these procedures could adversely affect the Fund, the Fund may take up to seven days to pay the shareholder.

       Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by Fund shareholders are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Systematic Withdrawal Plans
       Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price or net asset value, as applicable for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

       Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

       The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.

       Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our Retirement Plans or is investing in Delaware Group funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B And Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectus. Shareholders should consult their financial adviser to determine whether a Systematic Withdrawal Plan would be suitable for them.

       An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

DIVIDENDS AND DISTRIBUTIONS

       The Fund declares a dividend to shareholders of net investment income on a daily basis. Dividends are declared each day the Fund is open and are paid monthly on the first business day following the end of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day. Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Fund. The Fund reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

       Each Class of the Fund will share proportionately in the investment income and expenses of the Fund, except that each Class will alone incur distribution fees under its 12b-1 Plan. See Plans Under Rule 12b-1.

       Dividends are automatically reinvested in additional shares at net asset value on the payable date, unless an election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

       Any distributions from net realized securities profits will be made annually during the quarter following the close of the fiscal year. Such distributions will be reinvested in shares at the net asset value in effect on the first business day after month end, unless the shareholder elects to receive them in cash. The Fund will mail a quarterly statement showing dividends paid and all the transactions made during the period.

       The Fund anticipates that substantially all dividends paid to shareholders will be exempt from federal and New Jersey income taxes and from certain New Jersey state and local taxes. Information concerning the tax status of dividends and distributions will be mailed to shareholders annually, including what portion, if any, of the Fund's distribution is subject to the federal alternative minimum tax should the Fund invest in "private purpose" bonds.

TAXES

Federal Income Tax Aspects
       The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as not to be liable for federal income tax to the extent its earnings are distributed. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

       Distributions by the Fund representing net interest received on municipal bonds are considered tax-exempt and are not includable by shareholders in gross income for federal income tax purposes because the Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies distributing exempt-interest dividends. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax.

       Distributions representing net interest income received by the Fund from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. government, its agencies and instrumentalities) and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income and will not qualify for the deduction for dividends-received by corporations. Distributions of long-term capital gains realized by the Fund, if any, will be taxable to shareholders as long-term capital gains regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Statements as to the tax status of each investor's dividends or distributions will be mailed annually. The percentage of taxable income at the end of the year will not necessarily bear relationship to the experience over a shorter period of time. Shareholders may incur a tax liability for federal, state and local taxes upon the sale or redemption of shares of the Fund.

       Section 265 of the Internal Revenue Code provides that interest paid on indebtedness incurred or continued to purchase or carry obligations the interest on which is tax-exempt, and certain expenses associated with tax-exempt income, are not deductible. It is probable that interest on indebtedness incurred or continued to purchase or carry shares of the Fund is not deductible.

       The Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by "industrial development bonds" or for investors who are "related persons" thereof within the meaning of Section 103 of the Internal Revenue Code. Persons who are or may be considered "substantial users" should consult their tax advisers in this matter before purchasing shares of the Fund.

       The Fund intends to use the "average annual" method of allocation in the event the Fund realizes any taxable interest income. Under this approach, the percentage of interest income earned that is deemed to be taxable in any year will be the same for each shareholder who held shares of the Fund at any time during the year.

State and Local Taxes
       See Taxes in the Prospectus for a discussion of New Jersey taxation. Shares of the Fund may be taxable for purposes of New Jersey inheritance and estate tax.

       Distributions by the Fund may not be exempt from state or local income tax in states other than New Jersey. Shareholders of the Fund are advised to consult their own tax adviser in this regard.

INVESTMENT MANAGEMENT AGREEMENT

       The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of the Fund's Board of Trustees.

       The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On [February 28, 1997], the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $[32] billion in assets in the various institutional or separately managed (approximately $[20,548,345,000]) and investment company (approximately $[12,216,382,000]) accounts.

       The Investment Management Agreement for the Fund is dated [ ]. The Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of trustees of the Fund who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of the Fund or by the Manager. The Agreement will terminate automatically in the event of its assignment.

       The Investment Management Agreement provides that the Fund shall pay the Manager a management fee equal to (on an annual basis) 0.60% on the first $500 million of the Fund's average daily net assets, 0.575% on the next $250 million and 0.55% on the average daily net assets in excess of $750 million, less all trustees' fees paid to the unaffiliated trustees of the Fund. The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to reimburse the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (after voluntary waivers and payments) of the Class A Shares of the Fund do not exceed 1.00% and each of the Class B Shares and Class C Shares do not exceed 1.75% (in all cases, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of Rule 12b-1 fees), during the Fund's first fiscal year.

       Under the general supervision of the Board of Trustees, the Manager makes all investment decisions which are implemented by the Fund. The Manager pays the salaries of all trustees, officers and employees of the Fund who are affiliated with the Manager. The Fund pays all of its other expenses, including its proportionate share of rent and certain other administrative expenses.

Distribution and Service

       The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor under a Distribution Agreement dated [ ]. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund on behalf of the Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Delaware Distributors, Inc. ("DDI") is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

       The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated [ ]. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

OFFICERS AND TRUSTEES

       The business and affairs of the Fund are managed under the direction of the Trust's Board of Trustees.

       Certain officers and trustees of the Fund hold identical positions in each of the other funds in the Delaware Group. As of [ ], the Fund's officers and trustees, as a group, owned less than 1% of the outstanding shares of any Class of the Fund.

         DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH and the Manager are indirect, wholly owned subsidiaries, and subject to the ultimate control of, Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Trustees and principal officers of the Fund are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (59)
Chairman, President, Chief Executive Officer, Chairman and Director and/or
       Trustee of the Fund, 32 other investment companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.
Chairman and Director of Delaware Distributors, Inc. and Delaware Capital
       Management, Inc.

Chairman, President, Chief Executive Officer, Chief Investment Officer and
       Director of Delaware Management Company, Inc.
Chairman, Chief Executive Officer and Director of Delaware International
       Advisers Ltd.
Director of Delaware Service Company, Inc. and Delaware Investment & Retirement
       Services, Inc.
During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

Richard G. Unruh, Jr. (57)
Executive Vice President of the Fund and each of the other 32 investment companies in the Delaware Group.
Executive Vice President and Director of Delaware Management Company, Inc. Senior Vice President of Delaware Management Holdings, Inc. and Delaware Capital
       Management, Inc.
Director of Delaware International Advisers Ltd.
During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.









----------
*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

Paul E. Suckow (49)
Executive Vice President/Chief Investment Officer, Fixed Income of the Fund, each of the other 32 investment companies in the Delaware Group and Delaware Management Company, Inc.
Executive Vice President and Director of Founders Holdings, Inc.
Senior Vice President/Chief Investment Officer, Fixed Income of Delaware
       Management Holdings, Inc.
Senior Vice President of Delaware Capital Management, Inc.
Director of Founders CBO Corporation.
Director of HYPPCO Finance Company Ltd.
Before returning to the Delaware Group in 1993, Mr. Suckow was Executive Vice
       President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.

Walter P. Babich (69)
Director and/or Trustee of the Fund and each of the other 32 investment companies in the Delaware Group.
460 North Gulph Road, King of Prussia, PA 19406.
Board Chairman, Citadel Constructors, Inc.
From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

Anthony D. Knerr (58)
Director and/or Trustee of the Fund and each of the other 32 investment companies in the Delaware Group.
500 Fifth Avenue, New York, NY 10110.
Founder and Managing Director, Anthony Knerr & Associates.
From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
       Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (56)
Director and/or Trustee of the Fund and each of the other 32 investment companies in the Delaware Group.
785 Park Avenue, New York, NY  10021.
Treasurer, National Gallery of Art.
From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the
       Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (76)
Director and/or Trustee of the Fund and each of the other 32 investment companies in the Delaware Group.
City Hall, Philadelphia, PA 19107.
Philadelphia City Councilman.

Thomas F. Madison (61)
Director and/or Trustee of the Fund and each of the other 32 investment companies in the Delaware Group.
President and Chief Executive Officer, MLM Partners, Inc.
200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402.
Mr. Madison had also been chairman of the Board of Communications Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988- 1993, he was President of U.S. WEST
       Communications--Markets.

*Jeffrey J. Nick (44)
Director and/or Trustee of the Fund and each of the other 32 investment companies in the Delaware Group.
President, Chief Executive Office and Director of Lincoln National Investment
       Companies, Inc.
From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Charles E. Peck (71)
Director and/or Trustee of the Fund and each of the other 32 investment companies in the Delaware Group.
P.O. Box 1102, Columbia, MD  21044.
Secretary/Treasurer, Enterprise Homes, Inc.
From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The
       Ryland Group, Inc., Columbia, MD.

David K. Downes (57)
Executive Vice President/Chief Operating Officer/Chief Financial Officer of the
       Fund, each of the other 32 investment companies in the Delaware Group, Delaware Capital Management, Inc., Delaware Management Holdings, Inc. and Founders CBO Corporation.

-------------
* Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

Chairman and Director of Delaware Management Trust Company.
Chairman and Director of Delaware Investment & Retirement Services, Inc. Executive Vice President/Chief Operating Officer/Chief Financial Officer and
       Director of DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
President/Chief Executive Officer/Chief Financial Officer and Director of
       Delaware Service Company, Inc.
Senior Vice President/Chief Administrative Officer/ Chief Financial Officer of
       Delaware Distributors, L.P.
Director of Delaware International Advisers Ltd.
Before joining the Delaware Group in 1992, Mr. Downes was Chief Administrative
       Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.

George M. Chamberlain, Jr. (50)
Senior Vice President and Secretary of the Fund, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Distributors, L.P.
Executive Vice President, Secretary and Director of Delaware Management Trust
       Company.
Senior Vice President, Secretary and Director of DMH Corp., Delaware Management
       Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. and Delaware Capital Management, Inc.
Secretary and Director of Delaware International Holdings Ltd.
Director of Delaware International Advisers Ltd. Attorney.
During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Patrick P. Coyne (34)
Vice President/Senior Portfolio Manager of the Fund, and each of the tax-exempt and the fixed-income funds in the Delaware Group and Delaware Capital Management, Inc.
During the past five years, Mr. Coyne has served in various capacities at different times within the Delaware organization.

Mitchell L. Conery (38)
Vice President/Senior Portfolio Manager of the Fund, each of the tax-exempt and the fixed-income funds in the Delaware Group and Delaware Management Company, Inc.
Before joining the Delaware Group in 1997, Mr. Conery was an investment officer with Travelers Insurance from 1995 through 1996 and a research analyst with CS First Boston from 1992 to 1995.

Joseph H. Hastings (47)
Vice President/Corporate Controller of the Fund, each of the other 32 investment companies in the Delaware Group, Delaware Distributors, L.P., Delaware Service Company, Inc., and Delaware International Holdings Ltd.
Senior Vice President/Corporate Controller and Treasurer of Delaware Management
       Holdings, Inc., DMH Corp. and Delaware Management Company, Inc.
Senior Vice President and Treasurer of Delaware Distributors, Inc.
Senior Vice President/Corporate Controller of Founders Holdings, Inc.
Vice President and Treasurer of Delaware Capital Management, Inc.
Executive Vice President, Chief Financial Officer and Treasurer of Delaware
       Management Trust Company.
Chief Financial Officer and Treasurer of Delaware Investment & Retirement
      Services, Inc.
Assistant Treasurer of Founders CBO Corporation
1818 Market Street, Philadelphia, PA  19103.

Before joining the Delaware Group in 1992, Mr. Hastings was Chief Financial
       Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (34)
Vice President/Treasurer of the Fund, each of the other 32 investment companies in the Delaware Group, Delaware Distributors, L.P., Delaware Service Company, Inc. and Founders Holdings, Inc.
Senior Vice President of Delaware Management Company, Inc. and Delaware
        Distributors, Inc.
Vice President/Manager of Investment Accounting of Delaware International
         Holdings Ltd.
Assistant Treasurer of Founders CBO Corporation.
Before joining the Delaware Group in 1995, Mr. Bishof was a Vice President for
       Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

         The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from the Trust and the total compensation received from all Delaware Group investment companies for the fiscal year ended February 28, 1997 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of February 28, 1997.
                                                                       Total
                                       Pension or                   Compensation
                                       Retirement     Estimated      from all 33
                                        Benefits       Annual         Delaware
                          Aggregate     Accrued       Benefits          Group
                        Compensation   as Part of       Upon         Investment
Name                     from Trust  Fund Expenses   Retirement*     Companies

W. Thacher Longstreth      $3,788         None         $30,000          $51,315
Ann R. Leven               $4,206         None         $30,000          $55,814
Walter P. Babich           $4,122         None         $30,000          $54,815
Anthony D. Knerr           $4,122         None         $30,000          $54,815
Charles E. Peck            $3,785         None         $30,000          $49,542

* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a trustee/director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each fund at the time of such person's retirement. If an eligible trustee/director retired as of February 28, 1997, he or she would be entitled to annual payments totaling $30,000, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

EXCHANGE PRIVILEGE

       The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. The Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting such an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

       An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

       In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
       Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the Fund receives written notice from the shareholder to the contrary.

       Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent.)

       The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

       As described in the Fund's Prospectus, neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
       With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
       Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Group funds will be available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

       The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

       Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                      * * *

       Following is a summary of the investment objectives of the other Delaware Group funds:

       Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

       Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

       Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

       DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

       Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Quantum Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the fund's "Social Criteria" strategy.

       Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high-yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities.

       U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

       Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

       Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

       Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax- Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

       Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

       International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Assets Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

       Enterprise Fund seeks to provide maximum appreciation of capital by investing in medium-sized companies which have a dominant position within their industry, are undervalued, or have potential for growth in earnings. U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. World Growth Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin. Federal Bond Fund seeks to maximize current income consistent with preservation of capital. The fund attempts to achieve this objective by investing primarily in securities issued by the U.S. government, its agencies and instrumentalities. Corporate Income Fund seeks to provide high current income consistent with preservation of capital. The fund attempts to achieve this objective primarily by investing in a diversified portfolio of investment-grade fixed-income securities issued by U.S.
corporations.

       Delaware Group Premium Fund, Inc. offers 15 funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Quantum Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.

       For more complete information about any of the Delaware Group funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

       Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

       The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain other funds in the Delaware Group. The Manager, through a separate division, also manages private investment accounts. While investment decisions for the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.

       The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion[sm] III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers 10 different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Group mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., above.

       Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received;
(3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

       The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Group.

       The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the unaffiliated trustees.

       The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Group for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

       Bankers Trust Company ("Bankers Trust"), One Bankers Trust Plaza, New York, NY 10006, is custodian of the Fund's securities and cash. As custodian for the Fund, Bankers Trust maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disbursements of money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Shareholder and Trustee Liability
       Under Pennsylvania law, shareholders of the Fund may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims. The Declaration of Trust provides for indemnification out of the Fund property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

       The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

       The legality of the issuance of the shares offered hereby, registered pursuant to Rule 24f-2 under the 1940 Act, has been passed upon for the Fund by Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania.

Capitalization
       DMC Tax-Free Income Trust currently offers three series of shares, Tax-Free New Jersey Fund (the "Fund"), Tax-Free Pennsylvania Fund and Tax-Free Ohio Fund. The Fund currently offers three classes of shares and has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. All shares have equal voting rights, except as noted below, no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

       Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in the assets of the Fund and have the same voting and other rights and preferences, as the other classes. As a general matter, shareholders of the Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Plan relating to Class A Shares. General expenses of the Fund will be allocated on a pro-rata basis to the Classes according to asset size, except that expenses of the Rule 12b-1 Plans of Class A Shares, Class B Shares and Class C Shares will be allocated solely to those classes.

Noncumulative Voting
       The Fund's shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Fund voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

       This Part B does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission.

APPENDIX A--DESCRIPTION OF RATINGS

Bonds
       Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

       Excerpts from Fitch's description of its bond ratings: AAA--highest credit quality, obligor has exceptionally strong ability to pay interest and repay principal; AA--very high credit quality, obligor's ability to repay interest and repay principal is very strong; A--high credit quality, obligor's ability to repay interest and repay principal is strong but more vulnerable to adverse economic conditions than higher rated bonds; BBB--satisfactory credit quality, obligor's ability to pay interest and repay principal is adequate, adverse market conditions could impair timely payment; BB, B, CCC, C--on balance, regarded as being increasingly speculative, with the obligor's ability to pay interest and repay principal very vulnerable to adverse economic conditions or a limited debt service safety margin; CC--minimal protection, default in payment of interest or principal seem probable over time; C--bonds are in imminent default in payment of interest and principal; DDD, DD, D--in default, with decreasing potential for recovery of interest and/or principal.

State and Municipal Notes
       MIG-1/VMIG-1--Notes bearing either of these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

       MIG-2/VMIG-2--Notes bearing either of these designations are of high quality, with margins of protection ample although not so large as in the preceding group.

       SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

       SP-2--Satisfactory capacity to pay principal and interest.

       F-1+/F-1--Exceptionally strong or very strong credit quality, strongest degree of assurance for timely payment.

       F-2--Good credit quality, satisfactory degree of assurance for timely payment.

APPENDIX C

Investing in New Jersey Tax-Exempt Obligations
       The following information constitutes only a brief summary, does not purport to be a complete description, and is derived from official statements prepared in connection with the issuance of bonds and notes of the State of New Jersey) and other sources that are generally available to investors. The information is provided as general information intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State or of local government units located in New Jersey. The Fund has not independently verified this information.

   [INSERT NEW JERSEY INFORMATION FROM OFFICIAL STATEMENT OF NEXT BOND ISSUE]

FINANCIAL STATEMENTS



                                               The Delaware Group includes funds
                                          with a wide range of investment
                                          objectives. Stock funds, income funds,
                                          national and state-specific tax-free
                                          funds, money market funds, global and
                                          international funds and closed-end
                                          equity funds give investors the
                                          ability to create a portfolio that
                                          fits their personal financial goals.
                                          For more information, contact your
                                          financial adviser or call Delaware
                                          Group at 800-523-4640.





                                          INVESTMENT MANAGER
                                          Delaware Management Company, Inc.
                                          One Commerce Square
                                          Philadelphia, PA  19103

                                          NATIONAL DISTRIBUTOR
                                          Delaware Distributors, L.P.
                                          1818 Market Street
                                          Philadelphia, PA  19103

                                          SHAREHOLDER SERVICING,
                                          DIVIDEND DISBURSING,
                                          ACCOUNTING SERVICES
                                          AND TRANSFER AGENT
                                          Delaware Service Company, Inc.
                                          1818 Market Street
                                          Philadelphia, PA  19103

                                          LEGAL COUNSEL
                                          Stradley, Ronon, Stevens & Young, LLP
                                          One Commerce Square
                                          Philadelphia, PA  19103

                                          INDEPENDENT AUDITORS
                                          Ernst & Young LLP
                                          Two Commerce Square
                                          Philadelphia, PA  19103

                                          CUSTODIAN
                                          Bankers Trust Company
                                          One Bankers Trust Plaza
                                          New York, NY  10006

TAX-FREE NEW JERSEY FUND



A CLASS



B CLASS



C CLASS



CLASSES OF TAX-FREE NEW JERSEY FUND








PART B

STATEMENT OF
ADDITIONAL INFORMATION



SEPTEMBER 2, 1997







         DELAWARE
         GROUP
         --------

APPENDIX B--TAX EXEMPT vs TAXABLE YIELDS

       PART B--STATEMENT OF ADDITIONAL INFORMATION
       SEPTEMBER 2, 1997


TAX-FREE OHIO FUND



1818 Market Street
Philadelphia, PA  19103


For Prospectus and Performance:  Nationwide 800-523-4640

Information on Existing Accounts: (SHAREHOLDERS ONLY)
       Nationwide 800-523-1918

Dealer Services:  (BROKER/DEALERS ONLY)
       Nationwide 800-362-7500


TABLE OF CONTENTS


Cover Page                                1

Investment Objective and Policy           3

Performance Information

Trading Practices and Brokerage

Purchasing Shares

Investment Plans

Determining Offering Price and
       Net Asset Value

Redemption and Repurchase

Dividends and Distributions

Taxes

Investment Management Agreement

Officers and Trustees

Exchange Privilege

General Information

Appendix A--Description of Ratings

Appendix B--Tax Exempt vs Taxable Yields

Appendix C--Investing in Ohio Tax-Exempt Obligations

Financial Statements

       DMC Tax-Free Income Trust (the "Trust") is a professionally managed mutual fund of the series type. This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus of Tax-Free Ohio Fund (the "Fund") dated September 2, 1997, as it may be amended from time to time. Part B should be read in conjunction with the Fund's Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. The Fund's Prospectus may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

       The Fund offers three classes of shares (individually, a "Class" and collectively, the "Classes"): Tax-Free Ohio Fund A Class ("Class A Shares"), Tax-Free Ohio Fund B Class ("Class B Shares") and Tax-Free Ohio Fund C Class ("Class C Shares") (Class A Shares, Class B Shares and Class C Shares together referred to as the "Fund Classes"). Class B Shares and Class C Shares may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 3.75% and annual 12b-1 Plan expenses of up to 0.30% which have currently been fixed by the Board at 0.25%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Classes' Prospectus. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1%, which are assessed against Class C Shares for the life of the investment.

       All references to "shares" in this Part B refer to all Classes of shares of the Fund, except where noted.

INVESTMENT OBJECTIVE AND POLICY

       The objective of the Fund is to seek as high a level of current interest income exempt from federal income tax and certain Ohio state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. There is no assurance that this objective can be achieved. This objective is a matter of fundamental policy and may not be changed without shareholder approval.

       The Fund seeks to achieve this objective by investing its assets in a nondiversified portfolio of debt obligations issued by or on behalf of the State of Ohio its political subdivisions, agencies, authorities and instrumentalities, certain interstate agencies, Puerto Rico, the Virgin Islands and certain other territories and qualified obligations of the United States that pay interest income which, in the opinion of counsel, is exempt from federal income taxes and from certain Ohio state and local taxes. However, the Fund may invest not more than 20% of its assets in debt obligations issued by other states.

       The Fund intends to invest at least 80% of its net assets in Ohio tax-exempt debt obligations which are rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch Investors Service, Inc. ("Fitch") at the time of purchase as being within their top four grades, or which are unrated but considered by Delaware Management Company, Inc. (the "Manager") to be comparable in quality to the top four grades. The fourth grade is considered medium grade and may have speculative characteristics. The Fund may also invest up to 20% of its net assets in securities with grades lower than the top four grades of S&P, Moody's or Fitch, and in comparable unrated securities. These securities are speculative and may involve greater risk and have higher yields.

       See Appendix A for a description of S&P, Moody's and Fitch ratings.

       The Fund may invest more than 25% of its assets in municipal obligations relating to similar types of projects or with other similar economic, business or political characteristics (such as bonds of housing finance agencies or health care facilities). In addition, the Fund may invest more than 25% of its assets in industrial development bonds or pollution control bonds which may be backed only by the assets and revenues of a nongovernmental user.

       The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

       Investing in Rule 144A Securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Trustees and the Manager will continue to monitor the liquidity of that security to ensure that the Fund has no more than [15]% of its net assets in illiquid securities.

       The Fund may also invest in "when-issued securities" for which the Fund will maintain a segregated account containing cash or high-grade debt obligations which it will mark to market daily. When-issued securities involve commitments to purchase new issues of securities which are offered on a when-issued basis which usually involve delivery and payment up to 45 days after the date of transaction. During this period between the date of commitment and the date of delivery, the Fund does not accrue interest on the investment, but the market value of the bonds could fluctuate. This would result in the Fund having unrealized appreciation or depreciation which would affect the net asset value of its shares.

       The Fund will invest its assets in securities of varying maturities, without limitation, depending on market conditions. Typically, the remaining maturity of municipal bonds will range between five and 30 years. From time to time, the Fund may also invest in short-term, tax-free instruments such as tax-exempt commercial paper and general obligation, revenue and project notes. The Fund may also invest in variable and floating rate demand obligations (longer-term instruments with an interest rate that fluctuates and a demand feature that allows the holder to sell the instruments back to the issuer from time to time) [(Delaware to confirm.)but does not intend to invest more than 5% of its net assets in these instruments.] The Manager will attempt to adjust the maturity structure of the portfolio to provide a high level of tax-exempt income consistent with preservation of capital.

       Under abnormal conditions, the Fund may invest in taxable instruments for temporary defensive purposes. These would include obligations of the U.S. government, its agencies and instrumentalities.

       The principal risk to which the Fund is subject is price fluctuation due to changes in interest rates caused by government policies and economic factors which are beyond the control of the investment manager. In addition, although some municipal bonds are government obligations backed by the issuer's full faith and credit, others are only secured by a specific revenue source and not by the general taxing power. The Fund will invest in both types.

       The Fund is registered as a nondiversified investment company. The Fund has the ability to invest as much as 50% of its assets in as few as two issuers provided that no single issuer accounts for more than 25% of the portfolio. The remaining 50% must be diversified so that no more than 5% is invested in the securities of a single issuer. Because the Fund may invest its assets in fewer issuers, the value of Fund shares may fluctuate more rapidly than if the Fund were fully diversified. In the event the Fund invests more than 5% of its assets in a single issuer, it would be affected more than a fully-diversified fund if that issuer encounters difficulties in satisfying its financial obligations. The Fund may invest without limitation in U.S. government and government agency securities backed by the U.S. government or its agencies or instrumentalities.

       The Fund will invest in securities for income earnings rather than trading for profit. The Fund will not vary portfolio investments, except to:

       1. eliminate unsafe investments and investments not consistent with the preservation of the capital or the tax status of the investments of the Fund;

       2. honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases;

       3. reinvest the earnings from securities in like securities; or

       4. defray normal administrative expenses.

Repurchase Agreements
       While the Fund is permitted to do so, it normally does not invest in repurchase agreements, except under some circumstances to invest cash balances.

       The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the Investment Company Act of 1940 (the "1940 Act") to allow the Delaware Group funds jointly to invest cash balances. The Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

       A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the Manager, under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements which is monitored on a daily basis.

Municipal Bonds
       The term "municipal bonds" is generally understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposals. Such obligations are included within the term "municipal bonds" provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. In addition, the interest paid on industrial development bonds, the proceeds from which are used for the construction, equipment, repair or improvement of privately-operated industrial or commercial facilities, may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size of such issues.

       The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications.

       The yields on municipal bonds are dependent on a variety of factors, including general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligations and rating of the issue. The imposition of the Fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

Private Purpose Bonds
       The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain nongovernment activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend upon the issuer's compliance with specific requirements after the bonds are issued.

       The Fund intends to seek to achieve a high level of tax-exempt income. However, if the Fund invests in newly-issued private purpose bonds, a portion of Fund distributions would be subject to the federal alternative minimum tax applicable to certain shareholders.

Municipal Bond Insurance
       The practice has developed among municipal issuers of having their issues insured by various companies. In particular, the Municipal Bond Insurance Association ("MBIA") and its affiliate, Municipal Bond Investors Assurance Corporation ("MBIA Corp."), Financial Guaranty Insurance Company ("FGIC"), Financial Security Assurance ("FSA") and the AMBAC Indemnity Corporation ("AMBAC") are presently insuring a great many issues. It is expected that other insurance associations or companies will enter this field, and that a substantial portion of municipal bond issues available for investment by companies such as the Fund will be insured. Accordingly, from time to time a substantial portion of the Fund's assets may be invested in municipal bonds insured as to payment of principal and interest when due by a single insurance company. The Manager will review the creditworthiness of the issuer and its ability to meet its obligations to pay interest and repay principal and not the creditworthiness of the private insurer. However, since insured obligations are typically rated in the top grades by Moody's and S&P, most insured obligations will qualify for investment under the Fund's ratings standards discussed above. If the issuer defaults on payment of interest or principal, the trustee and/or payment agent of the issuer will notify the insurer who will make payment to the bondholders. There is no assurance that any insurance company will meet its obligations. The Fund believes such investments are consistent with its fundamental investment policies and restrictions.

Options
       The Fund may write put and call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Fund may write covered call options and secured put options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Fund's investment objective. The Fund may also [purchase (i) call options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets and (ii) put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets.]

       A. Covered Call Writing - A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. There is no percentage limitation on writing covered call options.

       The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. The disadvantage is that if the security rises in value the Fund will lose the appreciation.

       During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

       Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

       If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

       The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

       Call options will be written only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell. Options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

       B. Purchasing Call Options - The Fund may purchase call options [to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets]. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage is that the Fund may hedge against an increase in the price of securities which it ultimately wishes to buy. However, the premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option.

       The Fund may, following the purchase of a call option, liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

       Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would be required to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund.

       C. Secured Put Writing - A put option gives the purchaser of the option the right to sell, and the writer, in this case the Fund, the obligation to buy the underlying security at the exercise price during the option period. During the option period, the writer of a put option may be assigned an exercise notice by the broker/dealer through whom the option was sold requiring the writer to make payment of the exercise price against delivery of the underlying security. In this event, the exercise price will usually exceed the then-market value of the underlying security. This obligation terminates upon expiration of the put option or at such earlier time at which the writer effects a closing purchase transaction. The operation of put options in other respects is substantially identical to that of call options. [Premiums on outstanding put options written or purchased by the Fund may not exceed 2% of its total assets.]

       The advantage to the Fund of writing such options is that it receives premium income. The disadvantage is that the Fund may have to purchase securities at higher prices than the current market price when the put is exercised.

       Put options will be written only on a secured basis, which means that the Fund will maintain in a segregated account with its Custodian, the Bankers Trust Company of New York, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

       D. Purchasing Put Options - The Fund may purchase put options [to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets]. The Fund will, at all times during which it holds a put option, own the security covered by such option.

       The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the Fund will continue to receive interest income on the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

Futures
       The Fund may enter into contracts for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

       The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

       The purpose of the purchase or sale of futures contracts for the Fund, which consists of a substantial number of municipal securities, is to protect the Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of municipal securities at higher prices.

       With respect to options on futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of municipal securities which the Fund intends to purchase.

       To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

       [The Fund will not enter into futures contracts to the extent that more than 5% of the Fund's assets are required as futures contract margin deposits and will not invest in futures contracts or options thereon to the extent that obligations relating to such transactions exceed 20% of the Fund's assets].

       In addition, when the Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its custodian, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Fund with respect to such futures contracts.

       The Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

       With respect to options on futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

       The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

       If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, the Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

       To the extent that interest rates move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

       Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Variable or Floating Rate Demand Notes
       Variable or floating rate demand notes ("VRDNs") are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The interest rates are adjustable at intervals ranging from daily to up to six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the price rate of a bank or some other appropriate interest rate adjustment index. The Manager will decide which variable or floating rate demand instruments the Fund will purchase in accordance with procedures prescribed by the Board of Trustees to minimize credit risks. Any VRDN must be of high quality as determined by the Manager and subject to review by the Board, with respect to both its long-term and short-term aspects, except where credit support for the instrument is provided even in the event of default on the underlying security, the Fund may rely only on the high quality character of the short-term aspect of the demand instrument, i.e., the demand feature. A VRDN which is unrated must have high quality characteristics similar to those rated in accordance with policies and guidelines determined by the Board. If the quality of any VRDN falls below the quality level required by the

Board and any applicable rules adopted by the Securities and Exchange Commission, the Fund must dispose of the instrument within a reasonable period of time by exercising the demand feature or by selling the VRDN in the secondary market, whichever is believed by the Manager to be in the best interests of the Fund and its shareholders.

Municipal Leases
       As stated in the Prospectus, a portion of the Fund's assets may be invested in municipal lease obligations, primarily through certificates of participation ("COPs"). COPs function much like installment purchase agreements and are widely used by state and local governments to finance the purchase of property. The lease format is generally not subject to constitutional limitations on the issuance of state debt, and COPs enable a governmental issuer to increase government liabilities beyond constitutional debt limits. A principal distinguishing feature separating COPs from municipal debt is the lease, which contains a "nonappropriation" or "abatement" clause. This clause provides that, although the municipality will use its best efforts to make lease payments, it may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. The Fund will invest only in COPs rated within the four highest rating categories of Moody's, S&P or Fitch Investors Service, Inc., or in unrated COPs believed to be of comparable quality.

       The Fund follows certain guidelines to determine whether the COPs held in the Fund's portfolio constitute liquid investments. These guidelines set forth various factors to be reviewed by the Manager and which will be monitored by the Board. Such factors include (a) the credit quality of such securities and the extent to which they are rated; (b) the size of the municipal securities market for the Fund both in general and with respect to COPs; and (c) the extent to which the type of COPs held by the Fund trade on the same basis and with the same degree of dealer participation as other municipal bonds of comparable credit rating or quality.

Investment Restrictions
       The Fund has adopted the following restrictions which, along with its investment objective, cannot be changed without approval by the holders of a "majority of the outstanding voting shares" of the Fund, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

       The Fund shall not:

       1. Purchase securities other than municipal bonds and [taxable short-term investments].

       2. Borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not normally be purchased while there is an outstanding borrowing.

       3. Make short sales of securities, or purchase securities on margin, except that the Fund may satisfy margin requirements with respect to futures transactions.

       4. Underwrite the securities of other issuers, except that the Fund may participate as part of a group in bidding for the purchase of municipal bonds directly from an issuer for its own portfolio in order to take advantage of the lower purchase price available to members of such a group;

       5. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements) in accordance with the Fund's investment objective and policies are considered loans.

       6. With respect to 50% of the value of the assets of the Fund, invest more than 5% of its assets in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer, except that U.S. government and government agency securities backed by the U.S. government or its agencies or instrumentalities may be purchased without limitation. For the purposes of this limitation, the Fund will regard the state and each political subdivision, agency or instrumentality of the state, and each multistate agency of which the state is a member as a separate issuer.

       7. Invest in securities of other investment companies, except as part of a merger, consolidation or other acquisition, or in accordance with the limitations contained in the Investment Company Act of 1940, as amended (the "1940 Act").

       8. Invest more than 25% of its total assets in any particular industry or industries, except that the Fund may invest more than 25% of the value of its total assets in municipal bonds, including industrial development and pollution control bonds, and in obligations issued or guaranteed by the U.S.
government, its agencies or instrumentalities.

       From time to time, more than 10% of the Fund's assets may be invested in municipal bonds insured as to payment of principal and interest by a single insurance company. The Fund believes such investments are consistent with the foregoing restrictions. As a matter of non-fundamental policy, no more than [15]% of the Fund's total assets will be invested in repurchase agreements and other assets maturing in more than seven days, or invest in companies for the purpose of exercising control. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentages resulting from change in value of net assets will not result in a violation of the restrictions.

Special Considerations Relating to Ohio Tax-Exempt Securities
       The Fund concentrates its investments in the State of Ohio. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect Ohio tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the State of Ohio.

PERFORMANCE INFORMATION

       From time to time, the Fund may state its Classes total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the Fund's average annual compounded total rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life of fund, if applicable) periods. The Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

       The average annual total rate of return for a Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
                                        n
                                  P(1+T) = ERV

Where:  P   =  a hypothetical initial purchase order of $1,000 from which, in the case of only Class A Shares, the maximum front-end sales charge, if any, is deducted;

        T   =  average annual total return;

        n   =  number of years;

        ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         In presenting performance information for Class A Shares, the Limited CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. See the Prospectus for the Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to the Class A Shares, and that all distributions are reinvested at net asset value, and, with respect to the Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         Past results should not be considered as representative of future performance.

         As stated in the Prospectus, the Fund may also quote its current yield for each Class in advertisements and investor communications.

         The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                     a--b        6
                         YIELD = 2[(-------- + 1) -- 1]
                                       cd

     Where:        a  =  dividends and interest earned during the period;

                   b   =  expenses accrued for the period (net of
                          reimbursements);

                   c   =  the average daily number of shares outstanding during
                          the period that were entitled to receive dividends;

                   d   =  the maximum offering price per share on the last day
                          of the period.

          The above formula will be used in calculating quotations of yield of each Class, based on specified 30-day periods identified in advertising by the Fund. Yield calculations assume the maximum front-end sales charge, if any, and does not reflect the deduction of any CDSC or Limited CDSC. Actual yield may be affected by variations in sales charges on investments.

          Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any Class of the Fund in the future.

          The Fund may also publish a tax-equivalent yield concerning a Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to such Class' yield. These yields are computed by dividing that portion of a Class' yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt.

          Investors should note that the income earned and dividends paid by the Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of the Fund may change. Unlike money market funds, the Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. The Fund's net asset value will tend to rise when interest rates fall. Conversely, the Fund's net asset value will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in the Fund will vary from day to day and investors should consider the volatility of the Fund's net asset value as well as its yield before making a decision to invest.

          See Appendix B for additional yield information.

          Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable Fund activity and performance and in illustrating general financial planning principles. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales in the Fund. Any indices used are not managed for any investment goal.

          CDA Technologies, Inc., Lipper Analytical Services, Inc. and Morningstar, Inc. are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

          Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With their permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

          Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed-income price and return information.

          Compustat Industrial Databases, a service of Standard & Poor's, may also be used in preparing performance and historical stock and bond market exhibits. This firm maintains fundamental databases that provide financial, statistical and market information covering more than 7,000 industrial and non-industrial companies.

          Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Fund may invest and the assumptions that were used in calculating the blended performance will be described.

          Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. Also, current rate information on municipal debt obligations of various durations, as reported daily by The Bond Buyer, may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

          From time to time, the Fund may also quote actual yield and/or total return performance for each Class in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors.

          For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

          Comparative information on the Consumer Price Index and the CDA Municipal Bond Index may also be included. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment. The CDA Municipal Bond Index was developed and is maintained by CDA Technologies, Inc. The Index is comprised of 115 separately-managed municipal bond mutual funds and tracks the performance of each fund, reflecting the reinvestment of any dividend and capital gains distributions paid during a specified period.

          The total return performance for a Class will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period and the impact of the maximum front-end sales charge or contingent deferred sales charge, if any, paid on the illustrated investment amount, annualized. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. The net asset value of the Fund fluctuates so shares, when redeemed, may be worth more or less than the original investment and past Fund performance should not be considered as representative of future results.

          Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Fund's, and other Delaware Group funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
       For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

       Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of low fund share prices. Delaware Group offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Redemption and Repurchase for a complete description of these services including restrictions or limitations.

       The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                          Investment         Price Per          Number of Shares
                            Amount             Share                Purchased

              Month 1        $100               $10.00                 10
              Month 2        $100               $12.50                  8
              Month 3        $100               $ 5.00                 20
              Month 4        $100               $10.00                 10
                             ----               ------                 --
                             $400               $37.50                 48

       Total Amount Invested:  $400
       Total Number of Shares Purchased:  48
       Average Price Per Share:  $9.38 ($37.50/4)
       Average Cost Per Share:  $8.33 ($400/48 shares)

This example is for illustration purposes only. It is not intended to represent the actual performance of the Fund.

THE POWER OF COMPOUNDING
       When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding and the following chart illustrates just how powerful it can be.

COMPOUNDED RETURNS
       Results at various assumed fixed rates of return on a $10,000 investment compounded monthly tax-free for 10 years:

                 5%             6%                7%              8%
                 Rate of        Rate of           Rate of         Rate of
                 Return         Return            Return          Return

  1 Year         $10,512        $10,617           $10,723          $10,830
  2 Years        $11,049        $11,272           $11,498          $11,729
  3 Years        $11,615        $11,967           $12,330          $12,702
  4 Years        $12,209        $12,705           $13,221          $13,757
  5 Years        $12,833        $13,488           $14,177          $14,898
  6 Years        $13,490        $14,320           $15,201          $16,135
  7 Years        $14,180        $15,203           $16,300          $17,474
  8 Years        $14,906        $16,141           $17,479          $18,924
  9 Years        $15,668        $17,137           $18,743          $20,495
 10 Years        $16,470        $18,194           $20,097          $22,196

       These figures are calculated on a fixed interest rate and assume no fluctuation in the value of principal. These figures are not intended to be a projection of investment results and do not reflect any sales charges or any actual performance results of any of the Classes.

TRADING PRACTICES AND BROKERAGE

       The Fund selects brokers, dealers and banks to execute transactions on behalf of the Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. In nearly all instances, trades are made on a net basis where the Fund either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.

       The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

       As provided in the Securities Exchange Act of 1934 and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

       The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

       Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Group of funds, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of such funds shares as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
       Portfolio trading will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates. The Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving the Fund's investment objective. Portfolio transactions will be undertaken only to accomplish the Fund's objectives and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold: (1) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield; (2) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio; (3) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate; or (4) when the Manager anticipates a decline in value due to market risk or credit risk. The Fund anticipates the portfolio turnover rate will ordinarily be less than 100%.

PURCHASING SHARES

       The Distributor serves as the national distributor for the Fund's three classes of shares--Class A Shares, Class B Shares and Class C Shares, and has agreed to use its best efforts to sell shares of the Fund. See the Prospectus for additional information on how to invest. Shares of the Fund are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting the Fund or the Distributor.

       The minimum initial purchase is generally $1,000 for each Class. Subsequent purchases must generally be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under a Delaware Group Asset Planner Service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.

       Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that does not exceed $1,000,000. The Fund will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

       Selling dealers are responsible for transmitting orders promptly. The Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in the Fund's best interest.

       The NASD has adopted Conduct Rules, as amended, relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.

       Class A Shares are purchased at the offering price, which reflects a maximum front-end sales charge of 3.75%; however, lower front-end sales charges apply for larger purchases. See the table below. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

       Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against the Class B Shares approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectus.

       Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

       Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in the Fund's assets and will receive a proportionate interest in the Fund's income, before application, as to the Class A, Class B and Class C Shares, of any expenses under the Fund's 12b-1 Plans.

       Certificates representing shares purchased are not ordinarily issued in the Class A Shares, unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Fund for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
       The alternative purchase arrangements of Class A, Class B and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of .30% of average daily net assets of Class A Shares (currently, no more than .25% of average daily net assets pursuant to Board action) or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a

CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of .30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert into another class.

Class A Shares
       Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the accompanying table, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features Class A Shares, below, for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

                                 Class A Shares



                                                                                              Dealer's
                                                    Front-End Sales Charge as % of          Commission***
       Amount of Purchase                            Offering           Amount                as % of
                                                      Price            Invested**          Offering Price


Less than $100,000                                    3.75%               0.00%                3.25%
$100,000 but under $250,000                           3.00                0.00                 2.50
$250,000 but under $500,000                           2.50                0.00                 2.00
$500,000 but under $1,000,000*                        2.00                0.00                 1.75

     * There is no front-end sales charge on purchases of $1 million or more of Class A Shares but, under certain limited circumstances, a 1% contingent deferred sales charge may apply upon redemption of such shares. The contingent deferred sales charge ("Limited CDSC") that may be applicable arises only in the case of certain shares that were purchased at net asset value and triggered the payment of a dealer's commission.

    ** Based on an initial net asset value of $0.00 per share of Class A Shares.

   *** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.


       The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

       From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.


       Certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission
       For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected in accordance with the following schedule:

                                                          Dealer's Commission
                                                          (as a percentage of
              Amount of Purchase                           amount purchased)
              ------------------                          -------------------
              Up to $2 million                                     1.00%
              Next $1 million up to $3 million                     0.75
              Next $2 million up to $5 million                     0.50
              Amount over $5 million                               0.25

       In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds, as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund's Prospectus) may be aggregated with those of the Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

       An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
       Class B and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange in the Prospectus for a list of the instances in which the CDSC is waived.

       The following table sets forth the rates of the CDSC for Class B Shares of the Fund:

                                                Contingent Deferred Sales Charge
                                                   (as a Percentage of Dollar
                Year After Purchase Made            Amount Subject  to Charge)
                ------------------------        --------------------------------
                        0-2                                 4%
                        3-4                                 3%
                        5                                   2%
                        6                                   1%
                        7 and thereafter                   None

       During the seventh year after purchase, and thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus.

Plans Under Rule 12b-1
       Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a separate plan for each of Class A Shares, the Class B Shares and the Class C Shares of the Fund (the "Plans"). Each Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies.

       The Plans permit the Fund, pursuant to the Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

       In addition, the Fund may make payments out of the assets of Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

       The maximum aggregate fee payable by the Fund under the Plans, and the Fund's Distribution Agreement, is on an annual basis up to 0.30% of Class A Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of Class B Shares' and Class C Shares' average daily net assets for the year. The Trust's Board of Trustees may reduce these amounts at any time. Although the maximum fee payable under the 12b-1 Plan for the Class A Shares is 0.30%, the Board of Trustees has set the maximum aggregate fee payable by the Class A Shares at 0.25%. However, the Board may increase the amount to the maximum of 0.30% at any time.

       All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from the Fund Classes. Subject to seeking best price and execution, the Classes may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

       From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

       The Plans and the Distribution Agreement, as amended, have been approved by the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner, as specified above.

       Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, the Class A Shares, Class B Shares and Class C Shares and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Fund Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those trustees who are not "interested persons." With respect to the Class A Share Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of the Fund having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of the Fund must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

Other Payments to Dealers - Class A, Class B and Class C Shares
       From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Group fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
       Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

       Current and former officers, trustees and employees of the Fund, any other fund in the Delaware Group, the Manager or any of the Manager's affiliates that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Fund and any of the funds in the Delaware Group, including any fund that may be created, at net asset value per share. Family members of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC. Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed.

       Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager, or any of its affiliates, may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as the Fund may reasonably require to establish eligibility for purchase at net asset value. The Fund must be notified in advance that the trade qualifies for purchase at net asset value.

        Investors in Delaware - Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the Funds in the Delaware Group at net asset value.

        The Fund must be notified in advance that the trade qualifies for purchase at net asset value.

Letter of Intention
       The reduced front-end sales charges described above with respect to the Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Fund, which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on the Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Fund and of any class of any of the other mutual funds in the Delaware Group (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

Combined Purchases Privilege
       In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Fund, as well as shares of any other class of any of the other Delaware Group funds (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC).

       The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
       In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the Fund, as well as shares of any other class of any of the other Delaware Group funds which offer such classes (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from shares from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
       Holders of Class A Shares of the Fund who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of the Fund or in Class A Shares of any of the other funds in the Delaware Group, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Group offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

       Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

       Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus) in connection with the features described above.

INVESTMENT PLANS

Reinvestment Plan/Open Account
       Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class (based on the net asset value in effect on the payable date) and will be credited to the shareholder's account on that date. A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of any distributions from realized securities profits will be mailed to shareholders in the first quarter of the fiscal year.

       Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the Fund. Such purchases, which must meet the minimum subsequent purchase requirements stated in the Prospectus and this Part B, are made for Class A Shares at the public offering price and for Class B Shares and Class C Shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Group Funds
       Subject to applicable eligibility and minimum initial purchase requirements of each fund and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest their dividends and/or distributions in any of the mutual funds in the Delaware Group, including the Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectus.

       Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Group may be invested in shares of the Fund, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares. See Appendix B-Classes Offered in the Prospectus for the funds in the Delaware Group that are eligible for investment by holders of Fund shares.

Investing by Electronic Fund Transfer
       Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

       Automatic Investing Plan--Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

                                      * * *

       Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

       Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
       Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Fund for proper instructions.

Wealth Builder Option
        Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in the Delaware Group through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectus for the Fund Classes.

        Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

        Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation at any time by written notice to their Fund.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

       Orders for purchases of Class A Shares are effected at the offering price next calculated after receipt of the order by the Fund or its agent. Orders for purchases of Class B Shares and Class C Shares are effected at the net asset value per share next calculated by the Fund after receipt of the order by the Fund or its agent. Selling dealers have the responsibility of transmitting orders promptly.

       The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

       An example showing how to calculate the net asset value per share and, in the case of the Class A Shares, the offering price per share, is included in the Fund's financial statements which are incorporated by reference into this Part B.

       The Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of Fund shares outstanding. In determining the Fund's total net assets, portfolio securities are valued at fair value, using methods determined in good faith by the trustees. This method utilizes the services of an independent pricing organization which employs a combination of methods including, among others, the obtaining of market valuations from dealers who make markets and deal in such securities, and by comparing valuations with those of other comparable securities in a matrix of such securities. A pricing service's activities and results are reviewed by the officers of the Fund. In addition, money market instruments having a maturity of less than 60 days are valued at amortized cost. Expenses and fees are accrued daily.

       Each Class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that the Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of the Fund may vary. However, the net asset value per share of each Class is expected to be equivalent.

REDEMPTION AND REPURCHASE

       Any shareholder may require the Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund, at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for the Class A Shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee is required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.

       In addition to redemption of Fund shares, the Distributor, acting as agent of the Fund, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the Fund or its agent, subject to any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Fund and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

       Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to any applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

       Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund's Prospectus. Redemptions of Class B Shares are subject to the following CDSC: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge under Classes of Shares in the Fund's Prospectus. Except for the applicable CDSC or Limited CDSC, and with respect to the expedited payment by wire described below, for which there is currently a $7.50 bank wiring cost, neither the Fund nor its Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

       Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

        The Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already been settled. The Fund will honor the redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

       If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

       In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the Securities and Exchange Commission has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

       Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

       The value of the Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to the Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
       Before the Fund involuntarily redeems shares from an account that, under the circumstances listed in the Prospectus, has remained below the minimum amounts required by the Fund's Prospectus and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than $1,000 and will be allowed 60 days from that date of notice to make an additional investment to meet the required minimum of $1,000. See The Conditions of Your Purchase under How to Buy Shares in the Prospectus. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                                      * * *

       The Fund has made available certain redemption privileges, as described below. The Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
       Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

       In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone number listed above. An authorization form must have been completed by the shareholder and filed with the Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

       1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

       2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

       Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

       To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

       If expedited payment under these procedures could adversely affect the Fund, the Fund may take up to seven days to pay the shareholder.

       Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by Fund shareholders are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Systematic Withdrawal Plans
       Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price or net asset value, as applicable for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

       Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

       The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.

       Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our Retirement Plans or is investing in Delaware Group funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B And Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectus. Shareholders should consult their financial adviser to determine whether a Systematic Withdrawal Plan would be suitable for them.

       An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

DIVIDENDS AND DISTRIBUTIONS

       The Fund declares a dividend to shareholders of net investment income on a daily basis. Dividends are declared each day the Fund is open and are paid monthly on the first business day following the end of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day. Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Fund. The Fund reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

       Each Class of the Fund will share proportionately in the investment income and expenses of the Fund, except that each Class will alone incur distribution fees under its 12b-1 Plan. See Plans Under Rule 12b-1.

       Dividends are automatically reinvested in additional shares at net asset value on the payable date, unless an election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

       Any distributions from net realized securities profits will be made annually during the quarter following the close of the fiscal year. Such distributions will be reinvested in shares at the net asset value in effect on the first business day after month end, unless the shareholder elects to receive them in cash. The Fund will mail a quarterly statement showing dividends paid and all the transactions made during the period.

       The Fund anticipates that substantially all dividends paid to shareholders will be exempt from federal and Ohio income taxes and from certain Ohio state and local taxes. Information concerning the tax status of dividends and distributions will be mailed to shareholders annually, including what portion, if any, of the Fund's distribution is subject to the federal alternative minimum tax should the Fund invest in "private purpose" bonds.

TAXES

Federal Income Tax Aspects
       The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as not to be liable for federal income tax to the extent its earnings are distributed. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

       Distributions by the Fund representing net interest received on municipal bonds are considered tax-exempt and are not includable by shareholders in gross income for federal income tax purposes because the Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies distributing exempt-interest dividends. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax.

       Distributions representing net interest income received by the Fund from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. government, its agencies and instrumentalities) and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income and will not qualify for the deduction for dividends-received by corporations. Distributions of long-term capital gains realized by the Fund, if any, will be taxable to shareholders as long-term capital gains regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Statements as to the tax status of each investor's dividends or distributions will be mailed annually. The percentage of taxable income at the end of the year will not necessarily bear relationship to the experience over a shorter period of time. Shareholders may incur a tax liability for federal, state and local taxes upon the sale or redemption of shares of the Fund.

       Section 265 of the Internal Revenue Code provides that interest paid on indebtedness incurred or continued to purchase or carry obligations the interest on which is tax-exempt, and certain expenses associated with tax-exempt income, are not deductible. It is probable that interest on indebtedness incurred or continued to purchase or carry shares of the Fund is not deductible.

       The Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by "industrial development bonds" or for investors who are "related persons" thereof within the meaning of Section 103 of the Internal Revenue Code. Persons who are or may be considered "substantial users" should consult their tax advisers in this matter before purchasing shares of the Fund.

       The Fund intends to use the "average annual" method of allocation in the event the Fund realizes any taxable interest income. Under this approach, the percentage of interest income earned that is deemed to be taxable in any year will be the same for each shareholder who held shares of the Fund at any time during the year.

State and Local Taxes
       See Taxes in the Prospectus for a discussion of Ohio taxation. Shares of the Fund may be taxable for purposes of Ohio inheritance and estate tax.

       Distributions by the Fund may not be exempt from state or local income tax in states other than Ohio. Shareholders of the Fund are advised to consult their own tax adviser in this regard.

INVESTMENT MANAGEMENT AGREEMENT

       The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of the Board of Trustees.

       The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On [February 28, 1997], the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $[32] billion in assets in the various institutional or separately managed (approximately $[20,548,345,000]) and investment company (approximately $[12,216,382,000]) accounts.

       The Investment Management Agreement for the Fund is dated [       ]. The
Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of trustees of the Fund who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of the Fund or by the Manager. The Agreement will terminate automatically in the event of its assignment.

       The Investment Management Agreement provides that the Fund shall pay the Manager a management fee equal to (on an annual basis) 0.60% on the first $500 million of the Fund's average daily net assets, 0.575% on the next $250 million and 0.55% on the average daily net assets in excess of $750 million, less all trustees' fees paid to the unaffiliated trustees of the Fund. The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to reimburse the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (after voluntary waivers and payments) of the Class A Shares of the Fund do not exceed 1.00% and each of the Class B Shares and Class C Shares do not exceed 1.75% (in all cases, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of Rule 12b-1 fees), during the Fund's first fiscal year.

       Under the general supervision of the Board of Trustees, the Manager makes all investment decisions which are implemented by the Fund. The Manager pays the salaries of all trustees, officers and employees of the Fund who are affiliated with the Manager. The Fund pays all of its other expenses, including its proportionate share of rent and certain other administrative expenses.

Distribution and Service
       The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor under a Distribution
Agreement dated [    ]. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund on behalf of the Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Delaware Distributors, Inc. ("DDI") is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

       The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to
a Shareholders Services Agreement dated [   ]. The Transfer Agent also provides
accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

OFFICERS AND TRUSTEES

       The business and affairs of the Fund are managed under the direction of the Trust's Board of Trustees.

       Certain officers and trustees of the Fund hold identical positions in
each of the other funds in the Delaware Group. As of [   ], the Fund's officers
and trustees, as a group, owned less than 1% of the outstanding shares of any Class of the Fund.

         DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH and the Manager are indirect, wholly owned subsidiaries, and subject to the ultimate control of, Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

       Trustees and principal officers of the Fund are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (59)
Chairman, President, Chief Executive Officer, Chairman and Director and/or
       Trustee of the Fund, 32 other investment companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.
Chairman and Director of Delaware Distributors, Inc. and Delaware Capital
       Management, Inc.
Chairman, President, Chief Executive Officer, Chief Investment Officer and
       Director of Delaware Management Company, Inc.
Chairman, Chief Executive Officer and Director of Delaware International
       Advisers Ltd.
Director of Delaware Service Company, Inc. and Delaware Investment & Retirement
       Services, Inc.



--------------
*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

Richard G. Unruh, Jr. (57)
Executive Vice President of the Fund and each of the other 32 investment companies in the Delaware Group.
Executive Vice President and Director of Delaware Management Company, Inc. Senior Vice President of Delaware Management Holdings, Inc. and Delaware Capital
       Management, Inc.
Director of Delaware International Advisers Ltd.
During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

Paul E. Suckow (49)
Executive Vice President/Chief Investment Officer, Fixed Income of the Fund, each of the other 32 investment companies in the Delaware Group and Delaware Management Company, Inc.
Executive Vice President and Director of Founders Holdings, Inc.
Senior Vice President/Chief Investment Officer, Fixed Income of Delaware
       Management Holdings, Inc.
Senior Vice President of Delaware Capital Management, Inc.
Director of Founders CBO Corporation.
Director of HYPPCO Finance Company Ltd.
Before returning to the Delaware Group in 1993, Mr. Suckow was Executive Vice
       President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.

Walter P. Babich (69)
Director and/or Trustee of the Fund and each of the other 32 investment companies in the Delaware Group. 460 North Gulph Road, King of Prussia, PA 19406.
Board Chairman, Citadel Constructors, Inc.
From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

Anthony D. Knerr (58)
Director and/or Trustee of the Fund and each of the other 32 investment companies in the Delaware Group.
       500 Fifth Avenue, New York, NY 10110.
Founder and Managing Director, Anthony Knerr & Associates.
From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
       Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (56)
Director and/or Trustee of the Fund and each of the other 32 investment companies in the Delaware Group.
       785 Park Avenue, New York, NY 10021.
Treasurer, National Gallery of Art.
From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the
       Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (76)
Director and/or Trustee of the Fund and each of the other 32 investment companies in the Delaware Group.
City Hall, Philadelphia, PA 19107.
Philadelphia City Councilman.

Thomas F. Madison (61)
Director and/or Trustee of the Fund and each of the other 32 investment companies in the Delaware Group.
President and Chief Executive Officer, MLM Partners, Inc.
200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402
Mr. Madison had also been chairman of the Board of Communications Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988-1993, he was President of U.S. WEST
       Communications--Markets.

*Jeffrey J. Nick (44)
Director and/or Trustee of the Fund and each of the other 32 investment companies in the Delaware Group.
President, Chief Executive Office and Director of Lincoln National Investment
       Companies, Inc.
From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Charles E. Peck (71)
Director and/or Trustee of the Fund and each of the other 32 investment companies in the Delaware Group.
       P.O. Box 1102, Columbia, MD 21044.
Secretary/Treasurer, Enterprise Homes, Inc.
From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The
       Ryland Group, Inc., Columbia, MD.

David K. Downes (57)
Executive Vice President/Chief Operating Officer/Chief Financial Officer of the
       Fund, each of the other 32 investment companies in the Delaware Group, Delaware Capital Management, Inc., Delaware Management Holdings, Inc. and Founders CBO Corporation.


------------------
* Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

Chairman and Director of Delaware Management Trust Company.
Chairman and Director of Delaware Investment & Retirement Services, Inc. Executive Vice President/Chief Operating Officer/Chief Financial Officer and
       Director of DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
President/Chief Executive Officer/Chief Financial Officer and Director of
       Delaware Service Company, Inc.
Senior Vice President/Chief Administrative Officer/ Chief Financial Officer of
       Delaware Distributors, L.P.
Director of Delaware International Advisers Ltd.
Before joining the Delaware Group in 1992, Mr. Downes was Chief Administrative
       Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.

George M. Chamberlain, Jr. (50)
Senior Vice President and Secretary of the Fund, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Distributors, L.P.
Executive Vice President, Secretary and Director of Delaware Management Trust
       Company.
Senior Vice President, Secretary and Director of DMH Corp., Delaware Management
       Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. and Delaware Capital Management, Inc.
Secretary and Director of Delaware International Holdings Ltd.
Director of Delaware International Advisers Ltd. Attorney.
During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Patrick P. Coyne (34)
Vice President/Senior Portfolio Manager of the Fund, and each of the tax-exempt and the fixed-income funds in the Delaware Group and Delaware Capital Management, Inc.
During the past five years, Mr. Coyne has served in various capacities at different times within the Delaware organization.

Mitchell L. Conery (38)
Vice President/Senior Portfolio Manager of the Fund, each of the tax-exempt and the fixed-income funds in the Delaware Group and Delaware Management Company, Inc.
Before joining the Delaware Group in 1997, Mr. Conery was an investment officer with Travelers Insurance from 1995 through 1996 and a research analyst with CS First Boston from 1992 to 1995.

Joseph H. Hastings (47)
Vice President/Corporate Controller of the Fund, each of the other 32 investment companies in the Delaware Group, Delaware Distributors, L.P., Delaware Service Company, Inc., and Delaware International Holdings Ltd.
Senior Vice President/Corporate Controller and Treasurer of Delaware Management
       Holdings, Inc., DMH Corp. and Delaware Management Company, Inc.
Senior Vice President and Treasurer of Delaware Distributors, Inc.
Senior Vice President/Corporate Controller of Founders Holdings, Inc.
Vice President and Treasurer of Delaware Capital Management, Inc.
Executive Vice President, Chief Financial Officer and Treasurer of Delaware
       Management Trust Company
Chief Financial Officer and Treasurer of Delaware Investment & Retirement
       Services, Inc.
Assistant Treasurer of Founders CBO Corporation
1818 Market Street, Philadelphia, PA  19103.

Before joining the Delaware Group in 1992, Mr. Hastings was Chief Financial
       Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (34)
Vice President/Treasurer of the Fund, each of the other 32 investment companies in the Delaware Group, Delaware Distributors, L.P., Delaware Service Company, Inc. and Founders Holdings, Inc.
Senior Vice President of Delaware Management Company, Inc. and Delaware
       Distributors, Inc.
Vice President/Manager of Investment Accounting of Delaware International
       Holdings Ltd.
Assistant Treasurer of Founders CBO Corporation.
Before joining the Delaware Group in 1995, Mr. Bishof was a Vice President for
       Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

         The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from the Trust and the total compensation received from all Delaware Group investment companies for the fiscal year ended February 28, 1997 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/ Trustees as of February 28, 1997.


                                                      Pension or
                                                      Retirement             Estimated                 Total
                                                       Benefits               Annual                Compensation
                                Aggregate              Accrued               Benefits               from all 33
                              Compensation            as Part of               Upon                   Delaware
Name                           from Trust            Fund Expenses          Retirement*         Group Investment Companies

W. Thacher Longstreth            $3,788                  None                 $30,000                 $51,315
Ann R. Leven                     $4,206                  None                 $30,000                 $55,814
Walter P. Babich                 $4,122                  None                 $30,000                 $54,815
Anthony D. Knerr                 $4,122                  None                 $30,000                 $54,815
Charles E. Peck                  $3,785                  None                 $30,000                 $49,542

* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a trustee/director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each fund at the time of such person's retirement. If an eligible trustee/director retired as of February 28, 1997, he or she would be entitled to annual payments totaling $30,000, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

EXCHANGE PRIVILEGE

       The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. The Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting such an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

       An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

       In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
       Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the Fund receives written notice from the shareholder to the contrary.

       Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent.)

       The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

       As described in the Fund's Prospectus, neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
       With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
       Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Group funds will be available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

       The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

       Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                     * * *

       Following is a summary of the investment objectives of the other Delaware Group funds:

       Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

       Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

       Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

       DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

       Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Quantum Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the fund's "Social Criteria" strategy.

       Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high-yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities.

       U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

       Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

       Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

       Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax- Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

       Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

       International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Assets Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

       Enterprise Fund seeks to provide maximum appreciation of capital by investing in medium-sized companies which have a dominant position within their industry, are undervalued, or have potential for growth in earnings. U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. World Growth Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin. Federal Bond Fund seeks to maximize current income consistent with preservation of capital. The fund attempts to achieve this objective by investing primarily in securities issued by the U.S. government, its agencies and instrumentalities. Corporate Income Fund seeks to provide high current income consistent with preservation of capital. The fund attempts to achieve this objective primarily by investing in a diversified portfolio of investment-grade fixed-income securities issued by U.S.
corporations.

       Delaware Group Premium Fund, Inc. offers 15 funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Quantum Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.

       For more complete information about any of the Delaware Group funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

       Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

       The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain other funds in the Delaware Group. The Manager, through a separate division, also manages private investment accounts. While investment decisions for the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.

       The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion[sm] III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers 10 different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Group mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., above.

       Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received;
(3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

       The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Group.

       The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the unaffiliated trustees.

       The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Group for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

       Bankers Trust Company ("Bankers Trust"), One Bankers Trust Plaza, New York, NY 10006, is custodian of the Fund's securities and cash. As custodian for the Fund, Bankers Trust maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disbursements of money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Shareholder and Trustee Liability
       Under Pennsylvania law, shareholders of the Fund may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims. The Declaration of Trust provides for indemnification out of the Fund property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

       The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

       The legality of the issuance of the shares offered hereby, registered pursuant to Rule 24f-2 under the 1940 Act, has been passed upon for the Fund by Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania.

Capitalization
       DMC Tax-Free Income Trust currently offers three series of shares, Tax-Free Ohio Fund (the "Fund"), Tax-Free Pennsylvania Fund and Tax-Free New Jersey Fund. The Fund currently offers three classes of shares and has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. All shares have equal voting rights, except as noted below, no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

       Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in the assets of the Fund and have the same voting and other rights and preferences, as the other classes. As a general matter, shareholders of the Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Plan relating to Class A Shares. General expenses of the Fund will be allocated on a pro-rata basis to the Classes according to asset size, except that expenses of the Rule 12b-1 Plans of Class A Shares, Class B Shares and Class C Shares will be allocated solely to those classes.

Noncumulative Voting
       The Fund's shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Fund voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

       This Part B does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission.

APPENDIX A--DESCRIPTION OF RATINGS

Bonds
       Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

       Excerpts from Fitch's description of its bond ratings: AAA--highest credit quality, obligor has exceptionally strong ability to pay interest and repay principal; AA--very high credit quality, obligor's ability to repay interest and repay principal is very strong; A--high credit quality, obligor's ability to repay interest and repay principal is strong but more vulnerable to adverse economic conditions than higher rated bonds; BBB--satisfactory credit quality, obligor's ability to pay interest and repay principal is adequate, adverse market conditions could impair timely payment; BB, B, CCC, CC--on balance, regarded as being increasingly speculative, with the obligor's ability to pay interest and repay principal very vulnerable to adverse economic conditions or a limited debt service safety margin; CC--minimal protection, default in payment of interest or principal seem probable over time; C--bonds are in imminent default in payment of interest and principal; DDD, DD, D--in default, with decreasing potential for recovery of interest and/or principal.

State and Municipal Notes
       MIG-1/VMIG-1--Notes bearing either of these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

       MIG-2/VMIG-2--Notes bearing either of these designations are of high quality, with margins of protection ample although not so large as in the preceding group.

       SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

       SP-2--Satisfactory capacity to pay principal and interest.

       F-1+/F-1--Exceptionally strong or very strong credit quality, strongest degree of assurance for timely payment.

       F-2--Good credit quality, satisfactory degree of assurance for timely payment.

APPENDIX C

Investing in Ohio Tax-Exempt Obligations
       The following information constitutes only a brief summary, does not purport to be a complete description, and is derived from official statements prepared in connection with the issuance of bonds and notes of the State of Ohio and other sources that are generally available to investors. The information is provided as general information intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State or of local government units located in Ohio. The Fund has not independently verified this information.

       The General Revenue Fund ("GRF") is the largest fund of the State and receives the majority of the State's tax receipts. The GRF consists of accounts for all financial resources except those required to be accounted for in another fund. Primary sources of revenue include sales, income, and corporate franchise taxes. Since there are few restrictions on how GRF dollars can be used, much of the focus of the State budget process is on development of a spending plan for GRF resources. GRF expenditures support education, human services, and general, government, and property tax relief.

       Only a portion of State capital needs can be met by direct GRF appropriations, and so additional State borrowing for capital purposes has been and will be required. Under present constitutional limitations most of that borrowing has been and will probably primarily be by lease-rental supported obligations. However, most State operations are financed through the GRF. The last complete fiscal biennium ended June 30, 1995 with a GRF fund balance of $928,000,000. Of that, $70,000,000 was retained as an unreserved and undesignated balance, and $580,000,000 transferred into various funds, including $535,200,000 into the Budget Stabilization Fund ("BSF"), which has a current balance of $828,300,000.

       Economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Actions have been and may be taken by the State during less favorable economic periods to ensure GRF resource/expenditure balances, some of which are described below. No such actions relating to expenditures were applied to appropriations needed for debt service on or lease payments relating to any State obligations.

       Because GRF cash receipts and disbursements do not precisely coincide, temporary GRF cash flow deficiencies often occur in some months, and particularly the middle months, of a Fiscal Year. Statutory provisions provide for effective management by permitting the adjustment of payment schedules (as was done during some prior Fiscal Years) and the use of the Total Operating Fund ("TOF").

       The GRF ending (June 30) biennial fund balance is reduced during less favorable national economic periods and then increases during more favorable economic periods. For example, following the 1974-75 nationwide recession the 1977 GRF ending fund balance was $21,600,000. The balance (without assistance from any significant tax rate increases) was $245,700,000 in 1979, and then, paralleling the national economic situation, was at the significantly lower amount of $200,000 in 1981. Aided by tax increases and other actions, the 1983 GRF ending fund balance was $43,600,000. Recent biennium GRF ending fund balances were $475,100,000 in 1989, $135,365,000 in 1991, $111,013,000 in 1993,
and $928,000,000 in 1995.

       In the 1990-91 biennium (and particularly in its second year) Ohio experienced an economic slow-down producing significant changes in certain GRF revenue and expenditure levels. Several executive and legislative measures were taken to address the anticipated shortfall in revenues and increase in expenditures, all to better ensure the eventual biennium-ending positive balances. State and national fiscal uncertainties during the 1992-93 biennium also required several actions to achieve the ultimate GRF positive ending balances.

       As an initial action to address a subsequently projected Fiscal Year 1992 imbalance, the Governor ordered most State agencies to reduce GRF appropriations spending in the final six months of that year. Other revenue and spending actions, legislative and administrative, resolved the remaining GRF imbalance for Fiscal Year 1992.

       As a first step toward addressing a then estimated $520,000,000 GRF shortfall for Fiscal Year 1993, the Governor ordered, effective July 1, 1992, selected GRF spending reductions totalling $300,000,000. Subsequent executive and legislative actions -- including tax revisions that produced an additional $194,500,000 in Fiscal Year 1993, and an additional $50,000,000 in pending reductions -- provided for positive biennium-ending GRF balances (fund balance of $111,013,000, cash balance of $393,634,000). As a first step toward BSF replenishment, $21,000,000 was deposited in the BSF.

       Appropriations for debt service, including lease rental appropriations, were expressly excluded from the Governor's cutback orders.

       The GRF appropriations act for the 1994-1995 biennium provided for total GRF biennial expenditures of approximately $30.7 billion, those for Fiscal Year 1994 being 9.2% higher than in Fiscal Year 1993 (taking into account Fiscal Year 1993 expenditure reductions), and for Fiscal Year 1995 being 6.6% higher than in Fiscal Year 1994. The Fiscal Year 1994 ending GRF fund balance permitted an additional $260,300,000 to be deposited in the BSF. Expenditures were below those authorized, primarily as the result of lower than expected Medicaid spending, and tax receipts (primarily auto sales/use) were significantly above estimates. The biennium ending GRF fund balance was $928,000,000.


       The GRF appropriations act for the current biennium was passed on June 28, 1995 and promptly signed (after selective vetoes) by the Governor. That act provided for total GRF biennial expenditures of approximately $33.5 billion, with the following examples of GRF major program biennial expenditures increases over those for the prior biennium: higher education, 13.1%; mental health and metal retardation, 4.8%; primary and secondary education, 15.4%; human services, 9.5%; justice and corrections, 28%.

       The June 30, 1996 GRF ending fund balance was over $781,000,000, which was higher than forecast. In accordance with General Assembly directions, $100,000,000 was promptly transferred from the GRF to the fund providing for the elementary and secondary school computer network, and $30,000,000 to a new fund for State transportation infrastructure. Approximately $400,800,000 is serving as a basis for temporary 1996 personal income tax reductions aggregating that amount.

       Under the Fiscal Year 1998-1999 Executive Budget, recommended total General Revenue Fund spending is $17.63 billion in Fiscal Year 1998 (4.4% over estimated Fiscal Year 1997 spending) and $18.51 billion in Fiscal Year 1999 (5.0% over Fiscal Year 1998). Recommended all funds spending is $34.74 billion in Fiscal Year 1998 (4.5% over comparable estimated Fiscal Year 1997 spending) and $36.10 billion in Fiscal Year 1999 (3.9% over Fiscal Year 1998). When compared to the budget adopted in June 1995, this proposed spending plan provides for GRF expenditure growth in Fiscal Year 1998 of only 2.2% over Fiscal Year 1997.

       When compared to originally planned Fiscal Year 1997 spending the growth of GRF spending is 2.2% in Fiscal Year 1998 and 5.0% in Fiscal Year 1999, and total budget growth (including GRF) is 4.4% in Fiscal Year 1998 and 3.9% in Fiscal Year 1999. When compared to current estimates for actual Fiscal Year 1997 spending, Fiscal Year 1998 growth rates are 4.4% for the GRF and 3.9% for the total budget.

         When combined with the impact of both currently authorized tax reduction and proposed tax reduction, total GRF revenues ,including federal grants, are expected to be $17.69 billion in Fiscal Year 1998 (an increase of only 3.1% over Fiscal Year 1997) and $18.37 billion in Fiscal Year 1999 (3.8% over Fiscal Year 1998).

       The current economic expansion is expected to continue at a slow and modest pace throughout the biennial budget period. Though growth is slowing, the indicators which typically signal the possible onset of a recession are not doing so at the present time. In spite of a low unemployment rate that is producing higher base wages, price inflation has been held in check.

       Ohio and the nation continue to enjoy the benefits of moderate economic growth. However, as the length of the current expansion increases, so does the probability of a downturn. The current expansion has lasted for almost six years and is projected to last at least through the end of the biennium (the second longest expansionary period in postwar U.S. history). While the economic forecast underlying the revenue projections for the budget do not predict a recession during the biennium, it is expected that economic growth will continue to be fairly slow. This slower economic growth will produce a slower growth in State revenues.

       The baseline forecast of moderate economic growth translates into moderate revenue growth for the State's General Revenue Fund (GRF) during the Fiscal Year 1998 - Fiscal Year 1999 biennium. While the good news is that there is no indication of imminent recession, the forecast is tempered by sluggish economic growth which will produce low revenue growth for the biennium. Total GRF revenues, excluding federal grants, are expected to increase by 3.4 percent in Fiscal Year 1998 over Fiscal Year 1997 and by about 4 percent in Fiscal Year 1999 over Fiscal Year 1998. The lower-than-trend rate of growth in revenues for Fiscal Year 1998 mainly reflects the slow growth of receipts from the Personnel Income Tax and the Corporate Franchise Tax. Growth in these taxes was hampered by the implementation of an increase in personal exemptions and manufacturing investment tax credits.

       Census figures for 1994 showed that Ohio then ranked 35th in state taxes per capita and 26th in state and local taxes per capita. Since those figures were developed many states, including Ohio, have enacted tax revisions.

       Two major tax bases in the State are personal income (taxed by the State and municipalities, and, with voter approval, by school districts) and real and tangible personal property (taxed by local governments).

       As examples of rates of major taxes, the State sales tax is levied at the rate of 5%. The highest potential aggregate of State and permissive local sales taxes is currently 8.7% (not including local taxes for sports facilities), and the highest currently levied in any county is 7%. The State gasoline tax is currently 22 cents per gallon, one cent of which is specifically directed to local highway-related infrastructure projects.

       Ohio's 1990 decennial census population of over 10,840,000 indicated a 0.5% population growth since 1980 and Ohio as ranking seventh among the states in population. In 1980 it had ranked sixth.

       Ohio has a mixture of urban and rural population, with approximately three-quarters urban. There are 943 incorporated cities and villages (municipalities with populations under 5000) in the State. Six cities have populations of over 100,000 and 19 over 50,000.

       Since 1960 the ratio of Ohio to U.S. aggregate personal income has declined, with Ohio moving from fifth among the states in 1960 and 1970 to seventh in 1995. This movement, in significant measure reflects "catching up" by several other states and a trend in Ohio toward service sector employment.

       During the 1980's, Ohio's unemployment rate typically exceeded the national unemployment rate. During the 1990's, that trend has been reversed to the point where Ohio's unemployment rate has consistently been below the national rate throughout most of the current expansion. Additionally, during this time Ohio has experienced rates as low as 4.4%, which represents an employment level that has not been achieved in over 20 years. The current Ohio unemployment rate of roughly 5.0% is very low by historic standards, and is expected to prevail throughout the forecast period. This low level is significantly affected by demographic trends in the State's and national economies.

       Although manufacturing, including auto-related manufacturing, in Ohio remains an important part of the State's economy, the greatest growth in employment in Ohio in recent years, consistent with national trend, has been in the non-manufacturing area. Ohio ranked fourth in the nation in 1991 gross state product derived from manufacturing. Manufacturing was 26.3% of Ohio's gross state product, compared to 17.1% of that total being from "services". In addition, agriculture and "agribusiness", discussed under Agricultural and Resources Bases, continue as important elements of the Ohio economy.

       Ohio continues as a major "headquarters" state. Of the top 500 corporations (industrial and service) based on 1995 revenues reported in 1996 by Fortune, 30 had headquarters in Ohio, placing Ohio sixth as a corporate "headquarters" state.

       Payroll employment in Ohio, in the diversifying employment base, showed a steady upward trend until 1979, then decreased until 1982. It reached a new high in the summer of 1993 after a slight decrease early in 1992, then decreased slightly, and reached a new high in 1996. Growth in recent years has been concentrated among non-manufacturing employment tapering off since its 1969 peak. The "non-manufacturing" sector employs approximately 78.9% of all non-agricultural payroll workers in Ohio.

       With 14.2 million acres (of a total land area of 26.4 million acres) in farm land and an estimated 75,000 individual farms, agriculture and related agricultural sectors combined is an important segment of Ohio's economy. It is by many measures Ohio's leading industry, contributing over $56 billion in 1992 to the State's economy. This represents almost 13% of the total output, 15.9% of the total employment (approximately 935,000 jobs), and nearly 11% of the value added products produced in the State in that year. Gross farm income alone amounted in 1994 to just over $5.4 billion. In 1994, Ohio exported approximately $1 billion in farm products (primarily soybeans and related soy products, and feed grains). The State has instituted several programs to provide financial assistance to farmers.

       The availability of natural resources, such as water and energy, is of vital nationwide concern. Ohio has large quantities of these important natural resources. With Lake Erie and the Ohio River on its borders, and many lakes and streams throughout the State, water is readily available for all uses.

       Ohio has large coal reserves, and in 1994 ranked ninth in the nation in coal production, fifth in the production of electric power (91% generated by the use of coal) and fourth in electric energy sales. State bonds have been and may be issued for purposes of coal research and development.

FINANCIAL STATEMENTS



         The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.





INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
Bankers Trust Company
One Bankers Trust Plaza
New York, NY  10006

TAX-FREE OHIO FUND



A CLASS



B CLASS



C CLASS



CLASSES OF TAX-FREE OHIO FUND








PART B

STATEMENT OF
ADDITIONAL INFORMATION



SEPTEMBER 2, 1997












         DELAWARE
         GROUP

APPENDIX B--TAX EXEMPT vs TAXABLE YIELDS

                                     PART C

                                Other Information


Item 24.  Financial Statements and Exhibits

          (a)      Financial Statements:

                   Part A      -   Financial Highlights

                  *Part B      -   Statement of Net Assets
                                   Statement of Assets and Liabilities
                                   Statement of Operations
                                   Statement of Changes in Net Assets
                                   Notes to Financial Statements
                                   Accountant's Report

         * The financial statements and Accountant's Report for Tax-Free Pennsylvania Fund listed above are incorporated by reference into Part B from the Registrant's Annual Report for the fiscal year ended February 28, 1997.

         (b)  Exhibits:

               (1)  Declaration of Trust.

                    (a) Declaration of Trust, as amended through November 27, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

                    (b) Amendment to Declaration of Trust (1997) to be filed by Amendment.

               (2)  Procedural Guidelines.

                    (a) Procedural Guidelines, as amended through November 27, 1995 incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

                    (b) Amendment to Procedural Guidelines (April 1995) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

               (3)  Voting Trust Agreement.  Inapplicable.

PART C - Other Information
(Continued)

                (4)  Copies of All Instruments Defining the Rights of Holders.

                    (a) Declaration of Trust. Articles V and IX of the Declaration of Trust (February 28, 1977) and Article V, as amended (February 17, 1994), of the Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

                    (b) Procedural Guidelines. Articles II, IV, as amended, and VII of the Procedural Guidelines incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

                (5)  Investment Management Agreement.

                    (a) Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

                    (b) Proposed Investment Management Agreement (1997) between Delaware Management Company, Inc. and the Registrant on behalf of Tax-Free New Jersey Fund and Tax-Free Ohio Fund attached as Exhibit.

                (6)  (a) Distribution Agreement.

                         (i) Form of Distribution Agreement (April 1995) on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post- Effective Amendment No. 35 filed November 27, 1995.

                         (ii) Proposed Distribution Agreement (1997) between Delaware Distributors, L.P. and the Registrant on behalf of Tax-Free New Jersey Fund and Tax-Free Ohio Fund included as Module.

                         (iii) Form of Amendment No. 1 to Distribution Agreement (November 1995) on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

                    (b) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

PART C - Other Information
(Continued)

                    (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

                    (d) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post- Effective Amendment No. 36 filed April 29, 1996.

                (7)  Bonus, Profit Sharing, Pension Contracts.

                    (a)  Amended and Restated Profit Sharing Plan (November 17,
                         1994) incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

                    (b) Amendment to Profit Sharing Plan (December 21, 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed April 29, 1996.

                (8)  Custodian Agreement.

                    (a) Form of Custodian Agreement (May 1996) between Bankers Trust Company and the Registrant on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 37 filed April 29, 1997.

                    (b) Form of Custodian Agreement (1997) between Bankers Trust Company and the Registrant on behalf of Tax-Free New Jersey Fund and Tax-Free Ohio Fund attached as Exhibit.

                (9)  Other Material Contracts.

                    (a) Shareholders Services Agreement (June 29, 1988) between Delaware Service Company, Inc. and the Registrant on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post- Effective Amendment No. 37 filed April 29, 1997.

                    (b) Form of Amended and Restated Shareholders Services Agreement (1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund included as Module.

                    (c) Form of Fund Accounting Agreement (1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund included as Module.

PART C - Other Information
(Continued)

                         (i) Executed Amendment No. 1 (September 30, 1996) to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                         (ii) Executed Amendment No. 2 (November 30, 1996) to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                         (iii) Executed Amendment No. 3 (December 27, 1996) to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                         (iv) Executed Amendment No. 4 (February 24, 1997) to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                         (v) Executed Amendment No. 5 (May 30, 1997) to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                    (d) Proposed Schedule A to Delaware Group of Funds Fund Accounting Agreement on behalf of Tax-Free New Jersey Fund and Tax-Free Ohio Fund included as Module.

                (10) Opinion of Counsel. Filed with letter relating to Rule
                     24f-2 on April 21, 1997.

                (11) Consent of Auditors. To be filed by Amendment.

             (12-14) Inapplicable.

                (15) Plans under Rule 12b-1.

                    (a)  Form of Plan under Rule 12b-1 for Class A (November
                         1995) on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

                    (b)  Form of Plan under Rule 12b-1 for Class B (November
                         1995) on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

                    (c)  Form of Plan under Rule 12b-1 for Class C (November
                         1995) on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

                    (d) Proposed Plan under Rule 12b-1 for Class A (1997) on behalf of Tax-Free New Jersey Fund and Tax-Free Ohio Fund included as Module.

                    (e) Proposed Plan under Rule 12b-1 for Class B (1997) on behalf of Tax-Free New Jersey Fund and Tax-Free Ohio Fund included as Module.

PART C - Other Information
(Continued)

                    (f) Proposed Plan under Rule 12b-1 for Class C (1997) on behalf of Tax-Free New Jersey Fund and Tax-Free Ohio Fund included as Module.

                (16) Schedules of Computation for each Performance Quotation.
                     Incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995, Post-Effective Amendment No. 35 filed November 27, 1995, Post-Effective Amendment No. 36 filed April 30, 1996 and Post-Effective Amendment No. 37 filed April 29, 1997.

                (17) Financial Data Schedules. Incorporated into this filing by reference to Post-Effective Amendment No. 37 filed April 29, 1997.

                (18) Inapplicable.

                (19) Other: Trustees' Power of Attorney.

                    (a) Incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

                    (b) Power of Attorney for Thomas F. Madison and Jeffrey J. Nick attached as Exhibit.

Item 25. Persons Controlled by or under Common Control with Registrant. None.

Item 26. Number of Holders of Securities.

                 (1)                                             (2)

                                                          Number of
         Title of Class                                   Record Holders
         --------------                                   --------------

         DMC Tax-Free Income Trust - Pennsylvania's:

         Tax-Free Pennsylvania Fund A Class
         Shares of Beneficial Interest                    21,058 Accounts as of
         with No Par Value Per Share                      May 31, 1997

         Tax-Free Pennsylvania Fund B Class
         Shares of Beneficial Interest                    1,105 Accounts as of
         with No Par Value Per Share                      May 31, 1997

PART C - Other Information
(Continued)

                  (1)                                             (2)

                                                           Number of
         Title of Class                                   Record Holders*
         --------------                                   ---------------

         Tax-Free Pennsylvania Fund C Class
         Shares of Beneficial Interest                    48 Accounts as of
         with No Par Value Per Share                      May 31, 1997

         DMC Tax-Free Income Trust - Pennsylvania's:

         Tax-Free New Jersey Fund A Class
         Shares of Beneficial Interest                     0 Accounts as of
         with No Par Value Per Share                       May 31, 1997

         Tax-Free New Jersey Fund B Class
         Shares of Beneficial Interest                     0 Accounts as of
         with No Par Value Per Share                       May 31, 1997

         Tax-Free New Jersey Fund C Class
         Shares of Beneficial Interest                     0 Accounts as of
         with No Par Value Per Share                       May 31, 1997

         DMC Tax-Free Income Trust - Pennsylvania's:

         Tax-Free Ohio Fund A Class
         Shares of Beneficial Interest                     0 Accounts as of
         with No Par Value Per Share                       May 31, 1997

         Tax-Free Ohio Fund B Class
         Shares of Beneficial Interest                     0 Accounts as of
         with No Par Value Per Share                       May 31, 1997

         Tax-Free Ohio Fund C Class
         Shares of Beneficial Interest                     0 Accounts as of
         with No Par Value Per Share                       May 31, 1997

   * Shares of Tax-Free New Jersey Fund and Tax-Free Ohio Fund were not offered prior to the effective date of this Registration Statement.

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 10 filed May 12, 1980.

PART C - Other Information
(Continued)

Item 28. Business and Other Connections of Investment Adviser.

        Delaware Management Company, Inc. (the "Manager") also serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Trend Fund, Inc., Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Income Funds, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Intermediate Tax Free Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Tax Free Funds, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Income Fund, Inc., Voyageur Minnesota Municipal Income Fund II, Inc. and Voyageur Minnesota Municipal Income Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds and to certain other investment companies. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing, accounting services and transfer agent for all of the mutual funds in the Delaware Group.

        The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal    Positions and Offices with the Manager and its
Business Address*     Affiliates and Other Positions and Offices Held
-----------------     -----------------------------------------------

Wayne A. Stork        Chairman of the Board, President, Chief Executive Officer,
                      Chief Investment Officer and Director of Delaware
                      Management Company, Inc.; President, Chief Executive
                      Officer, Chairman of the Board and Director of the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware
                      International Holdings Ltd. and Founders Holdings, Inc.;
                      Chairman of the Board and Director of Delaware
                      Distributors, Inc. and Delaware Capital Management, Inc.;
                      Chairman, Chief Executive Officer and Director of Delaware
                      International Advisers Ltd.; and Director of Delaware
                      Service Company, Inc. and Delaware Investment & Retirement
                      Services, Inc.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal    Positions and Offices with the Manager and its
Business Address*     Affiliates and Other Positions and Offices Held
-----------------     -----------------------------------------------
Richard G. Unruh, Jr. Executive Vice President and Director of Delaware
                      Management Company, Inc.; Executive Vice President of the
                      Registrant and each of the other funds in the Delaware
                      Group; Senior Vice President of Delaware Management
                      Holdings, Inc. and Delaware Capital Management, Inc; and
                      Director of Delaware International Advisers Ltd.

                      Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow        Executive Vice President/Chief Investment Officer, Fixed
                      Income of Delaware Management Company, Inc., the
                      Registrant and each of the other funds in the Delaware
                      Group; Executive Vice President and Director of Founders
                      Holdings, Inc.; Senior Vice President/Chief Investment
                      Officer, Fixed Income of Delaware Management Holdings,
                      Inc.; Senior Vice President of Delaware Capital
                      Management, Inc.; and Director of Founders CBO Corporation

                      Director, HYPPCO Finance Company Ltd.

David K. Downes       Executive Vice President, Chief Operating Officer, Chief
                      Financial Officer and Director of Delaware Management
                      Company, Inc., DMH Corp., Delaware Distributors, Inc.,
                      Founders Holdings, Inc. and Delaware International
                      Holdings Ltd.; Executive Vice President, Chief Operating
                      Officer and Chief Financial Officer of the Registrant and each of the other funds in the Delaware Group, Delaware
                      Management Holdings, Inc., Founders CBO Corporation,
                      Delaware Capital Management, Inc.; Chairman and Director of Delaware Management Trust Company; President, Chief
                      Executive Officer, Chief Financial Officer and Director of
                      Delaware Service Company, Inc.; Chairman and Director of
                      Delaware Investment & Retirement Services, Inc.; Director of Delaware International Advisers Ltd.; and Senior Vice
                      President, Chief Administrative Officer and Chief
                      Financial Officer of Delaware Distributors, L.P.

                      Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal    Positions and Offices with the Manager and its
Business Address*     Affiliates and Other Positions and Offices Held
-----------------     -----------------------------------------------

George M.             Senior Vice President, Secretary and Director of Delaware
Chamberlain, Jr.      Management Company, Inc., DMH Corp., Delaware
                      Distributors, Inc., Delaware Service Company, Inc.,
                      Founders Holdings, Inc., Delaware Capital Management, Inc.
                      and Delaware Investment & Retirement Services, Inc.;
                      Senior Vice President and Secretary of the Registrant, each of the other funds in the Delaware Group, Delaware
                      Distributors, L.P. and Delaware Management Holdings, Inc.;
                      Executive Vice President, Secretary and Director of
                      Delaware Management Trust Company; Secretary and Director of Delaware International Holdings Ltd.; and Director of
                      Delaware International Advisers Ltd.

Richard J. Flannery   Senior Vice President/Corporate and International Affairs
                      of Delaware Management Holdings, Inc., DMH Corp.,
                      Delaware Management Company, Inc., Delaware Distributors,
                      Inc., Delaware Distributors, L.P., Delaware Management
                      Trust Company and Delaware Capital Management, Inc.;
                      Managing Director/Corporate & Tax Affairs of Delaware
                      Service Company, Inc. and Delaware Investment & Retirement
                      Services, Inc.; Vice President of the Registrant and each of the other funds in the Delaware Group; Senior Vice
                      President/Corporate and International Affairs and Director of Founders Holdings, Inc. and Delaware International
                      Holdings Ltd.; Senior Vice President of Founders CBO
                      Corporation; and Director of Delaware International
                      Advisers Ltd.

                      Director, HYPPCO Finance Company Ltd.

                      Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof     Vice President and Treasurer of the Registrant, each of
                      the other funds in the Delaware Group, Delaware
                      Distributors, Inc., Delaware Service Company, Inc. and
                      Founders Holdings, Inc.; Senior Vice President of Delaware
                      Management Company, Inc. and Delaware Distributors, Inc.;
                      Assistant Treasurer of Founders CBO Corporation; and Vice
                      President and Manager of Investment Accounting of Delaware
                      International Holdings Ltd.






* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal    Positions and Offices with the Manager and its
Business Address*     Affiliates and Other Positions and Offices Held
-----------------     -----------------------------------------------

Eric E. Miller        Vice President and Assistant Secretary of Delaware
                      Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management
                      Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                      Delaware Distributors Inc., Delaware Service Company,
                      Inc., Delaware Management Trust Company, Founders
                      Holdings, Inc., Delaware Capital Management, Inc. and
                      Delaware Investment & Retirement Services, Inc.

Richelle S. Maestro   Vice President and Assistant Secretary of Delaware
                      Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management
                      Holdings, Inc., Delaware Distributors, L.P., Delaware
                      Distributors, Inc., Delaware Service Company, Inc., DMH
                      Corp., Delaware Management Trust Company, Delaware Capital
                      Management, Inc., Delaware Investment & Retirement
                      Services, Inc. and Founders Holdings, Inc.; Secretary of
                      Founders CBO Corporation; and Assistant Secretary of
                      Delaware International Holdings Ltd.

                      Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Joseph H. Hastings    Senior Vice President/Corporate Controller and Treasurer
                      of Delaware Management Holdings, Inc., DMH Corp. and
                      Delaware Management Company, Inc.; Senior Vice President and Treasurer of Delaware Distributors, Inc.; Senior Vice
                      President/Corporate Controller of Founders Holdings, Inc.;
                      Vice President and Treasurer of Delaware Capital
                      Management, Inc.; Vice President/Corporate Controller of the Registrant, each of the other funds in the Delaware
                      Group, Delaware Distributors, L.P., Delaware Service
                      Company, Inc., and Delaware International Holdings Ltd.;
                      Executive Vice President, Chief Financial Officer and
                      Treasurer of Delaware Management Trust Company; Chief
                      Financial Officer and Treasurer of Delaware Investment &
                      Retirement Services, Inc.; and Assistant Treasurer of
                      Founders CBO Corporation

Richard Salus(1)      Vice President/Assistant Controller of Delaware Management
                      Company, Inc.; and Vice President of Delaware Management
                      Trust Company

Bruce A. Ulmer        Vice President/Director of Internal Audit of Delaware
                      Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management
                      Holdings, Inc., DMH Corp. and Delaware Management Trust
                      Company; and Vice President/Internal Audit of Delaware
                      Investment & Retirement Services, Inc.



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal    Positions and Offices with the Manager and its
Business Address*     Affiliates and Other Positions and Offices Held
-----------------     -----------------------------------------------

Steven T. Lampe(2)    Vice President/Taxation of Delaware Management Company,
                      Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH
                      Corp., Delaware Distributors, L.P., Delaware Distributors,
                      Inc., Delaware Service Company, Inc., Delaware Management
                      Trust Company, Founders Holdings, Inc., Founders CBO
                      Corporation, Delaware Capital Management, Inc. and
                      Delaware Investment & Retirement Services, Inc.

Lisa O. Brinkley      Vice President/Compliance of Delaware Management Company,
                      Inc., the Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware Distributors, L.P.,
                      Delaware Distributors, Inc., Delaware Service Company,
                      Inc., Delaware Management Trust Company, Delaware Capital
                      Management, Inc. and Delaware Investment & Retirement
                      Services, Inc.

Rosemary E. Milner    Vice President/Legal of Delaware Management Company, Inc.,
                      the Registrant, each of the other funds in the Delaware
                      Group, Delaware Distributors, L.P. and Delaware
                      Distributors, Inc.

Douglas L. Anderson   Vice President/Operations of Delaware Management Company,
                      Inc., Delaware Investment and Retirement Services, Inc.
                      and Delaware Service Company, Inc.; and Vice
                      President/Operations and Director of Delaware Management
                      Trust Company

Michael T. Taggart    Senior Vice President/Facilities Management and
                      Administrative Services of Delaware Management Company,
                      Inc.

Gerald T. Nichols     Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and Treasurer, Assistant
                      Secretary and Director of Founders CBO Corporation

Gary A. Reed          Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware
                      Capital Management, Inc.




* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal    Positions and Offices with the Manager and its
Business Address*     Affiliates and Other Positions and Offices Held
-----------------     -----------------------------------------------

Paul A. Matlack       Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.;
                      and President and Director of Founders CBO Corporation.

Patrick P. Coyne      Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management, Inc.

Roger A. Early        Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group

Mitchell L. Conery(3) Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., the Registrant and each of the tax-exempt and fixed income funds in the Delaware Group

George H. Burwell     Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc. and each of the equity funds in the Delaware Group

John B. Fields        Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc., each of the equity funds in the Delaware Group and Delaware Capital Management, Inc.

Babak Zenouzi         Vice President/Portfolio Manager of the Fund, each of the
                      equity funds and the closed-end funds in the Delaware
                      Group

Gerald S. Frey(4)     Vice President/Senior Portfolio Manager of Delaware
                      Management Company, Inc. and each of the equity funds in the Delaware Group



1   SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
2   TAX MANAGER, Price Waterhouse prior to October 1995.
3   INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
4   SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Item 29.  Principal Underwriters.

          (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

          (b) Information with respect to each director, officer or partner of principal underwriter:


Name and Principal                                Positions and Offices                       Positions and Offices
Business Address*                                 with Underwriter                            with Registrant
-----------------                                 ----------------                            ---------------

Delaware Distributors, Inc.                       General Partner                             None

Delaware Management
Company, Inc.                                     Limited Partner                             Investment Manager

Delaware Capital
Management, Inc.                                  Limited Partner                             None

Bruce D. Barton                                   President and CEO                           None

David K. Downes                                   Senior Vice President,                      Executive Vice
                                                  Chief Administrative Officer                President/Chief
                                                  and Chief Financial Officer                 Operating Officer/
                                                                                              Chief Financial Officer

George M. Chamberlain, Jr.                        Senior Vice President/                      Senior Vice President/
                                                  Secretary                                   Secretary

Terry Cunningham                                  Senior Vice President/                      None
                                                  National Sales Director

Thomas E. Sawyer                                  Senior Vice President/                      None
                                                  National Sales Director

Dana B. Hall                                      Senior Vice President/                      None
                                                  Key Accounts

William F. Hostler                                Senior Vice President/                      None
                                                  Marketing Services

J. Chris Meyer                                    Senior Vice President/                      None
                                                  Product Development

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                                Positions and Offices                       Positions and Offices
Business Address*                                 with Underwriter                            with Registrant
-----------------                                 ----------------                            ---------------

Stephen H. Slack                                  Senior Vice President/Wholesaler            None

Richard J. Flannery                               Senior Vice President/Corporate             Vice President
                                                  and International Affairs

Eric E. Miller                                    Vice President/                             Vice President/
                                                  Assistant Secretary                         Assistant Secretary

Richelle S. Maestro                               Vice President/                             Vice President/
                                                  Assistant Secretary                         Assistant Secretary

Michael P. Bishof                                 Vice President/Treasurer                    Vice President/Treasurer

Steven T. Lampe                                   Vice President/Taxation                     Vice President/Taxation

Joseph H. Hastings                                Vice President/                             Vice President/
                                                  Corporate Controller                        Corporate Controller

Lisa O. Brinkley                                  Vice President/                             Vice President/
                                                  Compliance                                  Compliance

Rosemary E. Milner                                Vice President/Legal                        Vice President/Legal

Daniel H. Carlson                                 Vice President/Marketing                    None

Diane M. Anderson                                 Vice President/                             None
                                                  Retirement Services

Denise F. Guerriere                               Vice President/Client Services              None

Julia R. Vander Els                               Vice President/Client Services              None

Jerome J. Alrutz                                  Vice President/                             None
                                                  Client Services

Joanne A. Mettenheimer                            Vice President/                             None
                                                  National Accounts


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                                Positions and Offices                       Positions and Offices
Business Address*                                 with Underwriter                            with Registrant
-----------------                                 ----------------                            ---------------

Gregory J. McMillan                               Vice President/                             None
                                                  National Accounts

Christopher H. Price                              Vice President/Annuity                      None
                                                  Marketing & Administration

Stephen J. DeAngelis                              Vice President/Product                      None
                                                  Development

Susan T. Friestedt                                Vice President/Customer                     None
                                                  Service

Dinah J. Huntoon                                  Vice President/Product                      None
                                                  Management

Soohee Lee                                        Vice President/Fixed Income                 None
                                                  Product Management

Ellen M. Krott                                    Vice President/Communications               None

Holly W. Reimel                                   Vice President/Telemarketing                None

Terrence L. Bussard                               Vice President/Wholesaler                   None

William S. Carroll                                Vice President/Wholesaler                   None

William L. Castetter                              Vice President/Wholesaler                   None

Thomas J. Chadie                                  Vice President/Wholesaler                   None

Thomas C. Gallagher                               Vice President/Wholesaler                   None

Douglas R. Glennon                                Vice President/Wholesaler                   None

Christopher L. Johnston                           Vice President/Wholesaler                   None

Thomas P. Kennett                                 Vice President/ Wholesaler                  None

William M. Kimbrough                              Vice President/Wholesaler                   None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                                Positions and Offices                       Positions and Offices
Business Address*                                 with Underwriter                            with Registrant
-----------------                                 ----------------                            ---------------
Debra Afra Marler                                 Vice President/Wholesaler                   None

Mac McAuliffe                                     Vice President/Wholesaler                   None

Patrick L. Murphy                                 Vice President/Wholesaler                   None

Henry W. Orvin                                    Vice President/Wholesaler                   None

Philip G. Rickards                                Vice President/Wholesaler                   None

Laura E. Roman                                    Vice President/Wholesaler                   None

Michael W. Rose                                   Vice President/Wholesaler                   None

Linda Schulz                                      Vice President/Wholesaler                   None

Edward B. Sheridan                                Vice President/Wholesaler                   None

Robert E. Stansbury                               Vice President/Wholesaler                   None

Larry D. Stone                                    Vice President/Wholesaler                   None

John A. Wells                                     Vice President/Marketing                    None
                                                  Technology

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.


         (c)   Not Applicable.

Item 30.  Location of Accounts and Records.

          All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.  Management Services.  None.

PART C - Other Information
(Continued)

Item 32.  Undertakings.

          (a)  Not Applicable.

          (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the initial public offering of shares of Tax-Free New Jersey Fund and Tax-Free Ohio Fund.

          (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

          (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 12th day of June, 1997.

                                               DMC TAX-FREE INCOME TRUST -
                                                      PENNSYLVANIA

                                         By     /s/ Wayne A. Stork
                                                ------------------------------
                                                     Wayne A. Stork
                                           Chairman of the Board, President,
                                           Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


                 Signature                                          Title                                             Date
                 ---------                                          -----                                             ----

                                                        Chairman of the Board, President,
/s/ Wayne A. Stork                                       Chief Executive Officer and Trustee                         June 12, 1997
---------------------------------------
Wayne A. Stork
                                                        Executive Vice President/Chief Operating
                                                        Officer/Chief Financial Officer
                                                        (Principal Financial Officer and
/s/ David K. Downes                                      Principal Accounting Officer)                               June 12, 1997
--------------------------------------
David K. Downes

/s/ Walter P. Babich                   *                 Trustee                                                     June 12, 1997
---------------------------------------
Walter P. Babich

/s/ Charles E. Peck                     *                Trustee                                                     June 12, 1997
----------------------------------------
Charles E. Peck

/s/ Ann R. Leven                        *                Trustee                                                     June 12, 1997
----------------------------------------
Ann R. Leven

/s/ Anthony D. Knerr                  *                  Trustee                                                     June 12, 1997
--------------------------------------
Anthony D. Knerr

/s/ W. Thacher Longstreth          *                     Trustee                                                     June 12, 1997
-----------------------------------
W. Thacher Longstreth


                              *By /s/ Wayne A. Stork
                                  ---------------------
                                 Wayne A. Stork
                               as Attorney-in-Fact
                        for each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A


















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS



Exhibit No.           Exhibit

EX-99.B5B             Proposed Investment Management Agreement (1997) between
                      Delaware Management Company, Inc. and the Registrant on behalf of Tax-Free New Jersey Fund and Tax- Free Ohio Fund

EX-99.B6AII           Proposed Distribution Agreement (1997) between Delaware
(Module Name          Distributors, L.P. and the Registrant on behalf of
PROP_DIS_AGT)         Tax-Free New Jersey Fund and Tax-Free Ohio Fund


EX-99.B8B             Form of Custodian Agreement (1997) between Bankers Trust
                      Company and the Registrant on behalf of Tax-Free New
                      Jersey Fund and Tax-Free Ohio Fund

EX-99.B9B             Form of Amended and Restated Shareholder Services
(Module Name          Agreement (1997) between Delaware Service Company, Inc.
SH_SVC_AGT)           and the Registrant on behalf of each Fund


EX-99.B9C             Form of Fund Accounting Agreement (1997) between Delaware
(Module Name          Service Company, Inc. and the Registrant on behalf of each
FUND_ACCT_AGT)        Fund

EX-99.B9CI            Executed Amendment No. 1 (September 30, 1996) to Delaware
                      Group of Funds Fund Accounting Agreement

EX-99.B9CII           Executed Amendment No. 2 (November 30, 1996) to Delaware
                      Group of Funds Fund Accounting Agreement

EX-99.B9CIII          Executed Amendment No. 3 (December 27, 1996) to Delaware
                      Group of Funds Fund Accounting Agreement

EX-99.B9CIV           Executed Amendment No. 4 (February 24, 1997) to Delaware
                      Group of Funds Fund Accounting Agreement

EX-99.B9CV            Executed Amendment No. 5 (May 1, 1997) to Delaware Group
                      of Funds Fund Accounting Agreement

EX-99.B9D             Proposed Schedule A to Delaware Group of Funds Fund
(Module Name          Accounting Agreement on behalf of Tax-Free New Jersey
ACCT_AGT_SCHD_A)      Fund and Tax-Free Ohio Fund

EX-99.B15D            Proposed Plan under Rule 12b-1 for Class A (1997) on
(Module Name          behalf of Tax-Free New Jersey Fund and Tax-Free Ohio Fund
RULE_12B1_PL_A)

EX-99.B15E            Proposed Plan under Rule 12b-1 for Class B (June 1995) on
(Module Name          behalf of Tax-Free New Jersey Fund and Tax-Free Ohio Fund
RULE_12B1_PL_B)

EX-99.B15F            Proposed Plan under Rule 12b-1 for Class C (1997) on
(Module Name          behalf of Tax-Free New Jersey Fund and Tax-Free Ohio Fund
RULE_12B1_PL_C)

EX-B19B               Power of Attorney for Thomas F. Madison and Jeffrey J.
                      Nick